[The American Funds Insurance Series/SM/]

American Funds Insurance Series
2001 Semi-Annual Report
For The Six Months Ended June 30

[full-page photograph of two people walking on a boardwalk through a field]


American Funds Insurance Series/SM/ is the underlying investment vehicle for several variable annuities and insurance products.

The investment adviser for American Funds Insurance Series is Capital Research and Management Company. For seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Returns for periods ended June 30, 2001

                                                     TOTAL          TOTAL         ANNUALIZED      ANNUALIZED      ANNUALIZED
                                                     RETURN 6       RETURN 1      RETURN 5        RETURN 10       RETURN
                                                     MONTHS         YEAR          YEARS           YEARS           LIFETIME

GLOBAL GROWTH FUND                     Class 1       -7.90%         -26.69%        -               -               +14.90%
(since 4/30/97)                        Class 2       -8.06          -26.89         -               -               +14.61

GLOBAL SMALL CAPITALIZATION            Class 1       -5.50          -22.84         -               -               +14.98
FUND (since 4/30/98)                   Class 2       -5.64          -23.04         -               -               +14.71

GROWTH FUND                            Class 1       -8.34          -16.96        +23.68%         +19.63%         +17.82
                                       Class 2       -8.44          -17.16        +23.39          +19.33          +17.50

INTERNATIONAL FUND                     Class 1       -11.24         -30.58        +11.64          +12.21          +10.68
                                       Class 2       -11.32         -30.76        +11.37          +11.92          +10.40

NEW WORLD FUND (since 6/17/99)         Class 1       +0.08          -10.97         -               -               +1.86
                                       Class 2       +0.08          -11.15         -               -               +1.66

GROWTH-INCOME FUND                     Class 1       +4.66          +10.36        +15.62          +15.04          +15.24
                                       Class 2       +4.57          +10.12        +15.34          +14.74          +14.90

ASSET ALLOCATION FUND                  Class 1       +1.40          +6.66         +11.15          +11.85          +10.94
                                       Class 2       +1.22          +6.34         +10.86          +11.54          +10.63

BOND FUND (since 1/2/96)               Class 1       +5.05          +8.68         +6.99           -               +6.08
                                       Class 2       +4.82          +8.34         +6.72           -               +5.81

HIGH-YIELD BOND FUND                   Class 1       +5.17          +1.97         +5.80           +8.56           +10.79
                                       Class 2       +5.07          +1.78         +5.55           +8.25           +10.39

U.S. GOVERNMENT/AAA-RATED              Class 1       +2.81          +10.64        +7.04           +7.42           +7.82
SECURITIES FUND                        Class 2       +2.68          +10.41        +6.77           +7.12           +7.47

CASH MANAGEMENT FUND*                  Class 1       +2.30          +5.47         +5.22           +4.64           +5.81
                                       Class 2       +2.24          +5.32         +4.97           +4.37           +5.48

*As of June 30, 2001, the Cash Management Fund's seven-day annualized yield was 3.52% for Class 1 shares and 3.28% for Class 2 shares.

This report shows investment results for Class 1 and Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTMENTS OUTSIDE THE UNITED STATES, ESPECIALLY THOSE IN DEVELOPING COUNTRIES, INVOLVE ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL, AS MORE FULLY DESCRIBED IN THE PROSPECTUS.


LETTER TO INVESTORS

FELLOW INVESTORS:

This report covers the first half of the year 2001 - the six months ended June 30 - for American Funds Insurance Series, which serves as the underlying investment vehicle for American Legacy variable annuities and other insurance products.

The first half of this year was a difficult period for stock markets. For the first three months, most major market indexes, including Standard and Poor's 500 Composite Index, the Russell 2000 Index and the Nasdaq Composite Index, continued a decline that began a year earlier. In early April, however, the markets changed course abruptly and began to gain ground. The rebound was welcome, but after mid-May it lost steam and many stocks began declining.

The unmanaged S&P 500, which tracks the largest U.S. stocks, lost 6.7% in the six months ended June 30. The tech-heavy Nasdaq lost 12.5%, while the Russell 2000, which measures the stocks of smaller companies, rose 6.9%. The weakness spread outside the United States, with many stock markets around the globe losing ground. The Morgan Stanley Capital International EAFE/R/ (Europe, Australasia, Far East) Index dropped 14.4% in the half year.

While equity markets slumped, both the high-yield and investment-grade bond markets continued to gain ground. The Salomon Smith Barney Broad
Investment-Grade (BIG) Bond Index rose 3.6%, while the Credit Suisse First Boston High Yield Index gained 4.3%.

In this mixed environment, we're pleased to report that the majority of the variable funds in the American Funds Insurance Series held their ground or gained value. The funds that showed the greatest strength held a significant portion of their assets in fixed-income instruments or cash, while the funds investing primarily in stocks were the weakest.

Much of the bond market's strength can be traced to the Federal Reserve Board aggressively cutting interest rates. The Fed lowered rates six times in six months in an attempt to keep the economy out of a recession.

It is still too early to tell if the bear market for stocks, which began in March of 2000, is over or if the rebound, which began in the spring, will continue to lose steam. In the weeks after the end of June, the markets have been volatile.

Regardless of the short-term direction of the market, the investment professionals managing the assets in the American Funds Insurance Series will continue to invest as they always have - seeking to buy individual stocks and bonds that offer good opportunities over the long term.

Focusing on the long term has been a hallmark of the American Funds Insurance Series since its inception more than 17 years ago. It is particularly appropriate for variable annuity owners because annuities are designed as long-term investments.

Maintaining a long-term view was especially important for international investors during the past six months as markets outside the United States continued to suffer from the woes that beset telecommunications, media and technology stocks in the wake of the bursting of the Internet bubble more than a year ago.

GLOBAL GROWTH FUND lost 8.1%, reflecting the weakness in world stock markets. The fund's holdings in technology, media and telecommunication stocks, which suffered the brunt of the market's decline, are the major reasons for the setback. The fund's investment professionals reduced their exposure to these areas but continue to own some stocks they believe will be good long-term investments. With economies in Europe weakening and the Japanese economy continuing to struggle, the fund's largest investment concentration is in the Americas. Overall, the fund took a more conservative stance and increased its cash reserves to 15.7% from 13.0% at the beginning of the year. It will, however, continue to try to take advantage of buying opportunities created when prices fall.

GLOBAL SMALL CAPITALIZATION FUND lost 5.6% during the six months. The fund's holdings were heavily weighted in small technology companies, which were most affected by the market's decline. While a decline in value is never welcome, the fund's investment professionals believe the market's downturn has created many opportunities. Companies that are leaders in their field but were selling at unjustifiably high prices, notably many software and semiconductor companies, are now attractive. Some of these companies have declined enough that they are again considered small caps and, therefore, are eligible to be included in Global Small Capitalization Fund's portfolio.

GROWTH FUND declined 8.4%. The technology sector's continued weakness accounts for the majority of the decline during the six months. In April, after a sharp downturn, Growth Fund's investment professionals saw opportunities in the technology sector and began investing. Some stocks have done well, but others, after an upward burst, resumed their decline. The fund continues to hold many technology stocks because its investment professionals believe they offer potential for good long-term rewards. In the meantime, the fund's investments in the media and health care sectors have made positive contributions.

INTERNATIONAL FUND lost 11.3%, the largest decline in the series during the six months. The first half of the year was disappointing for almost everyone who looked outside the United States for opportunities, as evidenced by the 14.4% decline in the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index. While investors may be disappointed in the short-term results, it is important to remember that despite the recent downturn, International Fund has grown at an average annualized return of 12.2% for the past 10 years. During the six-month period, the Japanese economy remained in a recession, and the economic weakness in the United States appeared to have spread to Europe. Faced with weakness in both Asia and Europe, the fund's investment professionals had difficulty finding attractive investment opportunities. Most major European stock indexes lost value during the first six months of the year. London's FTSE 100 Index lost 9.3%, Frankfurt's DAX Index declined 5.8%, while the Paris CAC 40 Index dropped 11.8%. Even with the declines, many of the region's best stocks remain highly priced.

NEW WORLD FUND held its ground well in the face of weak markets around the globe, gaining 0.1%. Developing markets, as measured by the Morgan Stanley Capital International Emerging Markets Free Index, lost 1.6% during the period. New World Fund gained strength from its holdings in emerging markets fixed-income securities and from diversifying its holdings. Emerging markets can be volatile but they don't all march to the beat of the same drum. The recent period is a good example. While trouble in some developing countries, such as Turkey and Argentina, have captured headlines, growth continues in the majority of developing markets. The fund, though, does not invest simply by region or country. Instead, it builds its portfolio company by company and will continue to rely on global research efforts to find good opportunities in developing markets or in companies based in developed countries that gain a significant portion of their revenues from their business in developing markets. It will also continue to seek opportunities in both equities and fixed-income securities. In the meantime, New World Fund's global diversification will continue to play a crucial role in its returns.

[Begin Sidebar]
GLOBAL GROWTH FUND
Where the fund's assets were invested based on total net assets as of June 30, 2001

[begin pie chart]

THE AMERICAS              43.9%
EUROPE                    23.4%
ASIA/PACIFIC BASIN        15.9%
OTHER COUNTRIES           1.1%
CASH & EQUIVALENTS        15.7%

[end pie chart]

THE AMERICAS
United States              36.6%
Canada                     3.2
Mexico                     2.5
Brazil                     1.6

                           43.9

EUROPE
United Kingdom             7.9
Sweden                     2.6
France                     2.0
Norway                     1.9
Germany                    1.5
Finland                    1.4
Netherlands                1.2
Ireland                    1.1
Switzerland                1.0
Other                      2.8
                           23.4

ASIA/PACIFIC BASIN
Japan                      7.5
Australia                  2.3
South Korea                1.8
Taiwan                     1.4
Hong Kong                  1.0
India                      .7
Singapore                  .5
Other                      .7
                           15.9

OTHER COUNTRIES
Egypt                      .6
Other                      .5
                           1.1
CASH & EQUIVALENTS         15.7
TOTAL                      100.0%

[End Sidebar]

[Begin Sidebar]
GLOBAL SMALL CAPITALIZATION FUND
Where the fund's assets were invested based on total net assets as of June 30, 2001

[begin pie chart]

THE AMERICAS                 65.4%
ASIA/PACIFIC BASIN           12.5%
EUROPE                       11.2%
OTHER COUNTRIES              1.8%
CASH & EQUIVALENTS           9.1%

[end pie chart]

THE AMERICAS
United States               60.5%
Canada                      3.7
Brazil                      1.0
Argentina                   .2
                            65.4

ASIA/PACIFIC BASIN
Japan                       5.3
Hong Kong                   2.3
Singapore                   1.2
South Korea                 1.0
Other                       2.7
                            12.5

EUROPE
United Kingdom              2.7
Sweden                      2.1
France                      1.8
Ireland                     1.2
Luxembourg                  .7
Germany                     .7
Finland                     .6
Netherlands                 .5
Other                       .9
                            11.2

OTHER COUNTRIES
Israel                      1.8
                            1.8

CASH & EQUIVALENTS          9.1

TOTAL                       100.0%

[End Sidebar]

GROWTH-INCOME FUND gained 4.6%. Over its 17-year history, Growth-Income Fund has produced an average annual return of 14.9%. A key to this long-term success has been its focus on investing in well-established companies while avoiding fads sweeping the market. When the Internet bubble pushed stock prices to unrealistic levels, the fund increased its cash reserves; throughout most of the first half of this year, when prices were lower, it used those reserves to increase its holdings. But with the dramatic rise in stock prices in April, the fund saw the prices of some of its holdings rise substantially. In several cases, the prices rose above what the fund's investment professionals considered a reasonable level, and they sold the stocks. Interestingly, the market's drop and recovery provided good opportunities to both buy and sell stocks at attractive prices. As a result, the fund's cash position at the end of the period - 15.3% - is similar to where it was at the beginning of the year, 15.0%.

ASSET ALLOCATION FUND gained 1.2%. The fund, with its large holdings of both stocks and bonds, was able to take advantage of the trends, which began in 2000, toward lower stock prices and higher bond prices. At the end of February, only 60.1% of the assets were invested in equities and 34.4% in bonds. As the Fed continued to lower interest rates and bond prices rose, the fund's investment professionals began taking profits from the fund's bond portfolio and increased its equity holdings, notably in the technology hardware and services areas and the pharmaceutical and energy sectors. At the end of the six months, the fund held 68.0% of its assets in stocks and 26.4% in bonds.

BOND FUND gained 4.8% on the strength of rising prices for corporate bonds. The prices rose after the Fed's aggressive cuts in interest rates. The Fed's moves gave investors confidence that the economic outlook would improve, and an improving economy would boost sales and profits, making it easier for companies to meet their obligations. Both investment-grade corporate and high-yield bonds gained value as rates dropped. Bond Fund's portfolio includes 24.4% high-yield bonds.

HIGH-YIELD BOND FUND had the strongest returns of any variable fund in the American Funds Insurance Series during the six months, gaining 5.1%. The high-yield bond market gained strength from lower interest rates. After hitting a peak at the end of February, the high-yield market, as measured by the Credit Suisse First Boston High Yield Index, lost some ground but still ended the six months with a gain. High-Yield Bond Fund benefited, in part, because it had not invested heavily in wired telecommunications companies. Many of these companies are still in the development stage and their bonds, which are more volatile, lost value. On the other hand, bonds of established communications and cable companies that the fund held, such as VoiceStream Wireless and Fox/Liberty Networks gained value.

[Begin Sidebar]
INTERNATIONAL  FUND
Where the fund's assets were invested based on total net assets as of June 30, 2001

[begin pie chart]

EUROPE                      42.3%
ASIA/PACIFIC BASIN          35.4%
THE AMERICAS                9.7%
OTHER COUNTRIES             2.5%
CASH & EQUIVALENTS          10.1%

[end pie chart]

EUROPE
United Kingdom              11.4%
France                      4.9
Netherlands                 3.9
Norway                      3.7
Switzerland                 3.1
Germany                     2.8
Ireland                     2.4
Italy                       2.2
Finland                     2.1
Belgium                     1.6
Sweden                      1.5
Spain                       .9
Denmark                     .8
Other                       1.0
                            42.3

ASIA/PACIFIC BASIN
Japan                       17.8
Australia                   4.0
South Korea                 3.9
Taiwan                      2.9
Hong Kong                   2.0
China                       1.8
India                       1.8
Other                       1.2
                            35.4
THE AMERICAS
Mexico                      4.0
Canada                      3.3
Brazil                      2.4
                            9.7
OTHER COUNTRIES
Israel                      1.4
South Africa                .8
Egypt                       .3
                            2.5
CASH & EQUIVALENTS          10.1
TOTAL                       100.0%

[End Sidebar]


[Begin Sidebar]
NEW WORLD FUND
Where the fund's assets were invested based on total net assets as of June 30, 2001

[begin pie chart]

ASIA/PACIFIC BASIN        34.2%
THE AMERICAS              24.8%
EUROPE                    18.7%
OTHER COUNTRIES           4.5%
CASH & EQUIVALENTS        17.8%

[end pie chart]

ASIA/PACIFIC BASIN
South Korea               6.7%
Japan                     5.5
China                     5.0
India                     4.9
Philippines               4.9
Hong Kong                 2.6
Taiwan                    1.5
Australia                 1.1
Thailand                  .8
Singapore                 .7
Indonesia                 .5
                          34.2
THE AMERICAS
United States             9.4
Brazil                    6.5
Mexico                    5.9
Argentina                 1.5
Panama                    .9
Chile                     .6
                          24.8
EUROPE
Turkey                    3.7
United Kingdom            3.3
Russia                    1.9
Poland                    1.6
Ireland                   1.5
France                    1.2
Netherlands               1.1
Norway                    1.0
Republic of Croatia       1.0
Other                     2.4
                          18.7
OTHER COUNTRIES
Israel                    2.8
South Africa              1.5
Egypt                     .2
                          4.5

CASH & EQUIVALENTS        17.8

TOTAL                     100.0%

[End Sidebar]

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND rose 2.7%. The fund's solid return can be traced to the interest-rate actions of the Federal Reserve Board. Bond prices and interest rates move inversely to each other, so when interest rates fall, bond prices rise. All sectors of the bond market benefited from the rate reductions, including mortgage-backed and asset-backed securities, Treasury bonds and securities backed by federal agencies, which make up the majority of the fund's holdings.

CASH MANAGEMENT FUND rose 2.2%. When the stock market began its decline in March of 2000, many investors understood the wisdom of holding some of their assets in cash. The fund helps cushion the downturn and offers a reserve to buy when prices decline. During the six months, the fund's holdings, which are concentrated in high-quality, short-term debt instruments, benefited from lower interest rates.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Chairman of the Board

/s/ Donald D. O'Neal
Donald D. O'Neal
President

August 15, 2001


Global Growth Fund
Investments primarily in stocks
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

The Americas                                                            43.87%
Europe                                                                  23.35%
Asia/Pacific Basin                                                      15.94%
Other Countries                                                          1.11%
Cash & Equivalents                                                      15.73%

[end pie chart]


Largest Individual Equity Securities
                                                                       Percent
                                                                        of Net
                                                                        Assets

AOL Time Warner                                                          2.09%
Clear Channel Communications                                             1.96%
AstraZeneca                                                              1.77%
Bank of America                                                          1.48%
Nokia                                                                    1.44%
Microsoft                                                                1.41%
Pfizer                                                                   1.37%
Viacom                                                                   1.36%
Vodafone Group                                                           1.19%
Shionogi                                                                 1.17%

EQUITY SECURITIES (common & preferred stocks)
                                                                                     Market  Percent
                                                                        Number of     Value   of Net
MEDIA  -  18.47%                                                           Shares     (000)   Assets
AOL Time Warner Inc. (merger of America Online, Inc.                       337,500   $17,888   2.09%
 and Time Warner Inc.) (USA) /1/
Clear Channel Communications, Inc. (USA) /1/                               266,680    16,721     1.96
Viacom Inc., nonvoting, Class B (USA) /1/                                  224,777    11,632     1.36
Univision Communications Inc., Class A (USA) /1/                           149,000     6,374      .75
Granada PLC (formerly Granada Compass PLC and                            2,980,876     6,285      .74
 Granada Media PLC) (United Kingdom)
Vivendi Universal (ADR) (France)                                            64,000     3,712
Vivendi Universal                                                           38,617     2,255      .70
Fox Entertainment Group, Inc., Class A (USA) /1/                           185,000     5,162      .60
USA Networks, Inc. (USA) /1/                                               179,000     5,012      .59
Grupo Televisa, SA, ordinary participation                                 120,000     4,801      .56
 certificates (ADR) (Mexico) /1/
Metro International SA, Class B (USA) /1/                                  651,377     3,452
Metro International SA, Class A (Sweden) /1/                               100,000       534
Metro International SA, Class B  /1/                                        50,000       285      .50
Walt Disney Co. (merged with Walt Disney Internet                          147,300     4,255      .50
 Group) (USA)
AT&T Corp. Liberty Media Group, Class A (USA) /1/                          240,000     4,198      .49
SET Satellite (Singapore) Pte. Ltd. (Singapore)                            125,710     4,163      .49
  /1/,/2/,/3/
General Motors Corp., Class H (USA) /1/                                    200,000     4,050      .47
ABS-CBN Holdings Corp. (PDR) (Philippines)                               5,000,000     3,824      .45
AVEX Inc. (Japan)                                                           45,000     3,816      .45
News Corp. Ltd. (Australia)                                                405,069     3,720      .44
Independent News & Media PLC (Ireland)                                   1,833,084     3,654      .43
Globo Cabo SA, preferred nominative (ADR)                                  702,800     3,317      .39
 (Brazil) /1/
Fuji Television Network, Inc. (Japan)                                          551     3,170      .37
NDS Group PLC, Class A (ADR) (United Kingdom) /1/                           68,000     2,305      .27
Telewest Communications PLC (United Kingdom) /1/                         1,800,000     2,263      .26
ProSiebenSAT.1 Media AG, nonvoting, preferred                              144,000     2,076      .24
 (Germany)
Reuters Group PLC (United Kingdom)                                         150,000     1,956      .23
Rogers Communications Inc., nonvoting, Class B                             125,000     1,871      .22
 (Canada)
Crown Media Holdings, Inc., Class A (USA) /1/                              100,000     1,855      .22
Daily Mail and General Trust PLC, nonvoting,                               174,500     1,828      .21
 Class A (United Kingdom)
KirchMedia GmbH & Co. KGaA, nonvoting                                       42,000     1,562      .18
 (Germany)  /1/,/2/,/3/
SBS Broadcasting SA (Luxembourg) /1/                                        60,000     1,545      .18
Havas Advertising (France) /1/                                             140,000     1,544      .18
MIH Ltd., Class A (South Africa) /1/                                       105,000     1,496      .18
SET India Ltd. (India) /1/,/2/,/3/                                           6,400     1,492      .17
NTL Inc. (USA) /1/                                                         100,000     1,205      .14
BKN International AG (Germany) /1/,/2/,/3/                                  78,000     1,191      .14
PT Multimedia-Servicos de Telecommunicacoes e                              118,000     1,181      .14
 Multimedia, SGPS, SA (Portugal) /1/
Washington Post Co., Class B (USA)                                           2,000     1,148      .13
PRIMEDIA Inc. (USA) /1/                                                    150,000     1,019      .12
United Pan-Europe Communications NV                                        395,000     1,005      .12
 (Netherlands) /1/
Carlton Communications PLC (United Kingdom)                                205,211       974      .11
MIH Holdings Ltd. (South Africa) /1/                                       450,000       951      .11
Recoletos Cia Editorial SA (Spain)                                         180,000       893      .10
Austereo Group Ltd. (Australia) /1/                                        800,000       858      .10
Village Roadshow Ltd., Class A, 5.50% preferred                          1,222,262       841      .10
 (Australia)
Nippon Television Network Corp. (Japan)                                      2,300       557      .07
Sinclair Broadcast Group, Inc., Class A (USA) /1/                           53,800       554      .06
Insight Communications Co., LP, Class A (USA) /1/                           20,000       500      .06
UnitedGlobalCom, Inc., Class A (USA) /1/                                    35,000       303      .04
LifeMinders, Inc. (USA) /1/                                                165,100       261      .03
Key3Media Group, Inc. (USA) /1/                                             10,950       127      .01
EM.TV & Merchandising AG (Germany) /1/                                      65,000       124      .01
Austar United Communications Ltd. (Australia) /1/                          190,000        70      .01

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  8.39%
Taiwan Semiconductor Manufacturing Co. Ltd.                              4,736,200     8,817     1.03
 (Taiwan) /1/
Microchip Technology Inc. (USA) /1/                                        247,500     8,274      .97
Texas Instruments Inc. (USA)                                               248,000     7,812      .91
Samsung Electronics Co., Ltd. (South Korea)                                 50,427     7,459      .87
Applied Materials, Inc. (USA) /1/                                          130,000     6,383      .75
Micron Technology, Inc. (USA) /1/                                          130,000     5,343      .63
KLA-Tencor Corp. (USA) /1/                                                  90,000     5,262      .62
Micrel, Inc. (USA) /1/                                                     138,400     4,567      .53
Rohm Co., Ltd. (Japan)                                                      23,000     3,576      .42
Dialog Semiconductor PLC (United Kingdom) /1/                              837,000     3,195      .37
Maxim Integrated Products, Inc. (USA) /1/                                   60,000     2,653      .31
ASML Holdings NV, New York registered (formerly                            110,000     2,447      .29
 ASM Lithography Holdings NV) (Netherlands) /1/
Linear Technology Corp. (USA)                                               55,000     2,432      .28
PMC-Sierra, Inc. (USA) /1/                                                  40,000     1,243      .15
Xilinx, Inc. (USA) /1/                                                      25,000     1,031      .12
VIA Technologies, Inc. (Taiwan) /1/                                        107,500       744      .09
Intel Corp. (USA)                                                           15,000       439      .05

PHARMACEUTICALS  -  7.85%
AstraZeneca PLC (United Kingdom)                                           213,960    10,014
AstraZeneca PLC                                                            107,205     4,962
AstraZeneca PLC (ADR)                                                        3,000       140     1.77
Pfizer Inc (USA)                                                           292,950    11,733     1.37
Shionogi & Co., Ltd. (Japan)                                               481,000    10,034     1.17
Novo Nordisk A/S, Class B (Denmark)                                        126,500     5,602      .66
Pharmacia Corp. (USA)                                                      105,000     4,825      .56
Bristol-Myers Squibb Co. (USA)                                              90,000     4,707      .55
Elan Corp., PLC (ADR) (Ireland) /1/                                         70,000     4,270      .50
Forest Laboratories, Inc. (USA) /1/                                         47,400     3,365      .39
CSL Ltd. (Australia)                                                       129,407     3,146      .37
Aventis SA (France)                                                         35,000     2,799      .33
GlaxoSmithKline PLC (United Kingdom)                                        52,900     1,495      .18

BANKS  -  4.49%
Bank of America Corp. (USA)                                                210,000    12,606     1.48
Bank of Nova Scotia (Canada)                                               161,000     4,828      .56
Royal Bank of Canada (Canada)                                              144,000     4,620      .54
Shinhan Bank (South Korea)                                                 323,020     3,322      .39
Mizuho Holdings, Inc. (Japan)                                                  520     2,420      .28
DBS Group Holdings Ltd. (Singapore)                                        280,000     2,059      .24
Credit Suisse Group (Switzerland)                                           12,500     2,057      .24
Lloyds TSB Group PLC (United Kingdom)                                      200,000     2,010      .24
ABN AMRO Holding NV (Netherlands)                                          100,262     1,887      .22
Westpac Banking Corp. (Australia)                                          214,348     1,580      .18
Toronto-Dominion Bank (Canada)                                              39,200     1,000      .12

SOFTWARE  -  4.25%
Microsoft Corp. (USA) /1/                                                  165,000    12,045     1.41
Capcom Co., Ltd. (Japan)                                                   137,000     4,748      .56
EXE Technologies, Inc. (USA) /1/                                           725,000     4,249      .50
Intuit Inc. (USA) /1/                                                      105,000     4,199      .49
Cadence Design Systems, Inc. (USA) /1/                                     207,000     3,856      .45
Mentor Graphics Corp. (USA) /1/                                            132,000     2,310      .27
Oracle Corp. (USA) /1/                                                     105,500     2,005      .23
SmartForce PLC (ADR) (Ireland) /1/                                          54,300     1,913      .22
Ubizen (Belgium) /1/                                                       109,200       722      .08
OpenTV Corp., Class A (USA) /1/                                             23,000       323      .04

WIRELESS TELECOMMUNICATION SERVICES  -  3.41%
Vodafone Group PLC (United Kingdom)                                      3,538,117     7,872
Vodafone Group PLC (ADR)                                                   103,000     2,302     1.19
Egyptian Co. for Mobile Services (Egypt) /1/                               260,000     3,872      .45
NTT DoCoMo, Inc. (Japan) /1/                                                   170     2,960      .35
Tele Nordeste Celular Participacoes SA,                                     82,200     2,680      .31
 preferred nominative (ADR) (Brazil)
China Mobile (Hong Kong) Ltd. (ADR) (China) /1/                             93,400     2,502      .29
America Movil SA de CV (ADR) (Mexico)                                      110,000     2,295      .27
KDDI Corp. (formerly DDI Corp.) (Japan)                                        480     2,241      .26
Orascom Telecom Holding (GDR) (Egypt) /1/                                  439,600     1,266      .15
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                            30,772,728       357      .04
Tele Celular Sul Participacoes SA, preferred                                16,500       333      .04
 nominative (ADR) (Brazil)
Sonae.com, SGPS, SA (Portugal) /1/                                         105,678       277      .03
Telesystem International Wireless Inc., units                               40,000       132
 (Canada) /1/
Telesystem International Wireless Inc. /1/                                  16,000        83      .03

COMMUNICATIONS EQUIPMENT  -  3.16%
Nokia Corp., Class A (ADR) (Finland)                                       485,000    10,689
Nokia Corp.                                                                 70,000     1,590     1.44
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                        1,216,000     6,657      .78
Cisco Systems, Inc. (USA) /1/                                              150,000     2,730      .32
Crown Castle International Corp. (USA) /1/                                 145,000     2,378      .28
BarcoNet SA (Belgium) /1/                                                  393,298     1,151      .13
Redback Networks Inc. (USA) /1/                                             85,000       758      .09
ADVA AG Optical Networking (Germany) /1/                                   130,200       580      .07
JDS Uniphase Corp. (USA) /1/                                                35,000       438      .05

SPECIALTY RETAIL  -  2.84%
Lowe's Companies, Inc. (USA)                                               120,000     8,706     1.02
Michaels Stores, Inc. (USA) /1/                                            190,000     7,790      .91
Limited Inc. (USA)                                                         260,000     4,295      .50
Dixons Group PLC (United Kingdom)                                        1,068,571     3,517      .41

COMMERCIAL SERVICES & SUPPLIES  -  2.83%
Apollo Group, Inc., Class A (USA) /1/                                      154,350     6,552      .77
Cendant Corp. (USA) /1/                                                    256,000     4,992      .58
DeVry Inc. (USA) /1/                                                       130,000     4,695      .55
Sabre Holdings Corp., Class A (USA) /1/                                     50,000     2,500      .29
Brambles Industries Ltd. (Australia)                                        69,600     1,703      .20
Adecco SA (Switzerland)                                                     35,000     1,649      .19
Securitas AB, Class B (Sweden)                                              90,000     1,578      .18
Hays PLC (United Kingdom)                                                  220,914       572      .07

HOTELS, RESTAURANTS & LEISURE  -  2.56%
Starbucks Corp. (USA) /1/                                                  320,000     7,360      .86
NH Hoteles, SA (Spain) /1/                                                 450,000     5,332      .63
Carnival Corp. (USA)                                                       170,000     5,219      .61
McDonald's Corp. (USA)                                                      83,000     2,246      .26
Compass Group PLC (United Kingdom) /1/                                     213,205     1,713      .20

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.13%
Samsung Electro-Mechanics Co., Ltd. (South Korea)                          115,000     4,138      .48
Murata Manufacturing Co., Ltd. (Japan)                                      57,000     3,791      .44
Celestica Inc. (Canada) /1/                                                 65,000     3,347      .39
Venture Manufacturing (Singapore) Ltd (Singapore)                          380,000     2,523      .30
Hon Hai Precision Industry Co., Ltd. (Taiwan)                              450,000     2,369      .28
EPCOS AG (Germany)                                                          30,000     1,629      .19
Barco SA (Belgium)                                                           8,649       389      .05

OIL & GAS  -  2.05%
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)                          269,500     7,007      .82
Husky Energy Inc. (Canada)                                                 507,900     5,441      .64
"Shell" Transport and Trading Co., PLC, New York                           100,000     5,034      .59
 registered (United Kingdom)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.01%
Telefonos de Mexico, SA de CV, Class L                                     110,000     3,860      .45
 (ADR) (Mexico)
Utfors AB (Sweden) /1/                                                   1,050,000     3,478      .41
Hellenic Telecommunications Organization SA                                251,500     3,294      .39
 (Greece)
Swisscom AG (Switzerland)                                                    8,494     2,025      .24
AT&T Corp. (USA)                                                            90,000     1,980      .23
Telekom Austria AG (Austria) /1/                                           227,442     1,398      .16
TDC A/S, Class B (ADR) (Denmark)                                            28,400       522      .06
Nippon Telegraph and Telephone Corp. (Japan) /1/                                78       407      .05
Korea Telecom Corp. (ADR) (South Korea)                                      9,500       209      .02
One.Tel Ltd. (Australia) /1/,/3/                                         1,500,000         7      .00

DIVERSIFIED FINANCIALS  -  1.55%
Capital One Financial Corp. (USA)                                           73,100     4,386      .51
First Pacific Co. Ltd. (Hong Kong)                                      12,842,735     2,783      .32
ING Groep NV (Netherlands)                                                  40,000     2,619      .31
AIFUL Corp. (Japan)                                                         25,000     2,257      .26
Shohkoh Fund & Co., Ltd. (Japan)                                             4,000       654      .08
OM AB (formerly OM Gruppen AB) (Sweden)                                     45,000       571      .07

METALS & MINING  -  1.48%
Alcoa Inc. (USA)                                                           140,000     5,516      .65
Hoganas AB, Class B (Sweden)                                               160,000     2,591      .30
Billiton PLC (United Kingdom)                                              500,000     2,502      .30
BHP Billiton Ltd., deferred shares,                                        191,718     1,041
 (Australia) /1/
BHP Billiton Ltd. (formerly BHP Ltd.)                                      180,000       953      .23

INDUSTRIAL CONGLOMERATES  -  1.27%
Norsk Hydro AS (Norway)                                                    170,000     7,209      .84
General Electric Co. (USA)                                                  75,000     3,656      .43

CHEMICALS  -  1.26%
Dow Chemical Co. (USA)                                                     258,000     8,578     1.00
Valspar Corp. (USA)                                                         40,000     1,420      .17
BOC Group PLC (United Kingdom)                                              50,000       735      .09

CONTAINERS & PACKAGING  -  1.16%
Sealed Air Corp. (USA) /1/                                                 210,000     7,823      .92
Industriforvaltnings AB Kinnevik, Class B                                  100,000     2,070      .24
 (Sweden)

AUTOMOBILES  -  1.15%
Suzuki Motor Corp. (Japan)                                                 520,000     6,925      .81
Honda Motor Co., Ltd. (Japan)                                               65,000     2,858      .34

IT CONSULTING & SERVICES  -  1.10%
Amdocs Ltd. (USA) /1/                                                      175,000     9,424     1.10

MULTILINE RETAIL  -  0.97%
Wal-Mart de Mexico, SA de CV, Series V (ADR)                               228,000     6,156      .72
 (Mexico)
Kingfisher PLC (United Kingdom)                                            387,238     2,105      .25

FOOD PRODUCTS  -  0.83%
Orkla AS (Norway)                                                          282,285     5,115      .60
Sara Lee Corp. (USA)                                                       105,000     1,989      .23

PERSONAL PRODUCTS  -  0.83%
Avon Products, Inc. (USA)                                                  152,900     7,076      .83

INTERNET SOFTWARE & SERVICES  -  0.82%
CNET Networks, Inc. (USA) /1/                                              182,439     2,372      .28
Yahoo! Inc. (USA) /1/                                                       50,000     1,000      .12
Wanadoo (formerly Freeserve) (France) /1/                                  183,240       917      .11
Emblaze Systems Ltd. (formerly Geo Interactive                             300,000       890      .10
 Media Group Ltd.) (Israel) /1/
Terra Lycos, SA (ADR) (Spain) /1/                                           37,625       286
Terra Lycos, SA /1/                                                         36,300       266      .06
WEB.DE AG (Germany) /1/                                                     70,000       404      .05
China.com Corp., Class A (Hong Kong) /1/                                   112,800       302      .03
LookSmart, Ltd. (USA) /1/                                                  210,000       221
LookSmart, Ltd. /1/                                                        500,000        29      .03
GFT Technologies AG (Germany) /1/                                           27,000       238      .03
MarketWatch.com, Inc. (USA) /1/                                             40,000        99      .01

COMPUTERS & PERIPHERALS  -  0.72%
Opticom ASA (Norway) /1/                                                    56,000     3,566      .42
Psion PLC (United Kingdom)                                               1,200,000     1,526      .18
C Technologies AB (Sweden) /1/                                             240,000     1,062      .12

MACHINERY  -  0.70%
Sulzer Medica Ltd. (Switzerland)                                            42,000     2,854      .33
THK Co., Ltd. (Japan)                                                      120,000     2,258      .26
Fuji Machine Mfg. Co., Ltd. (Japan)                                         46,000       843      .10
JOT Automation Group Oyj (Finland)                                         180,000        81      .01

HOUSEHOLD DURABLES  -  0.69%
Sony Corp. (Japan)                                                          59,200     3,895      .45
THOMSON multimedia (France) /1/                                             62,506     2,014      .24

FOOD & DRUG RETAILING  -  0.64%
Woolworths Ltd. (Australia)                                                640,838     3,593      .42
Koninklijke Ahold NV (Netherlands)                                          61,200     1,921      .22

AEROSPACE & DEFENSE  -  0.62%
Bombardier Inc., Class B (Canada)                                          350,000     5,271      .62

HEALTH CARE PROVIDERS & SERVICES  -  0.55%
Fresenius Medical Care AG, preferred (Germany)                              90,000     4,657      .55

PAPER & FOREST PRODUCTS  -  0.54%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                     1,540,000     4,577      .54

OFFICE ELECTRONICS  -  0.49%
Canon Inc. (Japan)                                                         103,000     4,165      .49

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.44%
Essilor International SA (France)                                           13,000     3,727      .44

DISTRIBUTORS  -  0.42%
Li & Fung Ltd. (Hong Kong)                                               2,200,000     3,611      .42

AUTO COMPONENTS  -  0.30%
NGK Spark Plug Co., Ltd. (Japan)                                           270,000     2,535      .30

REAL ESTATE  -  0.27%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                    210,000     2,289      .27

AIRLINES  -  0.23%
British Airways PLC (United Kingdom)                                       400,000     1,944      .23

BEVERAGES  -  0.23%
Coca-Cola Amatil Ltd. (Australia)                                          792,179     1,938      .23

INSURANCE  -  0.22%
Willis Group Holdings Ltd. (Bermuda) /1/                                    57,100     1,014      .12
Fairfax Financial Holdings Ltd. (Canada) /1/                                 5,600       843      .10

CONSTRUCTION & ENGINEERING  -  0.00%
Kvaerner  ASA, Class A (Norway) /1/                                           3,139        22      .00

MISCELLANEOUS - 0.35%
Other equity securities in initial period of                                           2,957      .35
 acquisition

TOTAL EQUITY SECURITIES: (cost: $812,026,000)                                        719,972    84.27


SHORT-TERM SECURITIES                                                   Principal
                                                                           Amount
Corporate Short-Term Notes  -  11.69%                                       (000)
UBS Finance (Delaware) Inc. 4.14% due 7/2/01                                12,800    12,796     1.50
Monte Rosa Capital Corp. 3.78% due 8/2/01 /2/                               10,600    10,563     1.23
Transamerica Corp. 4.20% due 7/5/01                                         10,000     9,994     1.17
American Honda Finance Corp. 3.72% due 7/26/01                              10,000     9,973     1.17
Park Avenue Receivables Corp. 3.68% due 7/23/01 /2/                          9,000     8,979     1.05
Toyota Motor Credit Corp. 3.90% due 7/13/01 /2/                              8,300     8,288      .97
Sony Capital Corp. 3.92% due 7/20/01 /2/                                     7,700     7,683      .90
Wal-Mart Stores, Inc. 3.70% due 7/30/01 /2/                                  6,500     6,480      .76
ANZ (Delaware) Inc. 3.72% due 7/18/01                                        5,400     5,390      .63
International Lease Finance Corp. 3.65% due 7/25/01                          5,400     5,386      .63
Preferred Receivables Funding Corp. 3.95% due                                5,200     5,193      .61
 7/13/01 /2/
Verizon Global Funding Corp. 3.87% due 7/20/01 /2/                           3,300     3,293      .38
Ciesco LP 3.90% due 7/23/01                                                  3,000     2,993      .35
Rio Tinto America, Inc. 3.95% due 7/6/01 /2/                                 2,900     2,898      .34

Federal Agency Discount Notes  -  3.93%
Fannie Mae 3.72%-3.84% due 7/18-8/13/01                                     15,500    15,450     1.81
Federal Home Loan Banks 3.86% due 7/6/01                                    10,000     9,994     1.17
Freddie Mac 3.70% due 7/17/01                                                8,100     8,086      .95

Non-U.S. Currency  -  0.02%
New Taiwanese Dollar                                                     NT$4,971        145      .02

TOTAL SHORT-TERM SECURITIES: (cost: $133,594,000)                                    133,584    15.64

TOTAL INVESTMENT SECURITIES: (cost: $945,620,000)                                    853,556    99.91
Excess of cash and receivables over payables                                             766      .09

NET ASSET                                                                           $854,322 100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements


Equity securities appearing in the portfolio since December 31, 2000

America Movil
Apollo Group
Austereo Group
AVEX
BKN International
Cadence Design Systems
Capcom
Cheung Kong (Holdings)
Compass Group
Credit Suisse Group
DeVry
General Electric
General Motors
Havas Advertising
Hellenic Telecommunications Organization
Husky Energy
Industriforvaltnings AB Kinnevik
ING Groep
Koninklijke Ahold
Maxim Integrated Products
McDonald's
Mentor Graphics
NTT DoCoMo
Oracle
PMC-Sierra
Smartforce
Sulzer Medica
Swisscom
TDC
Telekom Austria
Vivendi Universal
Willis Group Holdings
Xilinx
Yahoo!


Equity securities eliminated from the portfolio since December 31, 2000

Adaptec
British Telecommunications
Cable & Wireless Optus
Caltagirone Editore
Cardinal Health
Cia. de Telecomunicaciones de Chile
CompleTel Europe
Consolidated Stores
CV Therapeutics
Deutsche Telekom
easyJet
EMBRAER - Empresa Brasileira de Aeronautica
Eniro
FLAG Telecom Holdings
Fletcher Challenge Energy
Fujisawa Pharmaceutical
Fujitsu Support and Service
Gemplus International
Global TeleSystems
Grupo Auxiliar Metalurgico
Infosys Technologies
interQ
Ito-Yokado
Nortel Networks
Peoplesoft
Rakuten
Sakura Bank
Schibsted
Shimano
SMG
Sogecable
Stet Hellas Telecommunications
StudioCanal
Sunglass Hut International
Telecom Italia
VersaTel Telecom International
Washington Mutual
Waste Management

Global Small Capitalization Fund
Investments primarily in stocks
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

The Americas                                                                                     65.39%
Asia/Pacific Basin                                                                               12.53%
Europe                                                                                           11.21%
Other Countries                                                                                   1.81%
Cash & Equivalents                                                                                9.06%

[end pie chart]


Largest Individual Equity Securities
                                                                                              Percent of
                                                                                           of Net Assets

Aviron                                                                                            3.97%
School Specialty                                                                                  2.54%
Exar                                                                                              2.12%
Hotel Reservations Network                                                                        1.80%
Keithley Instruments                                                                              1.46%
Western Oil Sands                                                                                 1.45%
SonicWALL                                                                                         1.44%
IDEXX Laboratories                                                                                1.35%
Verisity                                                                                          1.22%
Documentum                                                                                        1.21%

Stocks (common & preferred)
                                                                                      Market  Percent
                                                                         Number of     Value   of Net
Internet Software & Services  -  10.78%                                     Shares     (000)   Assets
Hotel Reservations Network, Inc.,                                           170,000     7,910     1.80
 Class A (USA)/1/
SonicWALL, Inc. (USA) /1/                                                   250,000     6,302     1.44
Travelocity.com Inc. (USA)/1/                                               150,000     4,605     1.05
Retek Inc. (USA) (1)                                                         80,000     3,835      .87
GoTo.com, Inc. (USA)/1/                                                     173,500     3,375      .77
OTG Software, Inc. (USA)/1/                                                 400,000     2,800      .64
BridgeSpan, Inc., convertible preferred,                                    246,129     2,442      .56
 Series B (USA)/1/,/2/,/3/
MatrixOne, Inc. (USA)/1/                                                    100,000     2,319      .53
CNET Networks, Inc. (USA)/1/                                                175,000     2,275      .52
Cybird Co., Ltd. (Japan)/1/ /2/                                                 390     2,159      .49
EarthLink, Inc. (USA)/1/                                                    150,000     2,115      .48
Epicentric, Inc., convertible preferred,                                    340,136     1,735      .40
 Series C (USA) /1/ /2/ /3/
webMethods, Inc. (USA) /1/                                                   80,000     1,694      .39
DreamArts Corp. (Japan) /1/ /2/ /3/                                             100       802      .18
eCollege.com (USA) /1/                                                      236,800       744      .17
Integra SA (France) /1/                                                     350,000       718      .16
GameLoft.com SA (France) /1/                                                511,300       542      .12
Artprice.com (France) /1/                                                    33,000       308      .07
GFT Technologies AG (Germany) /1/                                            24,000       212      .05
SportsLine.com, Inc. (USA) /1/                                               76,100       175      .04
LookSmart, Ltd. (USA) /1/                                                    63,400        67      .02
FI System SA (France) /1/                                                    19,200        67      .02
Day Interactive Holding AG (Switzerland) /1/                                  4,500        61      .01

Semiconductor Equipment & Products  -  9.13%
Exar Corp. (USA) /1/                                                        470,000     9,287     2.12
TriQuint Semiconductor, Inc. (USA) /1/                                      200,000     4,500     1.02
ASM Pacific Technology Ltd. (Hong Kong)                                   2,312,000     4,150      .95
MIPS Technologies, Inc., Class A (USA) /1/                                  200,000     3,460      .79
Semtech Corp. (USA) /1/                                                     115,000     3,450      .79
Elantec Semiconductor, Inc. (USA) /1/                                       100,000     3,379      .77
Cymer, Inc. (USA) /1/                                                       110,000     2,782      .63
TranSwitch Corp. (USA) /1/                                                  250,000     2,750      .63
Power Integrations, Inc. (USA) /1/                                          153,600     2,396      .54
SOITEC SA (France) /1/                                                       85,000     1,394      .32
O2Micro International Ltd. (USA) /1/                                        100,000     1,100      .25
Melexis NV (Belgium) /1/                                                    100,000       980      .22
Procomp Informatics Ltd. (Taiwan) /1/                                       154,060       305      .07
Metalink Ltd. (Israel) /1/                                                   10,800        75      .02
Custom Silicon Configuration Services                                        40,000        28      .01
 (Belgium) /1/

Media  -  8.42%
Groupe AB SA (ADR) (France)                                                 282,500     4,944     1.13
DoubleClick Inc. (USA) /1/                                                  275,000     3,839      .88
HotJobs.com, Ltd. (USA) /1/                                                 375,000     3,375      .77
SBS Broadcasting SA (Luxembourg) /1/                                        118,000     3,039      .69
UnitedGlobalCom, Inc., Class A (USA) /1/                                    300,000     2,595      .59
Westwood One, Inc. (USA) /1/                                                 64,200     2,366      .54
Fox Kids Europe NV (Netherlands) /1/                                        288,000     2,247      .51
Cumulus Media Inc., Class A (USA) /1/                                       150,000     2,037      .47
PRIMEDIA Inc. (merged with About.com, Inc.)                                 292,612     1,987      .45
 (USA) /1/
Lions Gate Entertainment Corp., convertible                                     558     1,456
 preferred, Series A (Canada)/3/
Lions Gate Entertainment Corp. /1/                                          100,000       261
Lions Gate Entertainment Corp. warrants,                                    237,150       260      .45
 expire 2004 /1/ /3/
Emmis Communications Corp., Class A (USA) /1/                                50,000     1,538      .35
Crown Media Holdings, Inc., Class A (USA) /1/                                70,000     1,299      .30
ITE Group PLC (United Kingdom)                                            3,831,058     1,196      .27
Sportsworld Media Group PLC (United Kingdom) /1/                            179,500       943      .22
MDC Communications Corp., Class A (Canada) /1/                              100,000       911      .21
Photobition Group PLC (United Kingdom)                                    1,460,000       763      .17
Alliance Atlantis Communications Inc., nonvoting,                            50,000       680      .16
 Class B (Canada) /1/
Modalis Research Technologies, Inc.                                         322,270       625      .14
 (USA) /1/ /2/ /3/
F.A.M.E. Film & Music Entertainment AG                                      225,000       267      .06
 (Germany) /1/
Sextant Entertainment Corp. (USA)/1/                                        445,000       245      .06

Biotechnology  -  7.92%
Aviron (USA) /1/                                                            305,200    17,396     3.97
IDEXX Laboratories, Inc. (USA) /1/                                          188,700     5,897     1.35
XOMA Ltd. (USA) /1/                                                         220,000     3,753      .85
ILEX Oncology, Inc. (USA) /1/                                               101,000     3,020      .69
Amylin Pharmaceuticals, Inc. (USA) /1/                                      209,900     2,361      .54
Vical Inc. (USA) /1/                                                         80,000     1,119      .25
OSI Pharmaceuticals, Inc. (USA) /1/ /2/                                      14,000       736      .17
Forbes Medi-Tech Inc. (Canada) /1/                                          252,000       431      .10

Software  -  7.37%
Verisity Ltd. (Israel) /1/                                                  335,000     5,360     1.22
Documentum, Inc. (USA) /1/                                                  410,000     5,297     1.21
HNC Software Inc. (USA) /1/                                                 220,000     4,290      .98
Eclipsys Corp. (USA) /1/                                                    110,000     3,091      .70
Mentor Graphics Corp. (USA) /1/                                             145,000     2,537      .58
Aspen Technology, Inc. (USA) /1/                                            100,000     2,420      .55
Melody Interactive Solutions AB, Class A                                     86,300     1,866      .42
 (Sweden) /1/ /2/ /3/
Macromedia, Inc. (USA) /1/                                                  100,000     1,800      .41
Radiant Systems, Inc. (USA) /1/                                             100,000     1,612      .37
Aldata Solution Oyj (Finland) /1/                                           354,000     1,216      .28
RADWARE Ltd. (Israel) /1/                                                    60,000     1,083      .25
Alterian PLC (United Kingdom) /1/                                           250,000       565      .13
TTI Team Telecom International Ltd. (Israel) /1/                             25,000       486      .11
Infoteria Corp. (Japan) /1/ /2/ /3/                                             128       257      .06
Baltimore Technologies PLC (United Kingdom) /1/                             386,820       146      .03
Telelogic AB (Sweden) /1/                                                    80,000       118      .03
Bricsnet NV (Belgium) /1/                                                    27,500       110      .02
InterTrust Technologies Corp. (USA) /1/                                      60,600        73      .02
innominate AG (Germany) /1/ /2/ /3/                                             594      -        -

Electronic Equipment & Instruments  -  6.57%
Keithley Instruments, Inc. (USA)                                            300,000     6,390     1.46
Hankuk Electric Glass Co., Ltd. (South Korea)                                55,000     4,322      .99
Micronic Laser Systems AB (Sweden) /1/                                      195,000     3,732      .85
Newport Corp. (USA)                                                          90,000     2,385      .54
Yamaichi Electronics Co., Ltd. (Japan)                                      167,000     2,130      .49
DDI Corp. (USA) /1/                                                          90,000     1,800      .41
Venture Manufacturing (Singapore) Ltd (Singapore)                           168,000     1,115
Venture Manufacturing (Singapore) Ltd  /2/                                   90,000       598      .39
CTS Corp. (USA)                                                              70,000     1,435      .33
Tohoku Pioneer Corp. (Japan)                                                 50,000     1,320      .30
DSP Group, Inc. (USA) /1/                                                    50,000     1,073      .24
Orbotech Ltd. (Israel) /1/                                                   27,000       933      .21
Hana Microelectronics PCL (Thailand)                                        460,000       717      .16
QPL International Holdings Ltd. (Hong Kong) /1/                           1,293,000       501      .12
ERG Ltd. (Australia)                                                        480,000       352      .08

Specialty Retail  -  4.79%
Culture Convenience Club Co., Ltd. (Japan)                                  130,000     3,922      .89
Zale Corp. (USA) /1/                                                        100,000     3,370      .77
Finlay Enterprises, Inc. (USA) /1/                                          270,000     3,037      .69
Restoration Hardware, Inc. (USA) /1/                                        406,300     2,206
Restoration Hardware, Inc.  /1/ /2/ /3/                                     100,000       489      .61
DFS Furniture Co. PLC (United Kingdom)                                      250,000     1,471      .34
Michaels Stores, Inc. (USA) /1/                                              30,000     1,230      .28
JJB Sports PLC (United Kingdom)                                             100,000     1,148      .26
Sharper Image Corp. (USA) /1/                                               100,000     1,047      .24
KOMERI Co., Ltd. (Japan)                                                     40,000       963      .22
Too, Inc. (USA) /1/                                                          35,000       959      .22
Giordano International Ltd. (Hong Kong)                                   1,600,000       831      .19
Esprit Holdings Ltd. (Hong Kong)                                            250,000       274      .06
Homac Corp. (Japan)                                                           9,800        67      .02

Internet & Catalog Retail  -  3.72%
School Specialty, Inc. (USA) /1/                                            430,000    11,115     2.54
Ticketmaster (formerly Ticketmaster                                         350,000     5,180     1.18
 Online-CitySearch, Inc.), Class B (USA) /1/

Hotels, Restaurants & Leisure  -  2.44%
Vail Resorts, Inc. (USA) /1/                                                200,000     3,740      .85
Orient-Express Hotels Ltd., Class A (USA) /1/                               150,000     3,308      .75
P.F. Chang's China Bistro, Inc. (USA) /1/ /2/                                75,000     2,842      .65
NH Hoteles, SA (Spain) /1/                                                   70,000       829      .19

Metals & Mining -  2.37%
Hoganas AB, Class B (Sweden)                                                158,000     2,558      .58
Kenmare Resources PLC (Ireland) /1/                                       9,500,000     2,483      .57
Gabriel Resources Ltd. (Canada) /1/                                         600,000     1,486      .34
Nelson Resources Ltd. (Canada) /1/                                        5,000,000     1,156      .27
First Quantum Minerals Ltd. (Canada) /1/                                    400,000     1,017      .23
Namibian Minerals Corp., units (Canada) /1/ /3/                           1,900,000       792      .18
Thistle Mining Inc. (Canada) /1/                                          3,945,455       495      .11
Arcon International Resources PLC (Ireland) /1/                           4,000,000       282      .07
Minmet PLC (Ireland) /1/ /2/                                                532,838       103      .02

Communications Equipment  -  2.31%
Black Box Corp. (USA) /1/                                                    62,000     4,176      .95
Ixia (USA) /1/                                                              100,000     1,900      .43
Stratos Lightwave, Inc. (USA) /1/                                           125,000     1,625      .37
Optical Communication Products, Inc.,                                       127,700     1,359      .31
 Class A (USA) /1/
ITG Group PLC (Ireland) /1/                                                  98,029       574      .13
Toyo Communication Equipment Co., Ltd. (Japan)                               70,000       379      .09
VTech Holdings Ltd. (Hong Kong)                                             233,957       107      .03
HighWave Optical Technologies (France) /1/                                      800         6      .00
@Comm Corp. (USA) /1/                                                        20,449         3      .00

Oil & Gas  -  2.17%
Western Oil Sands Inc. (Canada) /1/ /2/                                     686,666     6,350     1.45
International Energy Group Ltd. (United Kingdom)                            460,000     1,806      .41
Tullow Oil PLC (United Kingdom) /1/                                       1,026,399     1,374      .31

Commercial Services & Supplies  -  2.13%
Education Management Corp. (USA) /1/                                         80,400     3,220      .74
Informatics Holdings Ltd. (Singapore)                                     3,031,000     1,729      .39
MemberWorks Inc. (USA) /1/                                                   70,000     1,620      .37
Stericycle, Inc. (USA) /1/                                                   25,000     1,174      .27
Oslo Bors Holding ASA (Norway) /1/ /2/                                       75,000     1,166      .27
Corporate Services Group PLC (United Kingdom) /1/                           578,750       413      .09

Wireless Telecommunication Services  -  1.61%
TeraBeam Networks (USA) /1/ /2/ /3/                                         533,332     2,000      .46
Tele Centro Oeste Celular Participacoes SA,                                 200,000     1,730      .40
 preferred nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred                                 50,000     1,010      .23
 nominative (ADR) (Brazil)
Tele Leste Celular Participacoes SA, preferred                               25,000     1,005      .23
 nominative (ADR) (Brazil) /1/
Tele Norte Celular Participacoes SA, preferred                               28,000       756      .17
 nominative (ADR) (Brazil)
GLOBE TELECOM, Inc., WIDGIT, Class A,                                        40,500       538      .12
  (Philippines) /1/ /3/

Electrical Equipment -  1.27%
Kingboard Chemical Holdings Ltd. (Hong Kong)                              4,600,000     2,743      .63
AstroPower, Inc. (USA) /1/                                                   30,000     1,564      .36
Digital Electronics Corp. (Japan)                                            52,000     1,247      .28

Health Care Providers & Services  -  1.17%
Triad Hospitals, Inc. (USA) /1/                                             120,000     3,537      .81
Rhon-Klinikum AG, nonvoting preferred (Germany)                              21,000       971      .22
ICON PLC (ADR) (Ireland) /1/                                                 20,000       603      .14

Chemicals  -  1.15%
SPARTECH Corp. (USA)                                                        150,000     3,622      .83
Cambrex Corp. (USA)                                                          15,000       759      .17
OM Group, Inc. (USA)                                                         12,000       675      .15

Aerospace & Defense  -  1.01%
Mercury Computer Systems, Inc. (USA) /1/                                    100,000     4,410     1.01

Transportation Infrastructure  -  0.89%
Zhejiang Expressway Co. Ltd., Class H (China)                             7,000,000     1,705      .39
SembCorp Logistics Ltd. (Singapore)                                       1,200,000     1,534      .35
International Container Terminal Services, Inc.                          14,500,000       666      .15
 (Philippines) /1/

Health Care Equipment & Supplies  -  0.86%
BriteSmile, Inc. (USA) /1/ /2/                                              180,000     1,892      .43
TriPath Imaging, Inc. (USA) /1/                                              94,836       940      .22
InSite Vision Inc. (USA) /1/ /2/                                            915,000       933
InSite Vision Inc., warrants, expire                                          9,150        -       .21
 2004 /1/ /2/ /3/

Leisure Equipment & Products  -  0.83%
Pinnacle Systems, Inc. (USA) /1/                                            600,000     3,630      .83

Machinery  -  0.80%
Yushin Precision Equipment Co., Ltd. (Japan)                                 83,930     2,465      .56
Asahi Diamond Industrial Co., Ltd. (Japan)                                  175,000       918      .21
JOT Automation Group Oyj (Finland)                                          260,000       117      .03

Insurance  -  0.75%
Arthur J. Gallagher & Co. (USA)                                             125,000     3,250      .74
Zenith National Insurance Corp. (USA)                                           800        22      .01

Diversified Financials  -  0.72%
Nissin Co., Ltd. (Japan)                                                     90,000     1,762      .40
American Capital Strategies, Ltd. (USA)                                      50,000     1,403      .32

Household Durables  -  0.71%
Fisher & Paykel Industries Ltd. (New Zealand)                               650,000     3,108      .71

Pharmaceuticals  -  0.65%
Inspire Pharmaceuticals, Inc. (USA) /1/                                     116,000     1,624      .37
Medicis Pharmaceutical Corp., Class A (USA) /1/                              20,000     1,060      .24
InterMune Inc. (USA) /1/                                                      4,400       157      .04

Construction & Engineering  -  0.56%
Kyowa Exeo Corp. (Japan)                                                    300,000     2,448      .56

Computers & Peripherals  -  0.47%
C Technologies AB (Sweden)/1/                                               220,000       974      .22
Optoma Corp. (Taiwan) /1/                                                   282,000       418      .10
Sotec Co. Ltd. (Japan) /1/ /2/                                                  129       404      .09
Universal Scientific Industrial Co., Ltd.                                   395,080       245      .06
 (Taiwan)

Airlines  -  0.45%
SkyWest, Inc. (USA)                                                          70,000     1,960      .45

Distributors  -  0.43%
Sixt AG, nonvoting preferred (Germany)                                      100,000     1,008      .23
Li & Fung Ltd. (Hong Kong)                                                  400,000       656      .15
MEDION AG (Germany)                                                           2,800       228      .05

Beverages  -  0.40%
Quilmes Industrial SA, Class B (ADR) (Argentina)                             45,000       945      .21
BRL Hardy Ltd. (Australia)                                                  154,123       821      .19

Paper & Forest Products  -  0.34%
M-real Oyj, Class B (Finland)                                               257,000     1,493      .34

Industrial Conglomerates  -  0.20%
African Lakes PLC (United Kingdom) /1/                                    3,700,000       889      .20

Food Products  -  0.20%
PT Indofood Sukses Makmur Tbk (Indonesia) /1/                            11,500,000       859      .20

Food & Drug Retailing  -  0.08%
Migros Turk TAS (Turkey)                                                  5,850,000       365      .08

Air Freight & Couriers  -  0.07%
Keppel Telecommunications & Transportation Ltd.                             524,000       305      .07
 (Singapore)

Textiles & Apparel  -  0.05%
EUROBIKE AG (Germany)                                                        40,000       237      .05

Auto Components  -  0.05%
Toyoda Machine Works, Ltd. (Japan)                                           43,000       226      .05

Banks  -  0.05%
ICICI Bank Ltd. (India)                                                      74,200       202
ICICI Bank Ltd. (ADR)                                                         4,000        20      .05

Diversified Telecommunication Services - 0.03%
Global Light Telecommunications Inc. (Canada) /1/                            40,000        89      .02
Glocalnet AB (Sweden) /1/ /2/                                               800,000        56      .01
Highpoint Telecommunications Inc. (Canada) /1/                              510,000        10      .00

IT Consulting & Services  -  0.02%
Alphameric PLC (United Kingdom)                                              64,700        78      .02
Mogul.com Group AB (Sweden) /1/                                              20,200         9      .00

Miscellaneous - 4.66%
Other stocks in initial period of acquisition                                          20,440     4.66

TOTAL STOCKS: (cost: $426,111,000)                                                    397,137    90.60



Convertible Debentures
                                                                         Principal    Market  Percent
                                                                            Amount     Value   of Net
Oil & Gas - 0.23%                                                            (000)     (000)   Assets
Sibir Energy PLC 15.00% 2002 (United Kingdom)                        Pound 650,000  $  1,010      .23%

Metals & Mining  -  0.11%
Nelson Resources Ltd., Series A, 13.00% 2004                               $500,000       500      .11
 (Canada) /2/ /3/

TOTAL CONVERTIBLE DEBENTURES: (cost: $1,487,000)                                        1,510      .34
TOTAL EQUITY SECURITIES (cost: $427,598,000)                                          398,647    90.94

Short-Term Securities

Corporate Short-Term Notes  -  9.32%
UBS Finance (Delaware) Inc. 4.14% due 7/2/01                                $10,900    10,896     2.49
American Honda Finance Corp. 3.37%-4.20%                                      7,260     7,241     1.65
 due 7/20-7/26/01
Sony Capital Corp. 3.92% due 7/20/01 /2/                                      7,000     6,985     1.59
H.J. Heinz Co. 3.72% due 7/27/01 /2/                                          4,300     4,288      .98
Ciesco LP 3.90% due 7/23/01                                                   4,000     3,990      .91
Toyota Motor Credit Corp. 3.90% due 7/13/01 /2/                               3,500     3,495      .80
Preferred Receivables Funding Corp. 3.95%                                     2,400     2,397      .55
 due 7/13/01 /2/
ANZ (Delaware) Inc. 3.72% due 7/18/01                                         1,545     1,542      .35

Non-U.S. Currency  -  0.03%
New Taiwanese Dollar                                                      NT$4,439        129      .03

TOTAL SHORT-TERM SECURITIES: (cost: $40,974,000)                                       40,963     9.35

TOTAL INVESTMENT SECURITIES: (cost: $468,572,000)                                     439,610   100.29
Excess of payables over cash and receivables                                            1,271      .29

NET ASSETS                                                                           $438,339  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale may be  limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements


Equity securities appearing in the portfolio since December 31, 2000

Alphameric
Amylin Pharmaceuticals
Artprice.com
Aspen Technology
AstroPower
Bricsnet
BriteSmile
Custom Silicon Configuration Services
DDI
Documentum
EarthLink
Eclipsys
Education Management
Elantec Semiconductor
Emmis Communications
FI System
Hankuk Electric Glass
HotJobs.com
ICICI Bank
Informatics Holdings
InterMune
Ixia
Keithley Instruments
Kenmare Resources
Kingboard Chemical Holdings
Macromedia
MatrixOne
Mentor Graphics
MIPS Technologies
M-real
Namibian Minerals
Nelson Resources
Newport
Optical Communication Products
Oslo Bors Holding
OTG Software
P.F. Chang's China Bistro
Power Integrations
Restoration Hardware
Retek
Semtech
SonicWALL
Stratos Lightwave
Telelogic
TranSwitch
Travelocity.com
TriQuint Semiconductor
UnitedGlobalCom
Verisity
webMethods


Equity securities eliminated from the portfolio since December 31, 2000

American Physicians Capital
Annuity and Life Re (Holdings)
APN News & Media
Atlantic Coast Airlines Holdings
Atle
AVEX
bebe stores
Broadbase Software
Cabre Exploration
California Pizza Kitchen
China Merchants Holdings
Claims Direct
Claire's Stores
Communication Network Interface
Dickson Concepts
E.W. Blanch Holdings
Elior
Etron Technology
EXE Technologies
Flashcom
Four Seasons Hotels
Futuris
Geest
Group 4 Falck
Grupo Casa Saba
Gulf Indonesia Resources
Hemasure
Hilb, Rogal and Hamilton
Hokkaido Coca Cola Bottling
Independent Insurance Group
Interamericana de Entretenimiento
Ituran Group
Jean Coutu Group
Kinepolis Group
KorAm Bank
Locus
Mahindra & Mahindra
MarketWatch
MCSi
Metromedia International Group
Microelectronics Technology
Midas
Montana Group
Morton's Restaurant Group
Moshi Moshi Hotline
Mutual Risk Management
Mycal Card
NBC Internet
Nobel Biocare
Novestra
Numerical Technologies
Omni Industries
Payless ShoeSource
Pharmacyclics
PILKOR Electronics
Profit Recovery Group International
QuickLogic
Reinsurance Group of America
Rent-Way
Robert Mondavi
Santa Isabel
SecureNet
Senshukai
Shikoku Coca-Cola Bottling
SMG
Sumitomo Forestry
Sundrug
Telscape International
THK
Tsuruha
Tubos de Acero de Mexico
United Television
Varitronix International
Vastera
ViroPharma
W.R. Berkley
Western Gas Resources
Yuxing InfoTech Holdings
Zenrin


Growth Fund
Investments primarily in stocks
Investment Portfolio, June 30, 2001
(unaudited)

[begin pie chart]

Equity Securities                                                        93.31%
Cash & Equivalents                                                        6.69%

[end pie chart]


Largest Individual                                                   Percent of
Equity Securities                                                    Net Assets

Viacom                                                                    5.85%
AOL Time Warner                                                           4.90
PeopleSoft                                                                3.12
Berkshire Hathaway                                                        2.83
Texas Instruments                                                         2.50
Clear Channel Communications                                              2.07
USA Networks                                                              2.07
American International Group                                              2.04
Applied Materials                                                         1.73
Comcast                                                                   1.73


Equity Securities (common & preferred stocks)
                                                                                     Market  Percent
                                                                     Number of        Value   of Net
                                                                        Shares        (000)   Assets

MEDIA  -  23.23%
Viacom Inc., Class B (merged with Infinity                            9,347,061     $483,710
 Broadcasting Corp.) /1/
Viacom Inc., Class A  /1/                                               878,400       46,590    5.85%
AOL Time Warner Inc. (formerly Time Warner                            8,382,725      444,284     4.90
 Inc.) /1/
Clear Channel Communications, Inc. /1/                                3,000,000      188,100     2.07
USA Networks, Inc. /1/                                                6,700,000      187,600     2.07
Comcast Corp., Class A, special stock  /1/                            3,618,300      157,034     1.73
News Corp. Ltd., preferred (ADR) (Australia)                          2,695,700       87,341
News Corp. Ltd. (ADR)                                                 1,270,000       47,181     1.48
Walt Disney Co. (merged with Walt Disney                              3,773,200      109,008     1.20
 Internet Group)
Fox Entertainment Group, Inc., Class A  /1/                           3,450,000       96,255     1.06
Adelphia Communications Corp., Class A /1/                            1,364,300       55,936      .62
TMP Worldwide Inc. /1/                                                  900,000       54,000      .60
Cox Communications, Inc., Class A /1/                                   775,400       34,350      .38
UnitedGlobalCom, Inc., Class A  /1/                                   3,940,000       34,081      .38
NTL Inc. /1/                                                          2,000,000       24,100      .27
AT&T Corp. Liberty Media Group, Class A /1/                           1,350,000       23,612      .26
BHC Communications, Inc., Class A /1/                                    61,189        8,505      .09
PRIMEDIA Inc. /1/                                                     1,022,900        6,945      .08
Univision Communications Inc., Class A /1/                              150,000        6,417      .07
Cablevision Systems Corp. - New York Group,                             100,000        5,850      .06
 Class A  /1/
United Pan-Europe Communications NV                                   2,076,000        5,283      .06
 (Netherlands) /1/


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 15.96%
Texas Instruments Inc.                                                7,205,000      226,957     2.50
Applied Materials, Inc.  /1/                                          3,200,000      157,120     1.73
Microchip Technology Inc. /1/                                         4,200,000      140,406     1.55
KLA-Tencor Corp. /1/                                                  1,959,000      114,543     1.26
Analog Devices, Inc. /1/                                              2,444,532      105,726     1.17
Linear Technology Corp.                                               2,345,000      103,696     1.14
Micron Technology, Inc. /1/                                           2,465,000      101,311     1.12
PMC-Sierra, Inc.  /1/                                                 2,801,300       87,036      .96
Taiwan Semiconductor Manufacturing Co.                               32,522,000       60,541      .67
 Ltd. (Taiwan) /1/
Xilinx, Inc.  /1/                                                     1,434,300       59,151      .65
Applied Micro Circuits Corp. /1/                                      3,400,000       58,480      .64
Altera Corp. /1/                                                      1,724,300       50,005      .55
Broadcom Corp., Class A /1/                                           1,100,000       47,036      .52
LSI Logic Corp. /1/                                                   2,500,000       47,000      .52
Maxim Integrated Products, Inc. /1/                                   1,020,000       45,094      .50
Teradyne, Inc. /1/                                                      425,000       14,068      .16
Samsung Electronics Co., Ltd. (South Korea)                              80,000       11,834      .13
Intel Corp.                                                             325,000        9,506      .11
Micrel, Inc.  /1/                                                       115,000        3,795      .04
Vitesse Semiconductor Corp. /1/                                         140,000        2,946      .03
Conexant Systems, Inc. /1/                                              120,000        1,074      .01


SOFTWARE  -  8.71%
PeopleSoft, Inc.  /1/                                                 5,750,828      283,113     3.12
Microsoft Corp.  (1)                                                  1,310,000       95,630     1.05
Oracle Corp.  (1)                                                     4,708,500       89,461      .99
Cadence Design Systems, Inc.  /1/                                     3,500,000       65,205      .72
i2 Technologies, Inc.  /1/                                            2,375,000       47,025      .52
Computer Associates International, Inc.                               1,300,000       46,800      .52
Intuit Inc.  /1/                                                      1,025,000       40,990      .45
BEA Systems, Inc. /1/                                                 1,115,000       34,242      .38
Siebel Systems, Inc. /1/                                                565,000       26,498      .29
Mentor Graphics Corp.  /1/                                            1,250,000       21,875      .24
VERITAS Software Corp. /1/                                              235,000       15,635      .17
Autodesk, Inc.                                                          400,000       14,920      .16
Roxio, Inc.  /1/                                                        244,595        3,180      .04
Micromuse Inc.  /1/                                                     100,000        2,799      .03
Asera, Inc., convertible preferred,                                     511,776        2,559      .03
 Series C /1/,/2/,/3/


INSURANCE  - 7.02%
Berkshire Hathaway Inc., Class A  /1/                                     3,700      256,780     2.83
American International Group, Inc.                                    2,150,000      184,900     2.04
Progressive Corp.                                                       700,000       94,633     1.04
XL Capital Ltd., Class A (Bermuda)                                      744,900       61,156      .68
MGIC Investment Corp.                                                   250,000       18,160      .20
Marsh & McLennan Companies, Inc.                                        126,800       12,807      .14
Willis Group Holdings Ltd. (Bermuda)/1/                                 469,400        8,332      .09


PHARMACEUTICALS  - 4.93%
AstraZeneca PLC (United Kingdom)                                      2,350,000      109,674     1.21
Pfizer Inc                                                            2,332,500       93,417     1.03
Pharmacia Corp.                                                       1,860,487       85,489      .94
Forest Laboratories, Inc. /1/                                           700,000       49,700      .55
Bristol-Myers Squibb Co.                                                830,000       43,409      .48
American Home Products Corp.                                            583,000       34,071      .38
IVAX Corp.  /1/                                                         265,000       10,335      .11
Barr Laboratories, Inc.  /1/                                            130,000        9,153      .10
Guilford Pharmaceuticals, Inc. /1/                                      200,000        6,800      .07
Allergan, Inc.                                                           60,000        5,130      .06


COMMUNICATIONS EQUIPMENT  - 4.54%
Corning Inc.                                                          4,602,500       76,908      .85
Nokia Corp., Class A (ADR) (Finland)                                  3,152,200       69,474      .77
Telefonaktiebolaget LM Ericsson, Class B                              7,793,000       42,238
 (ADR) (Sweden)
Telefonaktiebolaget LM Ericsson, Class B                                400,000        2,190      .49
Crown Castle International Corp. /1/                                  2,527,500       41,451      .46
JDS Uniphase Corp. /1/                                                3,210,000       40,125      .44
Cisco Systems, Inc. /1/                                               1,885,000       34,307      .38
Juniper Networks, Inc. /1/                                              665,200       20,688      .23
Motorola, Inc.                                                        1,035,000       17,140      .19
Adaptec, Inc.  /1/                                                    1,486,000       14,771      .16
Brocade Communications Systems, Inc./1/                                 319,000       14,033      .15
Redback Networks Inc.  /1/                                              800,000        7,136      .08
Nortel Networks Corp. (Canada)                                          770,000        6,999      .08
3Com Corp.  /1/                                                       1,455,000        6,911      .07
Comverse Technology, Inc. /1/                                            85,000        4,853      .05
CIENA Corp.  /1/                                                        100,000        3,800      .04
ONI Systems Corp.  /1/                                                  125,000        3,487      .04
Nexsi Systems Corp. (formerly Nexsi Corp.),                             405,997        3,301      .04
 convertible preferred, Series C /1/,/2/,/3/
ANTEC Corp.  /1/                                                        150,000        1,860      .02


COMMERCIAL SERVICES & SUPPLIES  -  2.83%
Sabre Holdings Corp., Class A  /1/                                    1,593,917       79,696      .88
Allied Waste Industries, Inc.  /1/                                    2,950,000       55,106      .61
Cendant Corp.  /1/                                                    2,000,000       39,000      .43
Ceridian Corp. (new)  /1/                                             1,870,200       35,851      .39
Robert Half International Inc.  /1/                                     800,000       19,912      .22
Avery Dennison Corp.                                                    300,000       15,315      .17
Paychex, Inc.                                                           200,000        8,000      .09
Concord EFS, Inc.  /1/                                                   80,000        4,161      .04


DIVERSIFIED FINANCIALS  - 2.75%
Fannie Mae                                                              962,000       81,914      .90
Capital One Financial Corp.                                             950,600       57,036      .63
Household International, Inc.                                           775,000       51,693      .57
Providian Financial Corp.                                               669,000       39,605      .44
Freddie Mac                                                             148,000       10,360      .12
J.P. Morgan Chase & Co.                                                 110,000        4,906      .05
State Street Corp.                                                       80,000        3,959      .04


INTERNET SOFTWARE & SERVICES  -  2.49%
Yahoo  Inc. /1/                                                       4,700,000       93,953     1.03
Homestore.com, Inc. /1/                                               2,400,000       83,904      .92
Vignette Corp.  /1/                                                   2,025,000       17,962      .20
CNET Networks, Inc.  /1/                                                910,000       11,830      .13
Digex, Inc., Class A  /1/                                               535,000        6,955      .08
VeriSign, Inc.  /1/                                                     100,000        6,001      .07
Check Point Software Technologies Ltd.                                   95,000        4,804      .05
 (Israel) /1/
iXL Enterprises, Inc. /1/                                               550,000          665      .01


HOTELS RESTAURANTS & LEISURE  - 2.26%
Starbucks Corp.  /1/                                                  5,900,000      135,700     1.50
Carnival Corp.                                                        2,248,000       69,014      .76


SPECIALTY RETAIL  -  2.25%
Lowe's Companies, Inc.                                                1,229,000       89,164      .98
Barnes & Noble, Inc. /1/                                              1,600,000       62,960      .69
Limited Inc.                                                          1,100,000       18,172      .20
Circuit City Stores, Inc. - Circuit City Group                          425,000        7,650      .09
Best Buy Co., Inc.  /1/                                                 110,000        6,987      .08
Abercrombie & Fitch Co., Class A /1/                                    145,000        6,452      .07
Gap, Inc.                                                               200,000        5,800      .06
Home Depot, Inc.                                                        110,000        5,121      .06
Williams-Sonoma, Inc.  /1/                                               45,000        1,747      .02


AIRLINES  -  1.88%
Southwest Airlines Co.                                                6,697,443      123,836     1.37
AMR Corp.  /1/                                                        1,100,000       39,743      .44
Delta Air Lines, Inc.                                                   150,000        6,612      .07


ELECTRONIC EQUIPMENT & INSTRUMENTS  - 1.81%
Solectron Corp.  /1/                                                  4,384,000       80,227      .88
DDi Corp.  /1/                                                        1,300,000       26,000      .29
SCI Systems, Inc. /1/                                                   886,552       22,607      .25
Celestica Inc. (Canada) /1/                                             200,000       10,300      .11
Sanmina Corp.  /1/                                                      400,000        9,364      .10
Flextronics International Ltd. /1/                                      300,000        7,833      .09
Jabil Circuit, Inc.  /1/                                                250,000        7,715      .09


OIL & GAS  -  1.74%
Murphy Oil Corp.                                                        609,700       44,874      .50
EOG Resources, Inc.                                                   1,200,000       42,660      .47
Pogo Producing Co.                                                    1,599,300       38,383      .42
Ivanhoe Energy Inc. (Canada) /1/ /2/                                  4,500,000       16,793
Ivanhoe Energy Inc., warrants, expire                                 4,500,000          546      .19
 10/17/01 /1/ /2/ /3/
Enterprise Oil PLC (United Kingdom)                                   1,700,000       14,218      .16


BEVERAGES  -  1.33%
Coca-Cola Co.                                                         1,012,000       45,540      .50
Anheuser-Busch Companies, Inc.                                          650,000       26,780      .30
Coca-Cola West Japan Co. Ltd. (Japan)                                   880,000       18,145      .20
PepsiCo, Inc.                                                           400,000       17,680      .19
Adolph Coors Co., Class B                                               250,000       12,545      .14


BANKS - 1.18%
Charter One Financial, Inc.                                           1,155,000       36,845      .41
Bank of America Corp.                                                   470,000       28,214      .31
Wells Fargo & Co.                                                       500,000       23,215      .25
M&T Bank Corp.                                                          250,000       18,875      .21


BIOTECHNOLOGY  - 1.02%
Millennium Pharmaceuticals, Inc. /1/                                  1,200,000       42,696      .47
Sepracor Inc.  /1/                                                      604,800       24,071      .27
Genentech, Inc.  /1/                                                    247,600       13,643      .15
IDEC Pharmaceuticals Corp. /1/                                          173,400       11,737      .13


COMPUTERS & PERIPHERALS  -  0.97%
Sun Microsystems, Inc.  /1/                                           1,500,000       23,580      .26
Quantum Corp. - DLT & Storage Systems /1/                             1,500,000       15,135      .17
Network Appliance, Inc.  /1/                                            750,000       10,275      .11
Dell Computer Corp. /1/                                                 327,300        8,559      .09
Maxtor Corp. (formerly Quantum Corp. -                                1,520,000        7,980      .09
 Hard Disk Drive)  /1/
Compaq Computer Corp.                                                   450,000        6,970      .08
Storage Technology Corp. /1/                                            500,000        6,880      .07
International Business Machines Corp.                                    50,000        5,650      .06
EMC Corp.  /1/                                                          115,000        3,341      .04


AIR FREIGHT & COURIERS  -  0.90%
FedEx Corp.  /1/                                                      1,400,000       56,280      .62
United Parcel Service, Inc., Class B                                    436,200       25,212      .28


TOBACCO  -  0.81%
Philip Morris Companies Inc.                                          1,446,000       73,385      .81


WIRELESS TELECOMMUNICATION SERVICES - 0.71%
Vodafone Group PLC (United Kingdom)                                  17,710,000       39,405
Vodafone Group PLC (ADR)                                                450,000       10,057      .54
Nextel Communications, Inc., Class A  /1/                               550,000        9,625      .11
Sprint PCS Group  /1/                                                   225,000        5,434      .06


CONTAINERS & PACKAGING  - 0.53%
Sealed Air Corp. /1/                                                  1,300,000       48,425      .53


ELECTRIC UTILITIES  - 0.38%
Edison International                                                  2,500,000       27,875      .31
Calpine Corp.  /1/                                                      170,000        6,426      .07


INDUSTRIAL CONGLOMERATES  - 0.36%
General Electric Co.                                                    675,000       32,906      .36


ENERGY EQUIPMENT & SERVICES  - 0.35%
Schlumberger Ltd. (Netherlands Antilles)                                150,000        7,898      .09
Baker Hughes Inc.                                                       213,000        7,135      .08
Cooper Cameron Corp. /1/                                                110,000        6,138      .07
Halliburton Co.                                                         150,000        5,340      .06
Nabors Industries, Inc. /1/                                             131,000        4,873      .05


HEALTH CARE EQUIPMENT & SUPPLIES  - 0.34%
Applera Corp. - Applied Biosystems Group                              1,036,600       27,729      .30
Guidant Corp.  /1/                                                       90,700        3,265      .04


FOOD PRODUCTS  - 0.33%
Kraft Foods Inc., Class A  /1/                                          500,000       15,500      .17
Dole Food Co., Inc.                                                     750,000       14,288      .16


CHEMICALS  - 0.29%
Valspar Corp.                                                           666,100       23,647      .26
Syngenta AG (Switzerland) /1/                                            43,491        2,289      .03


DIVERSIFIED TELECOMMUNICATION SERVICES - 0.26%
WorldCom, Inc. - WorldCom Group  /1/                                  1,000,000       14,200
WorldCom, Inc. - MCI Group  /1/                                          40,000          644      .16
Sigma Networks, Inc., convertible preferred,                          2,546,377        5,271      .06
 Series C  /1/,/2/,/3/
CoreExpress, Inc., convertible preferred,                             1,861,446        2,300      .02
 Series C  /1/,/2/,/3/
Equinix, Inc.  /1/,/2/                                                  604,808          647      .01
Equinix, Inc.  /1/,/2/,/3/                                              710,841          647      .01


IT CONSULTING & SERVICES  - 0.22%
Computer Sciences Corp.  /1/                                            300,000       10,380      .11
Acxiom Corp.  /1/                                                       400,000        5,236      .06
Arbitron Inc.  /1/                                                      182,380        4,395      .05


MULTI-UTILITIES  - 0.20%
Questar Corp.                                                           750,000       18,570      .20


MULTILINE RETAIL  - 0.12%
Kohl's Corp.  /1/                                                       100,000        6,273      .07
Dollar General Corp.                                                    240,000        4,680      .05


AEROSPACE & DEFENSE  - 0.09%
Lockheed Martin Corp.                                                   120,000        4,446      .05
Northrop Grumman Corp.                                                   45,000        3,605      .04


FOOD & DRUG RETAILING - 0.07%
Walgreen Co.                                                            175,000        5,976      .07


INTERNET & CATALOG RETAIL - 0.06%
X.com Corp., convertible preferred,                                   1,872,727        5,150      .06
 Series C /1/,/2/,/3/


ROAD & RAIL - 0.04%
Wisconsin Central Transportation Corp.  /1/                             200,000        3,346      .04


MISCELLANEOUS  - 0.35%
Other equity securities in initial period                                             31,382      .35
 of acquisition


TOTAL EQUITY SECURITIES (cost: $6,827,600,000)                                     8,460,759    93.31


                                                                     Principal
                                                                        Amount
Short-Term Securities                                                    (000)

Federal Agency Discount Notes  - 4.56%
Freddie Mac 3.53%-4.57% due 7/3-9/27/01                               $ 152,000      151,126     1.67
Federal Home Loan Banks 3.49%-4.62% due                                 145,900      145,332     1.60
 7/6-9/12/01
Fannie Mae 3.50%-4.63% due 7/18-10/4/01                                 118,000      117,416     1.29


Corporate Short-Term Notes  - 2.36%
American Express Credit Corp. 3.97% due 7/10/01                          48,000       47,947      .53
Preferred Receivables Funding Corp.                                      47,800       47,660      .53
 3.65%-3.98% due 7/12-8/6/01 /2/
Wells Fargo & Co. 3.95% due 7/6-7/20/01                                  25,500       25,452      .28
Texaco Inc. 3.57%-3.97% due 7/6-8/23/01                                  25,000       24,925      .27
Abbott Laboratories 3.95% due 7/2/01 /2/                                 24,800       24,794      .27
Anheuser-Busch Companies, Inc. 3.71%-4.64%                               20,000       19,927      .22
 due 7/6-9/6/01 /2/
Kimberly-Clark Corp. 3.60%-3.95% due                                     20,000       19,908      .22
 7/18-8/23/01 /2/
Electronic Data Systems Corp. 3.74% due                                   3,600        3,594      .04
 7/16/01 /2/


Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                NT$120,994         3,519      .04


TOTAL SHORT-TERM SECURITIES (cost: $631,742,000)                                     631,600     6.96


TOTAL INVESTMENT SECURITIES (cost: $7,459,342,000)                                 9,092,359   100.27
Excess of payables over cash and receivables                                          24,559      .27

NET ASSETS                                                                        $9,067,800  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements


Equity securities appearing in the portfolio since December 31, 2000

Abercrombie & Fitch
Adelphia Communications
Adolph Coors
Allergan
Anheuser-Busch Companies
Arbitron
Barnes & Noble
Barr Laboratories
Best Buy
Brocade Communications Systems
Calpine
Celestica
Ceridian (new)
Circuit City Stores - Circuit City Group
Computer Sciences
Comverse Technology
Cooper Cameron
DDi
Dell Computer
Dollar General
Edison International
EMC
Gap
General Electric
Halliburton
Home Depot
International Business Machines
J. P. Morgan Chase
Kohl's
Kraft Foods
Network Appliance
Nextel Communications
NTL
Paychex
Roxio
Samsung Electronics
Siebel Systems
Sigma Networks
Sprint PCS
Sun Microsystems
Syngenta
TMP Worldwide
Univision Communications
VERITAS Software
Vodafone Group
Williams-Sonoma
Willis Group Holdings
Xilinx


Equity securities eliminated from the portfolio since December 31, 2000

Abgenix
Air Products and Chemicals
ALZA
Anadarko Petroleum
Ariba
BANK ONE
Biogen
Boeing
Broadbase Software
Cardinal Health
CMGI
Coastal
Consolidated Stores
Corvis
Deere
Devon Energy
El Paso Energy
Exar
Exodus Communications
Extreme Networks
Federated Department Stores
Genuity
Gillette
HCA - The Healthcare Co.
ImClone Systems
Immunex
Inhale Therapeutic Systems
International Paper
Keebler Foods
Lexmark International
May Department Stores
Medarex
MedImmune
Minnesota Mining and Manufacturing
Novoste
Parker Hannifin
PNC Financial Services Group
RF Micro Devices
SAVVIS Communications
SDL
Semtech
Southern Energy
Sunglass Hut International
Target
Terra Networks
TIBCO Software
Tidewater
Tumbleweed Communications
Universal Health Services
Washington Mutual
Waste Management


International Fund
Investments primarily in stocks
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

Europe                                                                   42.32%
Asia/Pacific Basin                                                       35.37%
The Americas                                                              9.66%
Other Countries                                                           2.51%
Cash & Equivalents                                                       10.14%

[end pie chart]


Largest Individual                                                   Percent of
Equity Securities                                                    Net Assets

AstraZeneca                                                               3.02%
Taiwan Semiconductor Manufacturing                                        2.17%
Petroleo Brasileiro - Petrobras                                           2.06%
Shionogi                                                                  1.97%
Norsk Hydro                                                               1.71%
Aventis                                                                   1.58%
Rohm                                                                      1.55%
America Movil                                                             1.51%
Nippon Electric Glass                                                     1.49%
Elan                                                                      1.46%


                                                                                      Market  Percent
                                                                      Number of        Value   of Net
Stocks (common & preferred)                                              Shares        (000)   Assets

MEDIA  -  12.33%
Mediaset SpA (Italy)                                                   4,100,000      $34,755   1.22%
KirchMedia GmbH & Co. KGaA (Germany) /1/ /2/ /3/                         675,511       25,121      .88
Vivendi Universal (France)                                               383,491       22,395      .79
Fuji Television Network, Inc. (Japan)                                      3,760       21,630      .76
SET Satellite (Singapore) Pte. Ltd.                                      645,000       21,358      .75
 (Singapore) /1/ /2/ /3/
Granada PLC (formerly Granada Compass PLC and                          8,519,150       17,962      .63
 Granada Media PLC) (United Kingdom)
Havas Advertising (France)                                             1,400,000       15,437      .54
News Corp. Ltd. (ADR) (Australia)                                        362,000       13,448
News Corp. Ltd., preferred                                               202,901        1,631      .53
Grupo Televisa, SA (ADR) (Mexico) /1/                                    360,000       14,404      .51
MIH Ltd., Class A (South Africa) /1/                                     985,000       14,036      .49
Telewest Communications PLC (United Kingdom) /1/                      10,200,000       12,824      .45
Promotora de Informaciones, SA (Spain)                                 1,143,000       12,216      .43
Television Broadcasts Ltd. (Hong Kong)                                 2,830,000       11,901      .42
Nippon Television Network Corp. (Japan)                                   42,000       10,176      .36
Publishing & Broadcasting Ltd. (Australia)                             2,001,200        9,262      .33
Modern Times Group MTG AB, Class B (ADR)                                  61,000        6,863
 (Sweden) /1/
Modern Times Group MTG AB, Class B /1/                                   101,600        2,290      .32
StudioCanal (France) /1/ /3/                                             900,000        8,817      .31
ABS-CBN Holdings Corp. (PDR) (Philippines)                            10,000,000        7,648      .27
SET India Ltd. (India) /1/ /2/ /3/                                        32,200        7,504      .26
ProSiebenSAT.1 Media AG (Germany)                                        511,856        7,381      .26
Schibsted ASA (Norway)                                                   700,000        6,942      .24
Metro International SA, Class A (Sweden) /1/                             862,400        4,594
Metro International SA, Class B /1/                                      403,500        2,216      .24
United Pan-Europe Communications NV                                    2,642,000        6,723      .24
 (Netherlands) /1/
KirchPayTV GmbH & Co. KGaA (Germany) /1/ /2/ /3/                         239,788        6,644      .23
Fox Kids Europe NV (Netherlands) /1/                                     820,000        6,399      .22
Axel Springer Verlag AG (Germany)                                        100,000        5,853      .21
SBS Broadcasting SA (Luxembourg) /1/                                     158,800        4,089      .14
Recoletos Cia. Editorial SA (Spain)                                      720,000        3,573      .13
Metropole Television (France)                                            120,441        2,551      .09
EM.TV & Merchandising AG (Germany) /1/                                 1,085,000        2,071      .07
Austar United Communications Ltd. (Australia) /1/                      1,100,000          404      .01
Eniro AB (Sweden)                                                            800            8      .00


PHARMACEUTICALS  -  11.41%
AstraZeneca PLC (United Kingdom)                                       1,856,866       86,158     3.02
Shionogi & Co., Ltd. (Japan)                                           2,696,000       56,239     1.97
Aventis SA (France)                                                      562,000       44,952     1.58
Elan Corp., PLC (ADR) (Ireland) /1/                                      682,800       41,651     1.46
Chugai Pharmaceutical Co., Ltd. (Japan)                                2,200,000       33,484     1.18
Novo Nordisk A/S, Class B (Denmark)                                      491,500       21,766      .77
CSL Ltd. (Australia)                                                     594,000       14,442      .51
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                 596,000       13,485      .47
Novartis AG (Switzerland)                                                200,000        7,246      .26
Shire Pharmaceuticals Group PLC                                          264,800        4,841
 (United Kingdom) /1/
Shire Pharmaceuticals Group PLC (ADR) /1/                                 11,000          611      .19


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  7.02%
Nippon Electric Glass Co., Ltd. (Japan)                                3,000,000       42,555     1.49
Samsung Electro-Mechanics Co., Ltd. (South Korea)                      1,097,730       39,495     1.39
Samsung SDI Co., Ltd. (South Korea)                                      811,000       39,175     1.38
Orbotech Ltd. (Israel) /1/                                               550,000       19,008      .67
Hon Hai Precision Industry Co., Ltd. (Taiwan)                          3,121,000       16,431      .58
Murata Manufacturing Co., Ltd. (Japan)                                   211,000       14,034      .49
Hoya Corp. (Japan)                                                       175,000       11,092      .39
Hirose Electric Co., Ltd. (Japan)                                        111,000        8,460      .30
Hitachi, Ltd. (Japan)                                                    820,000        8,059      .28
Barco SA (Belgium)                                                        34,700        1,561      .05


BANKS  -  6.62%
ABN AMRO Holding NV (Netherlands)                                      2,008,045       37,795     1.33
Bank of Nova Scotia (Canada)                                             975,000       29,237     1.03
Allied Irish Banks, PLC (Ireland)                                      2,300,000       26,532      .93
Westpac Banking Corp. (Australia)                                      2,651,900       19,542      .69
Mizuho Holdings, Inc. (Japan)                                              3,090       14,379      .50
Hang Seng Bank Ltd. (Hong Kong)                                        1,350,000       13,847      .49
Bank of Scotland (United Kingdom)                                      1,129,896       12,818      .45
DBS Group Holdings Ltd. (Singapore)                                    1,409,200       10,361      .36
Unibanco-Uniao de Bancos Brasileiros SA,                                 360,000        9,162      .32
 units (GDR) (Brazil)
Lloyds TSB Group PLC (United Kingdom)                                    900,000        9,046      .32
Bangkok Bank PCL (Thailand) /1/                                        3,500,000        3,557      .12
Australia and New Zealand Banking Group Ltd.                             280,497        2,417      .08
 (Australia)


WIRELESS TELECOMMUNICATION SERVICES  -  6.32%
America Movil SA de CV (ADR) (Mexico)                                  2,064,000       43,055     1.51
Vodafone Group PLC (United Kingdom)                                   14,500,000       32,263     1.13
China Mobile (Hong Kong) Ltd. (ADR) (China) /1/                        1,150,000       30,809     1.08
NTT DoCoMo, Inc. (Japan)                                                   1,200       20,892      .73
China Unicom Ltd. (China) /1/                                          7,478,200       13,040      .46
KDDI Corp. (formerly DDI Corp.) (Japan)                                    2,750       12,841      .45
Telecom Italia Mobile SpA (Italy)                                      2,000,000       10,268      .36
Egyptian Co. for Mobile Services (Egypt) /1/                             660,000        9,828      .35
Sonae.com, SGPS, SA (Portugal) /1/                                     1,000,000        2,621      .09
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                         219,805,200        2,550      .09
TELECEL-Comunicacoes Pessoais, SA (Portugal) /1/                         224,779        1,840      .07


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  5.28%
Taiwan Semiconductor Manufacturing Co. Ltd.                           33,208,952       61,820     2.17
 (Taiwan) /1/
Rohm Co., Ltd. (Japan)                                                   284,000       44,159     1.55
Samsung Electronics Co., Ltd. (South Korea)                              188,440       27,874      .98
ASM Lithography Holding NV (Netherlands) /1/                             500,000       11,234      .40
Dialog Semiconductor PLC (United Kingdom) /1/                          1,369,108        5,226      .18


OIL & GAS  -  3.68%
Petroleo Brasileiro SA - Petrobras, ordinary                           2,260,700       58,778     2.06
 nominative (ADR) (Brazil)
"Shell" Transport and Trading Co., PLC                                   410,000       20,639
  (New York registered) (United Kingdom)
"Shell" Transport and Trading Co., PLC                                   540,000        4,508      .88
ENI SpA (Italy)                                                        1,300,000       15,894      .56
China Petroleum & Chemical Corp. (China)                              25,000,000        5,000      .18


HOUSEHOLD DURABLES  -  3.61%
Sony Corp. (Japan)                                                       590,200       38,829     1.37
Nintendo Co., Ltd. (Japan)                                               210,000       38,246     1.34
Kudelski SA (Switzerland) /1/                                            150,000       12,615      .44
Koninklijke Philips Electronics NV (Netherlands)                         291,000        7,728      .27
THOMSON multimedia (France) /1/                                          167,253        5,391      .19


FOOD PRODUCTS  -  2.70%
Orkla AS, Class A (Norway)                                             2,097,942       38,014     1.34
Nestle SA (Switzerland)                                                  117,520       25,003      .88
Groupe Danone (France)                                                   100,000       13,749      .48


DIVERSIFIED FINANCIALS  -  2.48%
Groupe Bruxelles Lambert SA (Belgium)                                    710,000       39,867     1.40
ING Groep NV (Netherlands)                                               261,041       17,093      .60
Housing Development Finance Corp. Ltd.                                   933,000       13,690      .48
 (India) /2/


DIVERSIFIED TELECOMMUNICATION SERVICES - 1.74%
Telefonos de Mexico, SA de CV, Class L                                   649,000       22,773      .80
 (ADR) (Mexico)
Videsh Sanchar Nigam Ltd. (ADR) (India)                                  555,426        7,443      .26
Korea Telecom Corp. (ADR) (South Korea)                                  231,300        5,084
Korea Telecom Corp.                                                        3,500          140      .18
Philippine Long Distance Telephone Co.                                   205,000        2,842
 (Philippines)
Philippine Long Distance Telephone Co. (ADR)                             154,000        2,164      .18
Nippon Telegraph and Telephone Corp. (Japan) /1/                             890        4,641      .16
Bayan Telecommunications Holdings Corp.,                                 150,000        4,510
 convertible preferred (Philippines)  /2/ /3/
Bayan Telecommunications Holdings Corp.,                                  43,010           41
 Class A /1/ /2/ /3/
Bayan Telecommunications Holdings Corp.,                                  14,199           14      .16
 Class B  /1/ /2/ /3/
One.Tel Ltd. (Australia) /1/ /3/                                       7,500,000           38      .00


INDUSTRIAL CONGLOMERATES  -  1.71%
Norsk Hydro AS (Norway)                                                1,050,000       44,525
Norsk Hydro AS (ADR)                                                     100,000        4,270     1.71


AUTOMOBILES  -  1.66%
Honda Motor Co., Ltd. (Japan)                                            561,000       24,665      .87
Suzuki Motor Corp. (Japan)                                             1,700,000       22,641      .79


COMMERCIAL SERVICES & SUPPLIES  -  1.56%
Adecco SA (Switzerland)                                                  560,000       26,386      .93
Brambles Industries Ltd. (Australia)                                     700,000       17,126      .60
Rentokil Initial PLC (United Kingdom)                                    284,100          967      .03


COMMUNICATIONS EQUIPMENT  -  1.46%
Nokia Corp., Class A (Finland)                                         1,033,000       23,456      .82
Telefonaktiebolaget LM Ericsson, Class B                               1,600,000        8,672
 (ADR) (Sweden)
Telefonaktiebolaget LM Ericsson, Class B                                 980,000        5,365      .49
BarcoNet SA (Belgium) /1/                                              1,232,600        3,607      .13
ADVA AG Optical Networking (Germany) /1/                                 120,000          534      .02
Metropolis Transactive Holdings Ltd.                                      58,765            2      .00
 (South Africa) /1/


INTERNET SOFTWARE & SERVICES  - 1.39%
Check Point Software Technologies Ltd.                                   350,000       17,700      .62
 (Israel) /1/

BCE Inc. (Canada)  /1/                                                   575,000       14,432      .51
Emblaze Systems Ltd. (formerly Geo Interactive                           900,000        2,670      .09
 Media Group Ltd.) (Israel) /1/
Tiscali SpA (Italy) /1/                                                  228,116        1,942      .07
China.com Corp., Class A (Hong Kong) /1/                                 420,000        1,126      .04
United Internet AG (Germany) /1/                                         300,000          916      .03
Terra Lycos, SA (Spain) /1/                                              105,908          777      .03


AUTO COMPONENTS  -  1.36%
GKN PLC (United Kingdom)                                               4,031,993       38,847     1.36


REAL ESTATE  -  1.28%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                2,300,000       25,066      .88
Brookfield Properties Corp. (Canada)                                     505,000        9,673      .34
Mitsui Fudosan Co., Ltd. (Japan)                                         159,000        1,715      .06


MACHINERY  -  1.25%
Mitsubishi Heavy Industries, Ltd. (Japan)                              2,500,000       11,413      .40
Sandvik AB (Sweden)                                                      560,000       11,284      .40
Metso Oyj (Finland)                                                      830,000        9,222      .32
Sulzer Medica Ltd. (Switzerland)                                          54,000        3,669      .13


SPECIALTY RETAIL  -  1.14%
Dixons Group PLC (United Kingdom)                                      7,038,485       23,168      .82
INDITEX SA (Spain) /1/                                                   573,200        9,165      .32


PAPER & FOREST PRODUCTS  -  1.11%
UPM-Kymmene Corp. (Finland)                                              945,000       26,764      .94
Kimberly-Clark de Mexico, SA de CV, Class A                            1,600,000        4,755      .17
 (Mexico)


INSURANCE  -  1.09%
AEGON NV (Netherlands)                                                   580,555       16,373      .57
Allianz AG (Germany)                                                      40,000       11,763      .41
Royal & Sun Alliance Insurance Group PLC                                 396,969        3,000      .11
 (United Kingdom)


METALS & MINING  -  1.07%
Billiton PLC (United Kingdom)                                          2,243,700       11,229      .39
BHP Billiton Ltd., deferred shares                                     1,065,099        5,782
 (Australia) /1/
BHP Billiton Ltd. (formerly BHP Ltd.)                                  1,000,000        5,296      .39
Anglogold Ltd. (South Africa)                                            220,000        8,141      .29


ELECTRIC UTILITIES  -  0.84%
Scottish Power PLC (United Kingdom)                                    2,950,000       21,796      .76
Manila Electric Co., Class A (GDR)                                       612,000        2,209      .08
 (Philippines) /2/ /3/


CONSTRUCTION MATERIALS  -  0.83%
Cemex, SA de CV, ordinary participation                                  500,000       13,250
 certificates, units (ADR) (Mexico)
Cemex, SA de CV, warrants, expire 2002 /1/                                92,038          216      .47
Holcim Ltd. (formerly "Holderbank" Financiere                             50,000       10,192      .36
 Glaris Ltd.) (Switzerland)


FOOD & DRUG RETAILING  -  0.83%
Woolworths Ltd. (Australia)                                            2,345,735       13,152      .46
Koninklijke Ahold NV (Netherlands)                                       255,000        8,003      .28
Loblaw Companies Ltd. (Canada)                                            75,000        2,496      .09




AEROSPACE & DEFENSE  -  0.63%
Bombardier Inc., Class B (Canada)                                      1,200,000       18,071      .63


MULTILINE RETAIL  -  0.63%
Wal-Mart de Mexico, SA de CV, Class C (Mexico)                         6,000,000       14,741      .52
Kingfisher PLC (United Kingdom)                                          567,838        3,086      .11


HEALTH CARE PROVIDERS & SERVICES  -  0.60%
Fresenius Medical Care AG (Germany)                                      330,000       17,074      .60


TRADING COMPANIES & DISTRIBUTORS  -  0.46%
Marubeni Corp. (Japan) /1/                                             6,780,000       13,055      .46


OFFICE ELECTRONICS  -  0.40%
Canon, Inc. (Japan)                                                      280,000       11,322      .40


COMPUTERS & PERIPHERALS  -  0.36%
Opticom ASA (Norway) /1/                                                 160,000       10,190      .36


SOFTWARE  -  0.26%
Gemplus International SA (France) /1/                                  2,305,000        6,941      .24
Baltimore Technologies PLC (United Kingdom) /1/                        1,677,500          634      .02


HOTELS RESTAURANTS & LEISURE  -  0.23%
Compass Group PLC (United Kingdom) /1/                                   830,170        6,673      .23


AIRLINES  -  0.15%
Qantas Airways Ltd. (Australia)                                        2,400,000        4,281      .15


TRANSPORTATION INFRASTRUCTURE  -  0.09%
Zhejiang Expressway Co. Ltd., Class H (China)                         10,298,000        2,509      .09


CHEMICALS  -  0.03%
Syngenta AG (Switzerland) /1/                                             17,007          895      .03

BEVERAGES  -  0.01%
Coca-Cola Amatil Ltd. (Australia)                                         92,712          227      .01


CONSTRUCTION & ENGINEERING  -  0.00%
Kvaerner ASA, Class A (Norway) /1/                                         5,974           42      .00


MISCELLANEOUS  -  3.63%
Other stocks in initial period of acquisition                                         103,332     3.63


TOTAL STOCKS (cost: $2,529,943,000)                                                 2,542,109    89.25



                                                                      Principal       Market  Percent
                                                                         Amount        Value   of Net
Convertible Debentures                                                    (000)        (000)   Assets

MEDIA  -  0.34%
United News & Media PLC 6.125% 2003                                 Pound 4,500         6,300      .22
 (United Kingdom)
EM.TV & Merchandising AG 4.00% 2005 (Germany)                        Euro 6,508         3,422      .12


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.19%
Hon Hai Precision Industry Co., Ltd. 0% 2005                              $5,360        5,306      .19
 (Taiwan) /2/


DIVERSIFIED TELECOMMUNICATION SERVICES - 0.05%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                   Euro 2,400         1,412      .05


ELECTRICAL EQUIPMENT  -  0.03%
Elektrim SA 3.75% 2004 (Poland)                                            1,000          874      .03



TOTAL CONVERTIBLE DEBENTURES-(cost: $24,287,000)                                       17,314      .61
TOTAL EQUITY SECURITIES-(cost: $2,554,230,000)                                      2,559,423    89.86


                                                                      Principal       Market  Percent
                                                                         Amount        Value   of Net
Short-Term Securities                                                     (000)        (000)   Assets

Corporate Short-Term Notes  -  7.65%
Park Avenue Receivables Corp. 3.99%-4.00%                                 40,000       39,963     1.40
 due 7/6-7/9/01 /2/
Texaco Inc. 3.85% due 8/2/01                                              39,400       39,261     1.38
Asset Securitization Cooperative Corp. 3.87%                             $26,000       25,952      .91
 due 7/17/01 /2/
Swedish Export Credit Corporation 3.75%                                   25,000       24,824      .87
 due 9/5/01
Canadian Imperial Holdings Inc. 3.72% due 10/1/01                         25,000       24,758      .87
Abbott Laboratories 3.95% due 7/2/01 /2/                                  16,000       15,997      .56
E.I. du Pont de Nemours and Co. 3.80%-3.88%                               13,200       13,167      .46
 due 7/17-7/27/01
AEGON Funding Corp. 3.78% due 9/19/01 /2/                                 10,000        9,915      .35
Monte Rosa Capital Corp. 3.78% due 7/24/01 /2/                             9,900        9,875      .35
AB Spintab 3.77%-4.16% due 8/1-9/6/01                                      8,200        8,151      .28
UBS Finance (Delaware) Inc. 4.14% due 7/2/01                               6,200        6,198      .22


Federal Agency Discount Notes  -  1.86%
Federal Home Loan Banks 3.74%-3.90% due                                   38,612       38,396     1.35
 8/7-8/30/01
Freddie Mac 3.62%-3.84% due 8/24-9/6/01                                   10,900       10,824      .38
Fannie Mae 3.70% due 9/13/01                                               3,800        3,770      .13


Non-U.S. Currency  -  0.07%
New Taiwanese Dollar                                                  NT$68,689         1,998      .07



TOTAL SHORT-TERM SECURITIES -                                                         273,049     9.58
 (cost: $273,115,000)


TOTAL INVESTMENT SECURITIES -                                                       2,832,472    99.44
 (cost: $2,827,345,000)
Excess of cash and receivables over payables                                           15,829      .56

NET ASSETS                                                                         $2,848,301  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Valued under procedures established by the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements


Equity securities appearing in the portfolio since December 31,2000

Allianz
Allied Irish Banks
America Movil
Australia and New Zealand Banking Group
Baltimore Technologies
BarcoNet
China Petroleum & Chemical
China Unicom
Chugai Pharmaceutical
Compass Group
Gemplus International
Groupe Bruxelles Lambert
Havas Advertising
Housing Development Finance
INDITEX
Koninklijke Ahold NV
NTT DoCoMo
Novartis Ag
Orbotech
Qantas Airways
Samsung SDI
Sulzer Medica
Syngenta AG
Vivendi Universal
Westpac Banking
Woolworths


Equity securities eliminated from the portfolio since December 31,2000

Benpres Holdings
British Telecommunications
Cable & Wireless Optus
Caltagirone Editore SpA
CANAL+
Cia. de Telecomunicaciones de Chile
Cia. Energetica de Minas Gerais - CEMIG
Commonwealth Bank of Australia
Deutsche Telekom AG
Fujitsu
Hellenic Bottling
Intershop Communications AG
Ito-Yokado
Liberty Surf Group
Nortel Networks
Pechiney
Primedia
Rakuten
Sakura Bank
Sogecable
Stolt-Nielsen
TDK
Telecom Italia SpA
Telefonica
Television Francaise 1
Tokyo Broadcasting System
Woodside Petroleum


New World Fund
Investments primarily in stocks
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

Asia & Pacific Basin                                                               34.16%
The Americas                                                                       24.84%
Europe                                                                             18.75%
Other Countries                                                                     4.47%
Cash & Equivalents                                                                 17.78%

[end pie chart]


Largest Individual                                                             Percent of
Equity Securities                                                              Net Assets

Coca-Cola                                                                           2.82%
China Unicom                                                                        2.37
Avon Products                                                                       1.90
Samsung Electronics                                                                 1.84
Suzuki Motor                                                                        1.48
Hon Hai Precision Industry                                                          1.48
Sappi                                                                               1.47
Fuji Photo Film                                                                     1.45
Housing Development Finance                                                         1.38
Samsung Electro-Mechanics                                                           1.35



                                                                                       Market  Percent
                                                                          Number of     Value   of Net
Stocks (common & preferred)                                                  Shares     (000)   Assets

Banks - 8.22%
Bank of the Philippine Islands (Philippines)                               1,379,500    $1,925   1.20%
ICICI Bank Ltd. (India)                                                      576,800     1,568
ICICI Ltd. (ADR)                                                               8,000        40     1.00
ABN AMRO Holding NV (Netherlands)                                             77,017     1,450      .90
Yapi ve Kredi Bankasi AS (Turkey) /1/                                    412,424,335     1,287      .80
Unibanco-Uniao de Bancos Brasileiros SA, units                                49,400     1,257      .78
 (GDR) (Brazil)
Shinhan Bank (South Korea)                                                   120,230     1,237      .77
Allied Irish Banks, PLC (Ireland)                                             84,500       975      .61
Bangkok Bank PCL (Thailand) /1/                                              925,000       940      .59
Bank Zachodni WBK (formerly Wielkopolski Bank                                 81,395       864      .54
 Kredytowy SA) (Poland) /1/
HSBC Holdings PLC (United Kingdom)                                            54,800       648      .40
DBS Group Holdings Ltd. (Singapore)                                           70,846       521      .33
Australia and New Zealand Banking Group Ltd.                                  55,000       474      .30
 (Australia)

Wireless Telecommunication Services - 6.72%
China Unicom Ltd. (China) /1/                                              2,178,000     3,798     2.37
GLOBE TELECOM, Inc., Widget, Class A                                         135,912     1,806
 (Philippines) /1/,/2/
GLOBE TELECOM, Inc. (PDR) /1/                                                  8,080       106     1.19
China Mobile (Hong Kong) Ltd. (China) /1/                                    350,000     1,849     1.15
Tele Nordeste Celular Participacoes SA,                                       26,000       848      .53
 preferred nominative (ADR) (Brazil)
America Movil SA de CV, Series L (ADR) (Mexico)                               40,000       834      .52
COSMOTE Mobile Telecommunications SA (Greece)                                 69,110       621      .39
Nuevo Grupo Iusacell, SA de CV, Class V (ADR)                                 51,500       356      .22
 (Mexico) /1/
Orascom Telecom Holding (GDR) (Egypt) /1/                                    100,000       288      .18
Telemig Celular Participacoes SA, preferred                                    3,300       136      .08
 nominative (ADR) (Brazil)
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                               7,583,279        88      .06
Tele Celular Sul Participacoes SA, preferred                                   2,200        44      .03
 nominative (ADR) (Brazil)

Electronic Equipment & Instruments - 6.14%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                450,200     2,370     1.48
Samsung Electro-Mechanics Co., Ltd. (South Korea)                             60,000     2,159     1.35
Samsung SDI Co., Ltd. (South Korea)                                           37,000     1,787     1.11
Orbotech Ltd. (Israel) /1/                                                    50,000     1,728     1.08
Hankuk Electric Glass Co., Ltd. (South Korea)                                 15,000     1,179      .73
Venture Manufacturing (Singapore) Ltd (Singapore)                             95,000       631      .39

Beverages - 5.89%
Coca-Cola Co. (USA)                                                          100,500     4,522     2.82
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                           45,500     1,948     1.22
Anheuser-Busch Companies, Inc. (USA)                                          30,000     1,236      .77
PepsiCo, Inc. (USA)                                                           21,400       946      .59
Coca-Cola Amatil Ltd. (Australia)                                            322,751       790      .49

Pharmaceuticals - 3.98%
AstraZeneca PLC (United Kingdom)                                              31,800     1,472      .92
Dr. Reddy's Laboratories Ltd. (India)                                         42,000     1,437      .90
Aventis (France)                                                              13,600     1,088      .68
PLIVA DD (GDR) (Republic of Croatia)                                          90,000       999      .62
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                            16,000       997      .62
Pfizer Inc (USA)                                                               9,700       388      .24

Media - 3.33%
ABS-CBN Holdings Corp. (PDR) (Philippines)                                 2,110,700     1,614     1.01
Independent News & Media PLC (Ireland)                                       752,924     1,501      .94
Promotora de Informaciones, SA (Spain)
Promotora de Informaciones, SA (Spain)                                        52,500       561      .35
Globo Cabo SA, preferred nominative (ADR)                                    100,400       474      .30
 (Brazil) /1/
Grupo Televisa, SA, ordinary participation                                     9,600       384      .24
 certificates (ADR) (Mexico) /1/
BEC World PCL (Thailand)                                                      61,400       328      .20
Benpres Holdings Corp. (Philippines) /1/                                   7,435,000       233      .14
Antenna TV SA (ADR) (Greece) /1/                                              18,700       151      .09
United Pan-Europe Communications NV                                           39,000        99      .06
 (Netherlands) /1/

Food Products - 3.08%
Orkla AS (Norway)                                                             86,142     1,561      .97
Nestle SA (Switzerland)                                                        6,000     1,277      .80
Sara Lee Corp. (USA)                                                          53,000     1,004      .63
Groupe Danone (France)                                                         6,200       852      .53
PT Indofood Sukses Makmur Tbk (Indonesia) (1)
PT Indofood Sukses Makmur Tbk (Indonesia) /1/                              3,300,000       246      .15

Oil & Gas - 2.80%
Petroleo Brasileiro SA - Petrobras, ordinary                                  71,300     1,854     1.16
 nominative (ADR) (Brazil)
LUKOIL (ADR) (Russia)                                                         21,400     1,021      .64
China Petroleum & Chemical Corp., Class H                                     30,000       596      .37
 (ADR) (China)
Gulf Indonesia Resources Ltd. (Indonesia) /1/                                 50,000       508      .32
"Shell" Transport and Trading Co., PLC                                        10,000       503      .31
 (New York registered) (United Kingdom)

Metals & Mining - 2.71%
Pohang Iron & Steel Co., Ltd. (South Korea)                                   15,000     1,202      .75
Anglo American PLC (merged with De Beers
Billiton PLC (United Kingdom)
  Consolidated Mines Ltd.)  (United Kingdom)                                  68,688     1,021      .64
Billiton PLC (United Kingdom)                                                134,052       671      .42
KGHM Polska Miedz SA (GDR) (Poland)                                           69,600       609      .38
BHP Billiton Ltd., deferred shares                                            47,929       260
 (Australia) /1/
BHP Billiton Ltd. (formerly BHP Ltd.)                                         45,000       238      .31
Freeport-McMoRan Copper & Gold Inc.,                                          31,000       343      .21
 Class B (USA) /1/

Paper & Forest Products - 2.46%
Sappi Ltd. (South Africa)                                                    267,000     2,354     1.47
Kimberly-Clark de Mexico, SA de CV, ordinary
  participation  certificates, Class A (Mexico)                              330,000       981      .61
Votorantim Celulose e Papel SA (ADR) (Brazil)                                 40,000       604      .38

Automobiles - 2.38%
Suzuki Motor Corp. (Japan)                                                   178,000     2,371     1.48
Honda Motor Co., Ltd. (Japan)                                                 33,000     1,451      .90

Diversified Financials - 1.97%
Housing Development Finance Corp. Ltd. (India)                               136,550     2,004
Housing Development Finance Corp. Ltd. /3/                                    14,000       205     1.38
First Pacific Co. Ltd. (Hong Kong)
First Pacific Co. Ltd. (Hong Kong)                                         4,365,959       946      .59

Diversified Telecommunication Services - 1.95%
Cia. de Telecomunicaciones de Chile SA (ADR)                                  75,000     1,056      .66
 (Chile) /1/
Telefonos de Mexico, SA de CV, Class L (ADR)                                  30,000     1,053      .66
 (Mexico)
Philippine Long Distance Telephone Co.                                        30,800       427      .27
 (Philippines)
Videsh Sanchar Nigam Ltd. (ADR) (India)                                       23,400       313      .19
Mahanagar Telephone Nigam Ltd. (GDR) (India)                                  26,000       143      .09
Hellenic Telecommunications Organization                                       7,900       103      .06
 SA (Greece)
Korea Telecom Corp. (ADR) (South Korea)                                        1,500        33      .02

Personal Products - 1.90%
Avon Products, Inc. (USA)                                                     65,800     3,045     1.90

Semiconductor Equipment & Products - 1.84%
Samsung Electronics Co., Ltd. (South Korea)                                   19,960     2,952     1.84

Hotels, Restaurants & Leisure - 1.60%
McDonald's Corp. (USA)                                                        60,000     1,624     1.01
Millennium & Copthorne Hotels PLC (United                                    185,000       947      .59
 Kingdom)

Leisure Equipment & Products - 1.45%
Fuji Photo Film Co., Ltd. (Japan)                                             54,000     2,331     1.45

Household Products - 1.43%
Hindustan Lever Ltd. (India)                                                 350,000     1,530      .95
Kimberly-Clark Corp. (USA)                                                    13,680       765      .48

Electric Utilities - 1.16%
Huaneng Power International, Inc.,                                         3,040,000     1,861     1.16
 Class H (China)

Machinery - 1.04%
Mitsubishi Heavy Industries, Ltd. (Japan)                                    254,000     1,159      .72
Sandvik AB (Sweden)                                                           25,000       504      .32

Real Estate - 1.03%
SM Prime Holdings, Inc. (Philippines)                                      8,110,000       961      .60
New World China Land Ltd. (China) /1/                                      1,225,000       597      .37
Ayala Land, Inc. (Philippines)                                               900,000        91      .06

Food & Drug Retailing - 0.92%
Migros Turk TAS (Turkey)                                                  23,700,000     1,479      .92

Aerospace & Defense - 0.85%
EMBRAER - Empresa Brasileira de Aeronautica SA,
 preferred nominative (ADR) (Brazil)                                          35,000     1,367      .85

Commercial Services & Supplies - 0.75%
Sabre Holdings Corp., Class A (USA) /1/                                       24,155     1,208      .75

Transportation Infrastructure - 0.67%
Grupo Aeroportuario del Sureste, SA de CV,                                    30,000       561      .35
 Class B (ADR) (Mexico) /1/
New World Infrastructure Ltd. (Hong Kong)                                    770,000       518      .32

Internet Software & Services - 0.66%
Check Point Software Technologies Ltd.                                        21,000     1,062      .66
 (Israel) (1)

Distributors - 0.61%
Li & Fung Ltd. (Hong Kong)                                                   600,000       985      .61

Software - 0.47%
TTI Team Telecom International Ltd. (Israel) /1/                              38,600       750      .47

Trading Companies & Distributors - 0.46%
Marubeni Corp. (Japan) /1/                                                   382,000       736      .46

Household Durables - 0.45%
Sony Corp. (Japan)                                                            11,000       724      .45

Construction Materials - 0.39%
Cheung Kong Infrastructure Holdings Ltd.                                     360,000       623      .39
 (Hong Kong)

Multiline Retail - 0.37%
Wal-Mart de Mexico, SA de CV, Series V                                        22,000       594      .37
 (ADR) (Mexico)

Electrical Equipment - 0.33%
Johnson Electric Holdings Ltd. (Hong Kong)                                   387,500       532      .33

Energy Equipment & Services - 0.32%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                   40,000       506      .32

Communications Equipment - 0.30%
Locus Co., Ltd. (South Korea) /1/                                             20,164       258      .16
Telefonaktiebolaget LM Ericsson,                                              40,000       219      .14
 Class B (Sweden)

IT Consulting & Services - 0.22%
Infosys Technologies Ltd. (India)                                              4,500       359      .22

Gas Utilities - 0.21%
Gas Natural SDG, SA (Spain)                                                   20,581       333      .21

TOTAL STOCKS (cost: $123,581,000)                                                      113,973    71.06


                                                                          Principal    Market  Percent
                                                                             Amount     Value   of Net
Convertible Debentures                                                        (000)     (000)   Assets

Aerospace & Defense - 0.30%
Banco Nacional de Desenvolvimento Economico e                                  $ 475       488      .30
 Social 6.50% 2006 (Brazil)

Electrical Equipment - 0.14%
Elektrim SA 3.75% 2004 (Poland)                                            Euro 250        218      .14
TOTAL CONVERTIBLE DEBENTURES (cost: $740,000)                                              706      .44
TOTAL EQUITY SECURITIES (cost: $124,321,000)                                           114,679    71.50



                                                                          Principal    Market  Percent
                                                                             Amount     Value   of Net
Bonds & Notes                                                                 (000)     (000)   Assets

Wireless Telecommunication Services - 0.47%
Cellco Finance NV 12.75% 2005                                                   $350       283      .18
GLOBE TELECOM, Inc. 13.00% 2009                                                  247       266      .17
PTC International Finance BV 0%/10.75% 2007 /4/                                  250       201      .12

Chemicals - 0.12%
Reliance Industries Ltd. 10.25% 2097                                             250       203      .12

Non-U.S. Government Obligations - 10.13%
Brazil (Federal Republic of):
  Bearer 8.00% 2014 /5/                                                        1,539     1,145
  10.125% 2027                                                                 1,175       856
  14.50% 2009                                                                    450       467
  5.50% 2009 /6/                                                                 466       381
  Eligible Interest Bond 5.438% 2006 /6/                                         420       375
Capitalization Interest ADD TO 35B06 (5)
  8.875% 2024                                                                    295       191     2.13
Turkey (Republic of):
  Treasury Bills 0% 2002                                                   2,293,000     1,207
  Treasury Bills 0% 2001                                                   1,253,000       757
  11.875% 2030                                                                   850       714
  Treasury Bills 0% 2002                                                     580,000       311
  Treasury Bills, Series T28, 0% 2002                                         72,000        39     1.89
Argentina (Republic of):
  12.25% 2018                                                                  1,626     1,159
  7.00%/15.50% 2008 /4/                                                          787       596
  Series L, 5.563% Eurobond 2005 /6/                                             419       344
  12.00% 2031                                                                    377       269     1.48
United Mexican States Government Eurobonds,
 Global:
  11.375% 2016                                                                   893     1,080
  9.875% 2007                                                                    750       822
  10.375% 2009                                                                   250       280     1.36
Russian Federation:
  5.00% 2030 /6/                                                               2,906     1,384
  8.25% 2010                                                                     366       281
  5.00% 2030 /6/                                                                 500       238
  8.25% 2010                                                                     250       192     1.31
Panama (Republic of):
  Interest Reduction Eurobond 4.50% 2014 /6/                                     955       847
  9.375% 2029                                                                    585       605      .90
Poland (Republic of) Past Due Interest Bond,                                     725       716      .45
 Bearer 6.00% 2014 /6/
Croatian Government:
  Series A, 6.25% 2010 /6/                                                       574       563
  Series B, 6.25% 2006 /6/                                                        65        64      .39
Philippines (Republic of) 10.625% 2025                                           400       363      .22
TOTAL BONDS & NOTES: (cost: $17,294,000)                                                17,199    10.72


                                                                          Principal    Market  Percent
                                                                             Amount     Value   of Net
Short-Term Securities                                                         (000)     (000)   Assets

Corporate Short-Term Notes - 16.15%
Bank of Nova Scotia 4.00% due 7/6/01                                           3,500     3,498     2.18
Wal-Mart Stores, Inc. 3.70% due 7/30/01 /3/                                    3,500     3,489     2.17
Monte Rosa Capital Corp. 3.96% due 7/17/01 /3/                                 3,200     3,194     1.99
UBS Finance (Delaware) Inc. 4.14% due 7/2/01                                   3,000     2,999     1.87
Unilever Capital Corp. 3.70% due 7/27/01 /3/                                   3,000     2,992     1.87
Toyota Motor Credit Corp. 3.90% due 7/6/01 /3/                                 2,850     2,848     1.78
H.J. Heinz Co. 3.72% due 7/27/01 /3/                                           2,600     2,593     1.62
Glaxo Wellcome PLC 3.92% due 7/12/01 /3/                                       2,300     2,297     1.43
American Honda Finance Corp. 4.20% due 7/24/01                                 2,000     1,994     1.24

Federal Agency Discount Notes - 2.18%
Federal Home Loan Banks 3.78%-3.86% due                                        3,500     3,495     2.18
 7/6-8/3/01

Non-U.S. Currency - 0.02%
New Taiwanese Dollar                                                         NT$903         26      .02
TOTAL SHORT-TERM SECURITIES (cost: $29,427,000)                                         29,425    18.35
TOTAL INVESTMENT SECURITIES (cost: $171,042,000)                                       161,303   100.57
Excess of payables over cash and receivables                                               913      .57
NET ASSETS                                                                            $160,390  100.00%

/1/ Non-income-producing security.
/2/ Valued under procedures established by the
    Board of Trustees.
/3/ Purchased in a private placement transaction;
    resale may be limited  to qualified
    institutional buyers; resale to public may require registration.
/4/ Step bond; coupon rate will increase at a
    later date.
/5/ Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
/6/ Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements


Equity securities appearing in the portfolio since December 31, 2000

Allied Irish Banks
America Movil
Anheuser-Busch Companies
Aventis
Banco Nacional de Desenvolvimento Economico e Social
BEC World
China Unicom
Cia. de Telecomunicaciones de Chile
COSMOTE Mobile Telecommunications
Dr. Reddy's Laboratories
Gas Natural SDG
Hellenic Telecommunications Organization
Infosys Technologies
Johnson Electric Holdings
McDonald's
Pohang Iron & Steel
Samsung SDI


Equity securities eliminated from the portfolio since December 31, 2000

Alcoa
AMR
AT&T Latin America
Bell Canada International
China Merchants Holdings (International)
Cia. Anonima Nacional Telefonos de Venezuela (CANTV)
Dimension Data Holdings
ECI Telecom
FLAG Telecom Holdings
Giordano International
Global Light Telecommunications
Global TeleSystems
Grupo Financiero Banamex-Accival
Hanvit Bank
Hellenic Bottling
Industriforvaltnings AB Kinnevik
Kookmin Bank
Magyar Tavkozlesi
Metalink
MIH Holdings
Nasionale Pers Beperk
NatSteel Electronics
Omni Industries
Philip Morris Companies
Shimano
Syngenta
Telesp Celular Participacoes
Trigem Computer
Uni-President Enterprises


Growth-Income Fund
Investments primarily in stocks
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

Equity Securities                                                            84.67%
Cash & Equivalents                                                           15.33%

[end pie chart]


Largest Invidividual                                                     Percent of
Equity Securities                                                        Net Assets

Allied Waste Industries                                                       2.07%
Bank of America                                                                2.07
AT&T                                                                           1.67
Household International                                                        1.66
Pitney Bowes                                                                   1.63
Avon Products                                                                  1.45
Albertson's                                                                    1.37
Wells Fargo                                                                    1.31
Lowe's Companies                                                               1.31
Viacom                                                                         1.27

Stocks (common and preferred)

                                                                                        Market  Percent
                                                                        Number of        Value   of Net
COMMERCIAL SERVICES & SUPPLIES  -  6.43%                                   Shares        (000)   Assets
Allied Waste Industries, Inc. /1/                                        9,425,000     $176,059   2.07%
Pitney Bowes Inc. /1/                                                    3,282,200      138,246     1.63
IMS Health Inc.                                                          1,400,000       39,900      .47
Ceridian Corp. (new) /1/                                                 1,982,100       37,997      .45
Sabre Holdings Corp., Class A /1/                                          750,000       37,500      .44
Avery Dennison Corp.                                                       600,000       30,630      .36
Cendant Corp. /1/                                                        1,150,000       22,425      .26
Waste Management, Inc.                                                     711,500       21,928      .26
ServiceMaster Co.                                                        1,600,000       19,200      .23
Equifax Inc.                                                               500,000       18,340      .22
First Data Corp.                                                            50,000        3,213      .04

MEDIA  -  5.70%
Viacom Inc., Class B /1/                                                 2,075,000      107,381     1.27
Interpublic Group of Companies, Inc.                                     2,515,300       73,824      .87
News Corp. Ltd. (ADR) (Australia)                                        1,100,000       40,865
News Corp. Ltd., preferred (ADR)                                           900,000       29,160      .82
Walt Disney Co.                                                          1,531,300       44,239      .52
Harte-Hanks, Inc.                                                        1,748,400       43,290      .51
AOL Time Warner Inc. (formerly Time Warner                                 750,000       39,750      .47
 Inc.) /1/
Gannett Co., Inc.                                                          500,000       32,950      .39
Dow Jones & Co., Inc.                                                      450,000       26,870      .32
Clear Channel Communications, Inc. /1/                                     348,700       21,864      .26
Fox Entertainment Group, Inc., Class A /1/                                 700,000       19,530      .23
Sinclair Broadcast Group, Inc., Class A /1/                                360,000        3,708      .04

BANKS  -  5.31%
Bank of America Corp.                                                    2,925,000      175,588     2.07
Wells Fargo & Co.                                                        2,397,000      111,293     1.31
First Union Corp.                                                        1,772,800       61,941      .73
BANK ONE CORP.                                                           1,268,012       45,395      .54
Bank of New York Co., Inc.                                                 800,000       38,400      .45
SunTrust Banks, Inc.                                                       280,000       18,138      .21

OIL & GAS  -  5.03%
Petro-Canada (Canada)                                                    3,800,000       90,407     1.07
Texaco Inc.                                                              1,300,000       86,580     1.02
Pennzoil-Quaker State Co.                                                3,830,900       42,906      .50
Ultramar Diamond Shamrock Corp.                                            826,400       39,047      .46
"Shell" Transport and Trading Co., PLC                                     568,900       28,638
 (New York registered) (United Kingdom)
"Shell" Transport and Trading Co., PLC                                     486,600        4,063      .39
Conoco Inc., Class B                                                       491,369       14,201
Conoco Inc., Class A                                                       500,000       14,100      .33
BP PLC (ADR) (United Kingdom)                                              450,000       22,432      .26
USX-Marathon Group                                                         750,000       22,133      .26
Unocal Corp.                                                               600,000       20,490      .24
Chevron Corp.                                                              185,000       16,742      .20
Kerr-McGee Corp.                                                           225,000       14,911      .18
Ashland Inc.                                                               250,000       10,025      .12

DIVERSIFIED FINANCIALS  -  4.10%
Household International, Inc.                                            2,113,320      140,958     1.66
Providian Financial Corp.                                                  950,000       56,240      .66
Citigroup Inc.                                                           1,059,250       55,971      .66
Freddie Mac                                                                700,000       49,000      .58
J.P. Morgan Chase & Co. (formed by the merger of
 J.P. Morgan & Co. Inc.
   and Chase Manhattan Corp.)                                              750,000       33,450      .39
Capital One Financial Corp.                                                150,000        9,000      .11
MBNA Corp.                                                                 100,000        3,295      .04

PHARMACEUTICALS  -  3.98%
Bristol-Myers Squibb Co.                                                 1,650,000       86,295     1.02
Schering-Plough Corp.                                                    2,230,000       80,815      .95
Pfizer Inc                                                               1,487,500       59,574      .70
AstraZeneca PLC (ADR) (United Kingdom)                                     756,750       35,378      .42
Merck & Co., Inc.                                                          500,000       31,955      .38
Forest Laboratories, Inc. /1/                                              382,400       27,151      .32
Pharmacia Corp.                                                            360,000       16,542      .19

SPECIALTY RETAIL  -  3.85%
Lowe's Companies, Inc.                                                   1,529,900      110,994     1.31
Circuit City Stores, Inc. - Circuit City Group                           3,900,000       70,200      .83
AutoZone, Inc.  /1/                                                      1,500,000       56,250      .66
Gap, Inc.                                                                1,150,000       33,350      .39
Limited Inc.                                                             1,300,000       21,476      .25
Staples, Inc. /1/                                                        1,300,000       20,787      .25
Too, Inc. /1/                                                              500,000       13,700      .16

INSURANCE  -  3.59%
Allstate Corp.                                                           1,500,000       65,985      .78
Manulife Financial Corp. (Canada)                                        2,300,000       64,193      .76
Allmerica Financial Corp.                                                  830,300       47,742      .56
MGIC Investment Corp.                                                      575,000       41,768      .49
Progressive Corp.                                                          200,000       27,038      .32
St. Paul Companies, Inc.                                                   400,000       20,276      .24
Royal & Sun Alliance Insurance Group PLC                                 2,500,000       18,895      .22
 (United Kingdom)
American General Corp.                                                     400,000       18,580      .22

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.20%
Texas Instruments Inc.                                                   2,900,000       91,350     1.08
Applied Materials, Inc. /1/                                                950,000       46,645      .55
Agere Systems Inc., Class A /1/                                          5,079,765       38,098      .45
LSI Logic Corp.  /1/                                                     1,600,000       30,080      .35
Micrel, Inc. /1/                                                           674,400       22,255      .26
Altera Corp. /1/                                                           672,100       19,491      .23
Maxim Integrated Products, Inc. /1/                                        400,000       17,684      .21
Micron Technology, Inc. /1/                                                150,000        6,165      .07

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.18%
AT&T Corp.                                                               6,425,700      141,365     1.67
Verizon Communications                                                     734,000       39,269      .46
ALLTEL Corp.                                                               470,000       28,792      .34
Sprint FON Group                                                         1,050,000       22,428      .26
SBC Communications Inc.                                                    500,000       20,030      .24
Qwest Communications International Inc.                                    350,000       11,155      .13
WorldCom, Inc. - WorldCom Group /1/                                        500,000        7,100      .08

AEROSPACE & DEFENSE  -  2.57%
Lockheed Martin Corp.                                                    1,716,600       63,600      .75
Honeywell International Inc.                                             1,750,000       61,232      .72
Raytheon Co.                                                             1,774,800       47,121      .56
United Technologies Corp.                                                  623,200       45,656      .54

MULTILINE RETAIL  -  2.56%
J.C. Penney Co., Inc.                                                    2,525,000       66,559      .79
Dollar General Corp.                                                     3,362,400       65,567      .77
May Department Stores Co.                                                1,100,000       37,686      .44
Federated Department Stores, Inc. /1/                                      750,000       31,875      .38
Dillard's Inc., Class A                                                  1,000,000       15,270      .18

COMPUTERS & PERIPHERALS  -  2.50%
Hewlett-Packard Co.                                                      2,250,200       64,356      .76
Storage Technology Corp. /1/                                             3,050,000       41,968      .50
International Business Machines Corp.                                      310,000       35,030      .41
Compaq Computer Corp.                                                    1,502,600       23,275      .27
Sun Microsystems, Inc. /1/                                               1,300,000       20,436      .24
Dell Computer Corp. /1/                                                    650,000       16,997      .20
Lexmark International, Inc., Class A /1/                                   150,000       10,088      .12

COMMUNICATIONS EQUIPMENT  -  2.18%
Cisco Systems, Inc. /1/                                                  4,442,600       80,855      .95
Corning Inc.                                                             2,550,000       42,611      .50
Nokia Corp., Class A (ADR) (Finland)                                     1,100,000       24,244      .29
Motorola, Inc.                                                           1,300,000       21,528      .25
Harris Corp.                                                               500,000       13,605      .16
Lucent Technologies Inc.                                                   400,000        2,480      .03

FOOD & DRUG RETAILING  -  1.85%
Albertson's, Inc.                                                        3,858,700      115,722     1.37
Walgreen Co.                                                             1,200,000       40,980      .48

SOFTWARE  -  1.81%
Microsoft Corp.  /1/                                                     1,240,000       90,520     1.07
Oracle Corp.  /1/                                                        1,500,000       28,500      .34
Computer Associates International, Inc.                                    700,000       25,200      .30
Cadence Design Systems, Inc. /1/                                           475,000        8,849      .10

PAPER & FOREST PRODUCTS  -  1.75%
Bowater Inc.                                                             1,245,000       55,701      .66
Weyerhaeuser Co.                                                           750,000       41,228      .49
International Paper Co.                                                    750,000       26,775      .31
Georgia-Pacific Corp., Georgia-Pacific Group                               439,660       14,882
Georgia-Pacific Corp., Timber Group                                        150,000        5,363      .24
Westvaco Corp.                                                             187,500        4,554      .05

ELECTRIC UTILITIES  -  1.60%
Edison International                                                     2,499,500       27,869      .33
Ameren Corp.                                                               645,400       27,559      .32
TECO Energy, Inc.                                                          750,000       22,875      .27
Dominion Resources, Inc.                                                   350,000       21,045      .25
GPU, Inc.                                                                  450,000       15,818      .19
American Electric Power Co., Inc.                                          275,000       12,697      .15
Duke Energy Corp.                                                          200,000        7,802      .09

FOOD PRODUCTS  -  1.46%
Sara Lee Corp.                                                           2,200,000       41,668      .49
H.J. Heinz Co.                                                             720,000       29,441      .35
General Mills, Inc.                                                        620,000       27,144      .32
Wm. Wrigley Jr. Co.                                                        400,000       18,740      .22
Campbell Soup Co.                                                          267,200        6,880      .08

WIRELESS TELECOMMUNICATION SERVICES - 1.46%
Nextel Communications, Inc., Class A /1/                                 2,150,000       37,625      .44
Sprint PCS Group /1/                                                     1,440,000       34,776      .41
Dobson Communications Corp., Class A  /1/                                1,390,000       23,699      .28
Western Wireless Corp., Class A /1/                                        528,600       22,730      .27
Triton PCS Holdings, Inc., Class A /1/                                     117,000        4,797      .06

PERSONAL PRODUCTS  -  1.45%
Avon Products, Inc.                                                      2,650,000      122,642     1.45

MACHINERY  -  1.44%
Ingersoll-Rand Co.                                                       1,025,000       42,230      .50
Deere & Co.                                                                597,700       22,623      .27
Caterpillar Inc.                                                           350,000       17,518      .21
Pall Corp.                                                                 700,000       16,471      .19
CNH Global NV (Netherlands)                                              1,700,000       10,081      .12
Illinois Tool Works Inc.                                                   150,000        9,495      .11
Dover Corp.                                                                100,000        3,765      .04

TOBACCO  -  1.34%
Philip Morris Companies Inc.                                             1,590,000       80,693      .95
R.J. Reynolds Tobacco Holdings, Inc.                                       600,000       32,760      .39

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.21%
SCI Systems, Inc. /1/                                                    2,800,000       71,400      .84
Jabil Circuit, Inc. /1/                                                    550,000       16,973      .20
Flextronics International Ltd. /1/                                         550,000       14,361      .17

HEALTH CARE PROVIDERS & SERVICES - 1.13%
Cardinal Health, Inc.                                                      675,000       46,575      .55
Service Corp. International /1/                                          4,000,000       25,440      .30
WellPoint Health Networks Inc. /1/                                         150,000       14,136      .17
Aetna Inc. /1/                                                             375,000        9,701      .11

TEXTILES & APPAREL  -  1.08%
NIKE, Inc., Class B                                                      1,609,600       67,587      .80
VF Corp.                                                                   650,000       23,647      .28

ROAD & RAIL  -  1.06%
Burlington Northern Santa Fe Corp.                                       1,409,500       42,525      .50
Norfolk Southern Corp.                                                   1,072,900       22,209      .26
Canadian National Railway Co. (Canada)                                     300,000       12,150      .14
Union Pacific Corp.                                                        150,000        8,236      .10
CSX Corp.                                                                  125,000        4,530      .06

HOUSEHOLD PRODUCTS  -  0.91%
Kimberly-Clark Corp.                                                     1,225,400       68,500      .81
Colgate-Palmolive Co.                                                      150,000        8,848      .10

OFFICE ELECTRONICS  -  0.91%
IKON Office Solutions, Inc.                                              4,050,000       39,690      .47
Xerox Corp.                                                              3,900,000       37,323      .44

CHEMICALS  -  0.90%
Millennium Chemicals Inc.                                                1,735,300       26,116      .31
PPG Industries, Inc.                                                       450,000       23,657      .28
International Flavors & Fragrances Inc.                                    700,000       17,591      .20
Air Products and Chemicals, Inc.                                           200,000        9,150      .11

AIR FREIGHT & COURIERS  -  0.77%
FedEx Corp. /1/                                                            900,000       36,180      .42
United Parcel Service, Inc., Class B                                       511,400       29,559      .35

CONTAINERS & PACKAGING - 0.67%
Owens-Illinois, Inc. /1/                                                 4,835,500       32,785      .39
Sonoco Products Co.                                                        800,000       19,904      .23
Crown Cork & Seal Co., Inc.                                              1,150,000        4,312      .05

REAL ESTATE  - 0.65%
Equity Residential Properties Trust                                        500,000       28,275      .34
Boston Properties, Inc.                                                    650,000       26,585      .31

INTERNET SOFTWARE & SERVICES  - 0.57%
Yahoo! Inc. /1/                                                          2,311,200       46,201      .55
Digex, Inc., Class A  /1/                                                  150,000        1,950      .02

AUTO COMPONENTS  -  0.50%
TRW Inc.                                                                   905,900       37,142      .44
Dana Corp.                                                                 231,800        5,410      .06

ENERGY EQUIPMENT & SERVICES  - 0.43%
Schlumberger Ltd. (Netherlands Antilles)                                   700,000       36,855      .43

METALS & MINING  -  0.35%
Alcoa Inc.                                                                 750,000       29,550      .35

AIRLINES  -  0.33%
Southwest Airlines Co.                                                   1,500,000       27,735      .33

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.29%
Applera Corp. - Applied Biosystems Group                                   548,500       14,672      .17
Guidant Corp.  /1/                                                         277,500        9,990      .12

HOTELS, RESTAURANTS & LEISURE  -  0.22%
Carnival Corp.                                                             600,000       18,420      .22

ELECTRICAL EQUIPMENT  -  0.19%
Rockwell International Corp.                                               414,700       15,808      .19

LEISURE EQUIPMENT & PRODUCTS  -  0.13%
Mattel, Inc.                                                               600,000       11,352      .13

IT CONSULTING & SERVICES  -  0.11%
Computer Sciences Corp. /1/                                                260,000        8,996      .11


TOTAL STOCKS: (cost: $6,151,638,000)                                                  6,848,846    80.75

Convertible Debentures

                                                                        Principal       Market  Percent
                                                                           Amount        Value   of Net
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.17%                              (000)        (000)   Assets
Telefonos de Mexico, SA de CV 4.25%                                       $11,060        14,231      .17
 2004 (Mexico)

BIOTECHNOLOGY  -  0.08%
Sepracor Inc. 5.00% 2007                                                    10,530        7,047      .08

TOTAL CONVERTIBLE SECURITIES: (cost: $23,374,000)                                        21,278      .25


MISCELLANEOUS  -  3.67%
Other equity securities in initial period                                               311,686     3.67
 of acquisition

TOTAL EQUITY SECURITIES (cost: $6,175,012,000)                                        7,181,810    84.67


Short-Term Securities
                                                                        Principal       Market  Percent
                                                                           Amount        Value   of Net
Federal Agency Discount Notes  -  8.53%                                     (000)        (000)   Assets
Fannie Mae 3.55%-4.63% due 7/18-11/19/01                                   250,000      248,362     2.93
Federal Home Loan Banks 3.54%-4.61% due                                    247,000      245,806     2.90
 7/6-12/19/01
Freddie Mac 3.50%-4.59% due 7/5-9/27/01                                    230,500      229,194     2.70

Corporate Short-Term Notes  -  5.78%
E.I. Du Pont de Nemours and Co. 3.59%-3.88%                                 55,000       54,752      .65
 due 7/27-8/27/01
Ciesco LP 3.60%-3.87% due 8/2-8/8/01                                        54,000       53,798      .63
Wells Fargo & Co. 3.70%-3.95% due 7/6-7/31/01                               50,000       49,903      .59
SBC Communications Inc. 3.73%-3.95% due                                     42,700       42,529      .50
 7/12-8/13/01 /2/
Texaco Inc. 3.85%-3.97% due 7/6-7/20/01                                     42,500       42,438      .50
Verizon Network Funding Corp. 3.78%-4.22%                                   40,000       39,919      .47
 due 7/18-7/19/01
Preferred Receivables Funding Corp. 3.65%-3.98%                             40,000       39,913      .47
 due 7/12-8/6/01 /2/
General Electric Capital Services, Inc. 3.93%                               30,000       29,944      .35
American Express Credit Corp. 3.97% due 7/10/01                             28,000       27,969      .33
Abbott Laboratories 3.85%-3.95% due 7/2-7/5/01 /2/                          25,000       24,992      .29
Private Export Funding Corp. 3.89% due 11/7/01 /2/                          25,000       24,662      .29
Archer Daniels Midland Co. 3.65%-4.63% due                                  20,000       19,962      .24
 7/11-7/24/01
Hewlett-Packard Co. 3.96% due 7/24/01 /2/                                   20,000       19,947      .24
Anheuser-Busch Companies, Inc. 3.71%-4.64%                                  20,000       19,927      .23
 due 7/6-9/6/01 /2/

TOTAL SHORT-TERM SECURITIES: (cost: $1,213,940,000)                                   1,214,017    14.31

TOTAL INVESTMENT SECURITIES: (cost: $7,388,952,000)                                   8,395,827    98.98
Excess of cash and receivables over payables                                             86,405     1.02

NET ASSETS                                                                           $8,482,232 100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements


Equity securities appearing in the portfolio since December 31, 2000

Agere Systems
ALLTEL
Avery Dennison
BP
Carnival
Cisco Systems
Clear Channel Communications
Computer Sciences
Corning
Dover
Dow Jones
Edison International
Flextronics International
Jabil Circuit
Manulife Financial
Maxim Integrated Products
Micrel
Nextel Communications
Oracle
Sepracor
Sprint PCS Group
Sun Microsystems
Unocal
Yahoo!


Equity securities eliminated from the portfolio since December 31, 2000

3Com
Alexander & Baldwin
Autodesk
Bank of Tokyo-Mitsubishi
Concord EFS
Crompton
Devon Energy
Eaton
FMC
Galileo International
Gillette
Johnson Controls
Lanier Worldwide
Loews
Media General
Millipore
MIPS Technologies
Palm
Phillips Petroleum
Ralston Purina
Rhythms NetConnections
Sakura Bank
SAVVIS Communications
Sunoco
SYNAVANT
Thomas & Betts
Tower Automotive
UnitedHealth Group
UST
Valero Energy
York International



ASSET ALLOCATION FUND
Investments in both stocks and bonds
Investment Portfolio June 30, 2001
(Unaudited)

[begin pie chart]

Equity Securities                                        68.02%
Corporate Bonds                                          15.74%
Mortgage-Backed Obligations                               4.47%
U.S. Treasury Notes & Bonds                               4.22%
Asset-Backed Obligations                                  1.93%
Cash & Equivalents                                        5.62%

[end pie chart]


Largest Individual                                   Percent of
Equity Securities                                    Net Assets

Household International                                   3.08%
Carnival                                                  2.64%
Pitney Bowes                                              2.59%
CenturyTel                                                2.42%
BANK ONE                                                  2.31%
United Technologies                                       2.25%
Bank of America                                           2.21%
AstraZeneca                                               2.16%
Albertson's                                               1.84%
May Department Stores                                     1.74%

                                                                          Number of       Market  Percent
                                                                             Shares        Value   of Net
Stocks (common and preferred)                                                              (000)   Assets

PHARMACEUTICALS  -  5.88%
AstraZeneca PLC (ADR) (United Kingdom)                                       750,000      $35,063     2.16
Pfizer Inc                                                                   650,000       26,033     1.60
Bristol-Myers Squibb Co.                                                     395,700       20,695     1.27
Pharmacia Corp.                                                              300,000       13,785      .85


BANKS  -  5.26%
BANK ONE CORP.                                                             1,050,000       37,590     2.31
Bank of America Corp.                                                        600,000       36,018     2.21
HSBC Capital Funding LP, Series 1, 9.547%                                      3,000        3,396      .21
 noncumulative preferred (United
 Kingdom) /1/ /2/ /3/
BNP U.S. Funding LLC, Series A, 7.738%                                         2,500        2,559      .16
  noncumulative preferred (France) /1/ /3/
Fuji JGB Investment LLC, Series A, 9.87%                                       2,500        2,363      .15
 noncumulative preferred (Japan) /1/ /3/
First Republic Capital Corp., Series A,                                        2,250        2,025      .12
  10.50% preferred /1/
NB Capital Corp. 8.35% exchangeable depositary                                60,000        1,550      .10


DIVERSIFIED FINANCIALS  -  4.93%
Household International, Inc.                                                750,000       50,025     3.08
Fannie Mae                                                                   200,000       17,030     1.04
Citigroup Inc.                                                               250,000       13,210      .81


DIVERSIFIED TELECOMMUNICATION SERVICES - 4.55%
CenturyTel, Inc.                                                           1,298,350       39,340     2.42
AT&T Corp.                                                                 1,150,000       25,300     1.56
Qwest Communications International Inc.                                      275,000        8,764      .54
COLT Telecom Group PLC (ADR) (United                                          20,000          560      .03
 Kingdom) /4/


COMMERCIAL SERVICES & SUPPLIES - 4.31%
Pitney Bowes Inc.                                                          1,000,000       42,120     2.59
Rentokil Initial PLC (ADR) (United Kingdom)                                  500,000       16,825     1.03
Ceridian Corp. /4/                                                           583,100       11,178      .69


OIL & GAS - 3.74%
Chevron Corp.                                                                250,000       22,625     1.39
Royal Dutch Petroleum Co. (New York registered)                              360,000       20,977     1.29
 (Netherlands)
Texaco Inc.                                                                  250,000       16,650     1.02
Premcor USA Inc. 11.50% senior exchangeable                                    1,789          590      .04
 preferred 2009 /4/ /5/


AEROSPACE & DEFENSE - 3.44%
United Technologies Corp.                                                    500,000       36,630     2.25
Raytheon Co.                                                                 700,000       18,585     1.14
EarthWatch Inc., Series B, 7.00% convertible                                     328          750      .05
 preferred 2009  /1/ /4/ /5/ /6/


MEDIA - 2.83%
Interpublic Group of Companies, Inc.                                         650,000       19,077     1.17
New York Times Co., Class A                                                  300,000       12,600      .78
AOL Time Warner Inc. (formerly Time                                          225,000       11,925      .73
 Warner Inc.)/4/
Adelphia Communications Corp., Series B,                                      25,000        2,387      .15
 13.00% preferred 2009 /4/
V2 Music Holdings PLC, warrants, expire                                        1,250           -        -
  2008 (United Kingdom) /1/ /4/ /6/


MULTILINE RETAIL - 2.76%
May Department Stores Co.                                                    825,000       28,265     1.74
J.C. Penney Co., Inc.                                                        628,000       16,554     1.02


HOTELS, RESTAURANTS & LEISURE - 2.64%
Carnival Corp.                                                             1,400,000       42,980     2.64


FOOD & DRUG RETAILING - 2.47%
Albertson's, Inc.                                                          1,000,000       29,990     1.84
Walgreen Co.                                                                 300,000       10,245      .63


INSURANCE - 2.34%
Allstate Corp.                                                               400,000       17,596     1.08
American General Corp.                                                       253,400       11,770      .72
Aon Corp.                                                                    250,000        8,750      .54


COMPUTERS & PERIPHERALS - 2.27%
Hewlett-Packard Co.                                                          700,000       20,020     1.23
International Business Machines Corp.                                        150,000       16,950     1.04


COMMUNICATIONS EQUIPMENT - 2.15%
Nokia Corp., Class A (ADR) (Finland)                                         980,000       21,599     1.33
Corning Inc.                                                                 600,000       10,026      .62
Crown Castle International Corp. 12.75%                                        3,558        3,309      .20
 exchangeable preferred 2010 /4/ /5/


ELECTRIC UTILITIES - 1.61%
Edison International                                                       1,600,000       17,840     1.10
American Electric Power Co., Inc.                                            180,000        8,311      .51


SEMICONDUCTOR EQUIPMENT & PRODUCTS -1.44%
Texas Instruments Inc.                                                       523,700       16,497     1.01
Agere Systems Inc. /4/                                                       923,593        6,927      .43


FOOD PRODUCTS - 1.39%
General Mills, Inc.                                                          300,000       13,134      .81
Sara Lee Corp.                                                               500,000        9,470      .58


AUTO COMPONENTS - 1.33%
TRW Inc.                                                                     300,000       12,300      .76
Dana Corp.                                                                   400,000        9,336      .57


SOFTWARE - 1.25%
Autodesk, Inc.                                                               400,000       14,920      .92
Computer Associates International, Inc.                                      150,000        5,400      .33


ENERGY EQUIPMENT & SERVICES  - 1.13%
Schlumberger Ltd. (Netherlands Antilles)                                     350,000       18,428     1.13


PAPER & FOREST PRODUCTS - 1.01%
Weyerhaeuser Co.                                                             300,000       16,491     1.01


METALS & MINING  - 0.97%
Alcoa Inc.                                                                   400,000       15,760      .97


TRADING COMPANIES & DISTRIBUTORS - 0.97%
Genuine Parts Co.                                                            500,000       15,750      .97


HEALTH CARE PROVIDERS & SERVICES - 0.88%
CIGNA Corp.                                                                  150,000       14,373      .88


BEVERAGES - 0.82%
PepsiCo, Inc.                                                                300,000       13,260      .82


CHEMICALS - 0.74%
Millennium Chemicals Inc.                                                    800,000       12,040      .74


MACHINERY - 0.70%
Dover Corp.                                                                  300,000       11,295      .70


SPECIALTY RETAIL - 0.65%
Limited Inc.                                                                 636,546       10,516      .65


ROAD & RAIL - 0.33%
Burlington Northern Santa Fe Corp.                                           175,700        5,301      .33


OFFICE ELECTRONICS - 0.18%
Xerox Corp.                                                                  300,000        2,871      .18


IT CONSULTING & SERVICES - 0.17%
Arbitron Inc. /4/                                                            115,800        2,791      .17


ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.11%
Agilent Technologies, Inc. /4/                                                57,210        1,859      .11


WIRELESS TELECOMMUNICATION SERVICES - 0.08%
Nextel Communications, Inc., Series D,                                         2,010        1,246      .08
 13.00% exchangeable preferred 2009 /4/ /5/
Leap Wireless International, Inc., warrants,                                     700           20      .00
 expire 2010 /1/ /4/
McCaw International, Ltd., warrants,                                           2,000            5      .00
 expire 2007 /1/ /4/ /6/


INTERNET SOFTWARE & SERVICES - 0.00%
GT Group Telecom Inc., warrants, expire 2010                                   2,250           67      .00
 (Canada) /1/ /4/ /6/


TOTAL STOCKS (cost: $927,648,000)                                                       1,062,487    65.33


                                                                          Principal       Market  Percent
                                                                             Amount        Value   of Net
Convertible Debentures                                                        (000)        (000)   Assets

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.15%
Solectron Corp. 0% LYON convertible notes 2020                                $5,000        2,456      .15

MEDIA - 0.01%
V2 Music Holdings PLC, exchange notes 6.50%                                      688          186      .01
 2012 (United Kingdom) /1/ /6/

TOTAL CONVERTIBLE DEBENTURES (cost: $7,800,000)                                             2,642      .16

MISCELLANEOUS - 2.53%
Other equity securities in initial period of                                               41,168     2.53
 acquisition

TOTAL EQUITY SECURITIES (cost: $935,448,000)                                            1,106,297    68.02



                                                                          Principal       Market  Percent
                                                                             Amount        Value   of Net
Bonds & Notes                                                                 (000)        (000)   Assets


MEDIA - 3.13%
Clear Channel Communications, Inc. 6.625% 2008                                 5,000        4,884
Chancellor Media Corp. of Los Angeles 8.00% 2008                               2,000        2,080      .43
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 /2/                                                             5,000        4,700
 8.875% 2007                                                                   1,500        1,568      .39
Cox Communications, Inc. 7.875% 2009                                           5,000        5,251      .32
Liberty Media Corp. 7.875% 2009                                                5,000        4,779      .29
Charter Communications Holdings, LLC:
 0%/9.92% 2011 /2/                                                             4,000        2,720
 0%/11.75% 2011 /1/ /2/                                                        2,000        1,170
 11.125% 2011                                                                    500          530      .27
Telemundo Holdings, Inc., Series A, 0%/11.50%                                  4,000        3,260      .20
 2008 /2/
British Sky Broadcasting Group PLC 8.20% 2009                                  2,250        2,228      .14
Fox Family Worldwide, Inc.:
 0%/10.25% 2007 /2/                                                            1,550        1,380
 9.25% 2007                                                                      700          704      .13
Viacom Inc. 6.625% 2011 /1/                                                    2,000        1,961      .12
ACME Television, LLC, Series B, 0%/10.875%                                     1,750        1,689      .10
 2004 /2/
Gray Communications Systems, Inc.                                              1,600        1,624      .10
 10.625% 2006
Emmis Communications Corp. 0%/12.50%                                           2,500        1,425      .09
 2011 /1/ /2/
NTL Communications Corp., Series B:
 0%/11.50% 2009 /2/                                                            3,500        1,128
 11.875% 2010                                                                    325          216      .08
Antenna TV SA 9.75% 2008 /1/                                                   1,500        1,279      .08
Key3Media Group, Inc. 11.25% 2011                                              1,250        1,244      .08
Penton Media, Inc. 10.375% 2011 /1/                                            1,250        1,238      .08
Young Broadcasting Inc. 10.00% 2011 /1/                                        1,250        1,194      .07
American Media Operations, Inc. 10.25% 2009                                    1,000        1,030      .06
Telewest Communications PLC 9.875% 2010                                        1,000          845      .05
Sun Media Corp. 9.50% 2007                                                       500          500      .03
Adelphia Communications Corp. 10.25% 2011                                        250          248      .02


BANKS - 1.31%
SocGen Real Estate Co. LLC, Series A, 7.64%                                    4,000        3,923      .24
 (undated) /1/ /3/
National Westminster Bank PLC 7.75%                                            3,200        3,328      .20
 (undated) /3/
Barclays Bank PLC 8.55% (undated) /1/ /3/                                      3,000        3,233      .20
Bank of America Corp. 7.40% 2011                                               3,000        3,116      .19
Regional Diversified Funding Ltd. 9.25%                                        3,000        3,057      .19
 2030 /1/
Chevy Chase Bank, FSB 9.25% 2008                                               2,000        2,020      .12
BANK ONE, Texas, NA 6.25% 2008                                                 2,000        1,975      .12
Komercni Banka AS 9.00%/10.75% 2008 /1/ /2/                                      705          731      .05


AIRLINES - 1.30%
Continental Airlines, Inc., pass-through
 certificates: /7/
 Series 2001-1, Class B, 7.373% 2015                                           2,500        2,493
 Series 1999-1, 10.22% 2014                                                    1,913        2,106
 Series 1998-3C, 7.25% 2005                                                    1,500        1,536
 Series 1997-4A, 6.90% 2018                                                    1,376        1,367      .46
US Airways, Inc., pass-through trust,                                          4,500        4,461      .28
 Series 2001-1G, 7.076% 2021 /7/
United Air Lines, Inc.:
 pass-through certificates, Series 1996-A2,                                    2,500        2,113
 7.87% 2019 /7/
 pass-through certificates, Series 1995-A1,                                    1,283        1,302
 9.02% 2012 /7/
 9.00% 2003                                                                      500          507      .24
Delta Air Lines, Inc., pass-through
 certificates: /7/
 Series 1993-A2, 10.50% 2016                                                   2,000        2,137
 Series 1992-A2, 9.20% 2014                                                    1,000          981      .19
Jet Equipment Trust, Series 1995-B, Class B,                                   2,132        2,111      .13
 7.83% 2015 /1/ /7/


DIVERSIFIED TELECOMMUNICATION SERVICES -  1.07%
COLT Telecom Group PLC 0%/12.00% 2006 /2/                                      3,750        3,488      .21
France Telecom 7.75% 2011 /1/                                                  3,000        3,056      .19
CenturyTel, Inc., Series H, 8.375% 2010                                        2,500        2,612      .16
TCI Communications, Inc. 8.75% 2015                                            2,000        2,243      .14
British Telecommunications PLC 8.125% 2010                                     2,000        2,110      .13
TELUS Corp. 7.50% 2007                                                         1,500        1,518      .09
Allegiance Telecom, Inc. 12.875% 2008                                          1,500        1,320      .08
Adelphi Business Solutions, Inc., Series B,                                    1,000          760      .05
 0%/13.00% 2003 /2/
VoiceStream Wireless Corp. 10.375% 2009                                          225          255      .02


WIRELESS TELECOMMUNICATION SERVICES - 1.00%
Nextel Partners, Inc.:
 0%/14.00% 2009 /2/                                                            6,875        4,009
 11.00% 2010                                                                   1,000          790      .30
Vodafone Group PLC 7.75% 2010                                                  3,000        3,157      .20
AT&T Wireless Services, Inc. 7.875% 2011 /1/                                   2,000        2,004      .12
Centennial Cellular Corp. 10.75% 2008                                          1,750        1,663      .10
Dobson/Sygnet Communications Co. 12.25% 2008                                   1,500        1,515      .09
CFW Communications Co. 13.00% 2010                                             2,000        1,460      .09
Leap Wireless International, Inc.:
 12.50% 2010                                                                     550          369
 0%/14.50% 2010 /2/                                                              450          126
Cricket Communications, Inc. 9.438% 2007 /3/                                     280          195      .04
Telesystem International Wireless Inc.                                         2,700          594      .04
 0%/13.25% 2007 /2/
AirGate PCS, Inc. 0%/13.50% 2009 /2/                                             575          333      .02


HOTELS RESTAURANTS & LEISURE - 0.94%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                    3,000        2,725
 8.75% 2011                                                                    1,000          953      .23
MGM Mirage, Inc. 8.50% 2010                                                    3,000        3,126      .19
Premier Parks Inc.:
 9.25% 2006                                                                    1,150        1,156
 9.75% 2007                                                                    1,100        1,122
 0%/10.00% 2008 /2/                                                            1,000          810      .19
Argosy Gaming Co. 10.75% 2009 /1/                                              1,250        1,344      .08
Eldorado Resorts LLC 10.50% 2006                                               1,000        1,020      .06
Horseshoe Gaming Holding Corp. 8.625% 2009                                     1,000        1,010      .06
Jupiters Ltd. 8.50% 2006                                                       1,000          997      .06
Hollywood Casino Corp. 11.25% 2007                                               750          795      .05
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                      250          227      .02

CONSUMER FINANCE - 0.86%
Capital One Financial Corp. 7.125% 2008                                        3,200        2,927
Capital One Bank 6.375% 2003                                                   2,500        2,505
Capital One Capital I 5.864% 2027 /1/ /3/                                      1,250        1,003      .39
Household Finance Corp. 7.875% 2007                                            3,000        3,214      .20
MBNA Corp., MBNA Capital B, Series B,                                          3,000        2,211      .14
 5.14% 2027 /3/
Advanta Capital Trust I, Series B, 8.99% 2026                                  3,000        2,081      .13


COMMERCIAL SERVICES & SUPPLIES - 0.59%
Waste Management, Inc.:
 7.10% 2026                                                                    2,000        2,035
 6.50% 2002                                                                    1,000        1,008      .19
Cendant Corp. 7.75% 2003                                                       2,750        2,808      .17
Allied Waste North America, Inc.:
 10.00% 2009                                                                   1,750        1,798
 8.875% 2008 /1/                                                                 500          511      .14
KinderCare Learning Centers, Inc., Series B,                                   1,500        1,485      .09
 9.50% 2009


ELECTRIC UTILITIES - 0.51%
Israel Electric Corp. Ltd.: /1/
 7.70% 2018                                                                    1,750        1,616
 7.75% 2027                                                                    1,500        1,338      .18
Edison Mission Energy 9.875% 2011                                              2,750        2,521      .16
Commonwealth Edison Co., Series 75, 9.875% 2020                                1,500        1,653      .10
AES Drax Holdings Ltd., Series B, 10.41% 2020 /7/                              1,000        1,094      .07


COMMUNICATIONS EQUIPMENT - 0.50%
Motorola, Inc.:
 6.75% 2006                                                                    1,500        1,400
 7.625% 2010                                                                   1,500        1,379      .17
SpectraSite Holdings, Inc., Series B:
 12.50% 2010                                                                   1,250        1,187
 0%/12.875% 2010 /2/                                                           1,000          450
 10.75% 2010                                                                     500          430      .13
American Tower Corp. 9.375% 2009 /1/                                           2,000        1,875      .12
SBA Communications Corp. 10.25% 2009                                           1,500        1,350      .08


MULTILINE RETAIL - 0.45%
J.C. Penney Co., Inc.:
 8.25% 2022 /7/                                                                3,650        2,847
 7.60% 2007                                                                    2,000        1,840
 7.375% 2004                                                                   1,250        1,187      .36
Federated Department Stores, Inc. 6.625% 2011                                  1,500        1,440      .09


METALS & MINING - 0.44%
BHP Finance Ltd.:
 6.75% 2013                                                                    2,680        2,566
 6.69% 2006                                                                    2,000        2,023      .28
Freeport-McMoRan Copper & Gold Inc.                                            2,750        2,166      .13
 7.20% 2026
Doe Run Resources Corp., Series B, 11.18%                                      1,500          452      .03
 2003 /3/


INSURANCE  - 0.42%
UnumProvident Corp. 7.625% 2011                                                3,000        3,077      .19
AFLAC Inc. 6.50% 2009                                                          2,000        1,964      .12
Transamerica Corp. 9.375% 2008                                                 1,600        1,791      .11


PAPER & FOREST PRODUCTS - 0.39%
Georgia-Pacific Corp. 8.125% 2011                                              3,250        3,255      .20
Scotia Pacific Co. LLC, Series B,                                              2,000        1,703      .10
  Class A-2, 7.11% 2014
Potlatch Corp. 10.00% 2011 /1/                                                 1,000        1,010      .06
Stone Container Corp. 9.75% 2011 /1/                                             250          259      .02
Pindo Deli Finance Mauritius Ltd.                                              1,000          142      .01
 10.75% 2007 /8/


OIL & GAS - 0.34%
Clark USA, Inc., Series B, 10.875% 2005                                        1,750        1,435
Clark Oil & Refining Corp. 9.50% 2004                                            600          552      .12
OXYMAR 7.50% 2016 /1/                                                          2,500        1,975      .12
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                     1,500        1,590      .10


AEROSPACE & DEFENSE - 0.31%
Raytheon Co. 8.30% 2010                                                        3,000        3,141      .19
BAE SYSTEMS 2001 Asset Trust Pass-Through                                      2,000        1,987      .12
  Trusts, pass-through certificates,
  Series 2001, Class B, 7.156% 2011 /1/ /7/


TOBACCO - 0.31%
Nabisco, Inc. 7.05% 2007                                                       4,990        5,076      .31


GAS UTILITIES - 0.26%
NiSource Finance Corp. 7.625% 2005                                             4,000        4,182      .26


AUTOMOBILES - 0.23%
Ford Motor Credit Co. 5.80% 2009                                               4,000        3,690      .23


AUTO COMPONENTS - 0.20%
TRW Inc. 8.75% 2006                                                            3,000        3,207      .20


TEXTILES & APPAREL - 0.19%
VF Corp. 8.50% 2010                                                            3,000        3,167      .19


TAXABLE MUNICIPAL OBLIGATIONS - 0.19%
Public Building Commission of Chicago,                                         3,000        3,154      .19
 Obligation Taxable Refunding Bonds,
  Series 2001, 7.125% 2012


CONTAINERS & PACKAGING - 0.13%
Container Corp. of America 9.75% 2003                                          2,000        2,050      .13


INDUSTRIAL CONGLOMERATES - 0.12%
Hutchison Whampoa International Ltd.                                           2,000        1,990      .12
 7.00% 2011 /1/


FOOD PRODUCTS - 0.12%
Fage Dairy Industry SA 9.00% 2007                                              2,000        1,890      .12


FOOD & DRUG RETAILING - 0.10%
Rite Aid Corp.:
 7.70% 2027                                                                    1,325          987
 6.875% 2013                                                                     700          532
 6.875% 2028 /1/                                                                 225          153      .10


HEALTH CARE PROVIDERS & SERVICES - 0.09%
Aetna Inc. 7.375% 2006                                                         1,500        1,490      .09
Integrated Health Services, Inc.,
 Series A: /6/ /8/
 9.25% 2008                                                                    1,750           18
 9.50% 2007                                                                    1,250           13      .00


PERSONAL PRODUCTS - 0.06%
Playtex Products, Inc. 9.375% 2011 /1/                                         1,000        1,017      .06


REAL ESTATE - 0.06%
EOP Operating LP 7.25% 2018                                                    1,000          939      .06


SPECIALTY RETAIL - 0.05%
Woolworth Corp., Series A, 7.00% 2002                                            750          735      .05


INTERNET SOFTWARE & SERVICES - 0.04%
GT Group Telecom Inc., units 0%/13.25%                                         2,250          720      .04
 2010 /2/ /6/


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.03%
Hyundai Semiconductor America, Inc. 8.625%                                       695          501      .03
 2007 /1/


MORTGAGE-BACKED OBLIGATIONS /7/ - 4.47%
Agency Pass-Throughs:
Government National Mortgage Assn.:
7.50% 2029                                                                    11,073       11,353
8.00% 2020 - 2030                                                              8,900        9,220
6.50% 2029                                                                     7,566        7,483
7.00% 2022 - 2024                                                              7,024        7,086
8.50% 2021 - 2029                                                              1,592        1,663
10.00% 2019                                                                      375          417     2.29
Fannie Mae:
6.00% 2013 - 2028                                                              8,679        8,490
6.50% 2016                                                                     5,000        5,012
7.00% 2009                                                                       649          663      .87
Commercial Mortgage-Backed Securities:
DLJ Commercial Mortgage Corp.:
 Series 1998-CF1, Class A-1B, 6.41% 2008                                       5,000        4,997
 Series 1996-CF2, Class A-1B, 7.29%                                            3,000        3,122      .50
  2021 /1/
Starwood Asset Receivables Trust, Series                                       5,000        5,016      .31
  2000-1, Class D, 5.255% 2022 /1/ /3/
Morgan Stanley Capital I, Inc., Series                                         3,000        3,009      .18
  1998-HF2, Class A-2, 6.48% 2030
L.A. Arena Funding, LLC 7.656% 2026 /1/                                        2,000        2,044      .13
Private Issue Collateralized Mortgage
  Obligations: Structured Asset Securities
  Corp., Series 1998-RF2,                                                      2,905        3,064      .19
  Class A, 8.538% 2027 /1/ /3/


ASSET-BACKED OBLIGATIONS /7/ -1.93%
MMCA Auto Owner Trust:
 Series 2000-1, Class B, 7.55% 2005                                            3,000        3,124
 Series 2000-2, Class B, 7.42% 2005                                            2,000        2,096      .32
Money Store Residential Trust 1997-1,                                          5,000        5,110      .31
 Class M-1, 7.085% 2016
NextCard: /1/ /3/
 Credit Card Master Trust, Series 2000-1,                                      2,750        2,743
 Class B, 4.78% 2006
 Credit Card Master Note Trust, Series 2001-1A,                                2,000        2,000      .29
 Class B, 4.78% 2007
Residential Funding Mortgage Securities II,                                    3,000        3,062      .19
 Series 2000-HI5, Class AI4, 6.94% 2014
Prestige Auto Receivables Trust, Series 2001-1A,                               2,920        2,916      .18
 Class A,  5.26% 2009 /1/
Airplanes Pass-Through Trust, pass-through                                     2,799        2,666      .16
 certificates, Class 1-C, 8.15% 2019
First Consumer Master Trust, Series 1999-A,                                    2,250        2,288      .14
 Class A, 5.80% 2005 /1/
H.S. Receivables Corp., Series 1999-1,                                         1,719        1,765      .11
 Class A, 8.13% 2004 /1/
Drive Auto Receivables Trust, Series 2000-1,                                   1,703        1,735      .11
 Class A, 6.672% 2006 /1/
Providian Master Trust, Series 2000-1, Class C,                                1,500        1,504      .09
 5.13% 2009 /1/ /3/
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                  453          455      .03
 Class A-6, 6.95% 2015


U.S. TREASURY NOTES AND BONDS - 4.22%
7.00%  2006                                                                   25,000       27,117
6.50%  2005                                                                   20,000       21,147
3.375%  2007 /9/                                                              18,976       19,196
11.75%  2010                                                                     500          611
10.75% 2003                                                                      500          557     4.22


TOTAL BONDS & NOTES (cost: $437,104,000)                                                  428,757    26.36




                                                                          Principal       Market  Percent
                                                                             Amount        Value   of Net
Short-Term Securities                                                         (000)        (000)   Assets

Federal Agency Discount Notes - 3.16%
Freddie Mac 3.55%-3.62% due 9/6-9/20/2001                                     20,000       19,840     1.22
Federal Home Loan Banks 3.66%-3.69% due                                       19,000       18,870     1.16
 8/17-9/12/2001
Fannie Mae 3.65%-3.74% due 8/10-8/16/2001                                     12,700       12,642      .78

Corporate Short-Term Notes - 2.31%
Abbott Laboratories 3.75%-3.95% due                                           16,800       16,782     1.03
 7/2-7/17/2001 /1/
Preferred Receivables Funding Corp. 3.80% due                                  9,000        8,969      .55
 8/1/2001 /1/
Wal-Mart Stores, Inc. 3.60% due 7/31/2001 /1/                                  8,500        8,474      .52
Harvard University 4.12% due 7/2/2001                                          3,500        3,499      .21


TOTAL SHORT-TERM SECURITIES -                                                              89,076     5.47
(cost: $89,085,000)


TOTAL INVESTMENT SECURITIES -                                                           1,624,130    99.85
(cost: $1,461,637,000)
Excess of cash and receivables over payables                                                2,403      .15

NET ASSETS                                                                             $1,626,533  100.00%

/1/ Purchased in a private placement transaction;
    resale may be  limited to qualified
    institutional buyers; resale to public
    may require registration.
/2/ Step bond; coupon rate will increase at a
    later date.
/3/ Coupon rate may change periodically.
/4/ Non-income-producing security.
/5/ Payment in kind; the issuer has the option of
    paying additional securities in lieu of cash.
/6/ Valued under procedures established by the
    Board of Trustees.
/7/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities
    are shorter than the stated maturities.
/8/ Company not making interest (or dividend)
    payments; bankruptcy proceedings pending.
/9/ Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements


Equity securities appearing in the portfolio since December 31, 2000

Agere Systems
Arbitron
Ceridian
Dover
Edison International
Solectron


Equity securities eliminated from the portfolio since December 31, 2000

Discovery Zone
Gillette
Omnipoint
PPG Industries
Radio One
Sprint FON Group
Tokai Preferred Capital
USA Waste Services
VersaTel Telecom International
York International


Bond Fund
Investments primarily in bonds
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

Corporate Bonds                                                      56.90%
Mortgage-Backed Obligations                                          12.06%
U.S. Treasury Notes & Bonds                                           9.69%
Equity Securities                                                     7.12%
Non-U.S. Government Obligations                                       2.32%
Asset-Backed Obligations                                              2.27%
Cash & Equivalents                                                    9.64%

[end pie chart]

Bonds & Notes
                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
MEDIA  -  11.66%                                                                (000)     (000)   Assets
Charter Communications Holdings, LLC:
 0%/11.75% 2011 /1/ /2/                                                        $ 5,350    $3,130
 0%/13.50% 2011 /2/                                                              1,750     1,102
 10.75% 2009                                                                     1,000     1,057
 10.00% 2009                                                                     1,000     1,015
 0%/9.92% 2011 /2/                                                               1,250       850
 0%/11.75% 2010 /2/                                                                450       301   1.91%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 /2/                                                               3,750     3,525
 8.875% 2007                                                                     1,500     1,567     1.31
CBS Corp. 7.15% 2005                                                             2,000     2,079
Viacom Inc. 6.625% 2011 /1/                                                      2,000     1,961     1.04
Liberty Media Corp.:
 7.875% 2009                                                                     2,000     1,912
 8.50% 2029                                                                      1,000       896
 8.25% 2030                                                                        850       730      .91
Fox Family Worldwide, Inc.:
 0%/10.25% 2007 /2/                                                              2,250     2,002
 9.25% 2007                                                                        500       502      .64
Key3Media Group, Inc. 11.25% 2011                                                2,500     2,487      .64
Comcast UK Cable Partners Ltd. 11.20% 2007                                       1,900     1,273
NTL Communications Corp.:
 Series B, 11.875% 2010                                                          1,000       665
 9.875% 2009                                                                  Euro 825       448      .61
Young Broadcasting Inc.:
 10.00% 2011 /1/                                                               $ 1,250     1,194
 Series B, 9.00% 2006                                                              875       831      .52
Adelphia Communications Corp. 10.25% 2011                                        2,000     1,980      .51
News America Holdings Inc. 7.75% 2045                                            2,000     1,856      .48
British Sky Broadcasting Group PLC 8.20% 2009                                    1,625     1,609      .41
Radio One, Inc. 8.875% 2011 /1/                                                  1,500     1,507      .39
Telemundo Holdings, Inc., Series A, 0%/11.50%                                    1,500     1,222      .31
 2008 /2/
Antenna TV SA 9.75% 2008                                                    Euro 1,425     1,215      .31
Emmis Communications Corp. 0%/12.50% 2011 /1/ /2/                              $ 2,000     1,140      .29
Penton Media, Inc. 10.375% 2011 /1/                                              1,000       990      .25
American Media Operations, Inc. 10.25% 2009                                        750       772      .20
Cablevision Industries Corp. 8.125% 2009                                           750       742      .19
Time Warner Inc. 7.75% 2005                                                        500       531      .14
Chancellor Media Corp. of Los Angeles,                                             500       516      .13
 Series B, 8.75% 2007
Cox Radio, Inc. 6.625% 2006                                                        500       498      .13
A. H. Belo Corp. 7.75% 2027                                                        500       448      .11
Rogers Communications Inc. 8.875% 2007                                             250       247      .06
RBS Participacoes SA 11.00% 2007 /1/                                               250       211      .05
United Pan-Europe Communications NV 10.875% 2009                                   500       180      .05
Hearst-Argyle Television, Inc. 7.00% 2018                                          175       156      .04
Carmike Cinemas, Inc., Series B, 9.375% 2009 /3/                                   225       135      .03


BANKS  -  4.88%
SocGen Real Estate Co. LLC, Series A, 7.64%                                      2,250     2,207      .56
 (undated) /1/ /4/
Washington Mutual Bank, FA 6.875% 2011                                           1,250     1,246
Washington Mutual Finance Corp., 8.25% 2005                                        800       857      .54
Abbey National PLC: /4/
 6.70% (undated)                                                                 1,300     1,244
 7.35% (undated)                                                                   825       836      .53
Development Bank of Singapore Ltd.: /1/
 7.875% 2009                                                                     1,500     1,566
 7.125% 2011                                                                       500       495      .53
J.P. Morgan & Co. Inc., Series A, 6.655% 2012 /4/                                2,000     1,818      .47
Standard Chartered Bank 8.00% 2031 /1/                                           1,250     1,269      .32
Komercni Finance BV 9.00%/10.75% 2008 /1/ /2/                                    1,150     1,193      .31
Bank of Scotland 7.00% (undated) /1/ /4/                                           480       474
National Westminster Bank PLC:
 9.375% 2003                                                                       276       302
 7.75% (undated) /4/                                                               250       260      .26
GS Escrow Corp.:
 7.00% 2003                                                                        500       500
 7.125% 2005                                                                       500       487      .25
BNP Paribas Capital Trust, 9.003% (undated) /1/                                    850       932      .24
AB Spintab 7.50% (undated) /1/ /4/                                                 750       731      .19
UBS Preferred Funding Trust 1 8.622% (undated)                                     625       677      .17
Chevy Chase Bank, FSB 9.25% 2008                                                   500       505      .13
Barclays Bank PLC 7.375% (undated) /1/ /4/                                         500       498      .13
Imperial Capital Trust I, Imperial Bancorp                                         350       381      .10
 9.98% 2026
Riggs Capital Trust II 8.875% 2027                                                 500       337      .09
BankUnited Capital Trust, BankUnited Financial                                     250       223      .06
 Corp., 10.25% 2026

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.61%
Orange PLC 8.75% 2006                                                            2,000     2,125
France Telecom: /1/
 7.20% 2006                                                                      2,000     2,060
 8.50% 2031                                                                      1,600     1,673
 7.75% 2011                                                                      1,000     1,019     1.76
VoiceStream Wireless Corp., 10.375% 2009                                         1,704     1,934
Omnipoint Corp. 11.50% 2009 /1/ /5/                                              1,000     1,120      .78
CenturyTel, Inc., Series H, 8.375% 2010                                          2,750     2,873      .74
TELUS Corp.:
 7.50% 2007                                                                      1,500     1,518
 8.00% 2011                                                                        750       765      .58
British Telecommunications PLC:
 8.625% 2030                                                                     1,500     1,628
 8.125% 2010                                                                       500       527      .55
Allegiance Telecom, Inc. 0%/11.75% 2008 /2/                                        500       295      .08
COLT Telecom Group PLC 0%/12.00% 2006 /2/                                          250       232      .06
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                       500       150
 0%/12.25% 2009 /2/                                                                500        75      .06

WIRELESS TELECOMMUNICATION SERVICES  -  4.48%
Nextel Communications, Inc.:
 0%/9.75% 2007 /2/                                                               2,475     1,609
 0%/9.95% 2008 /2/                                                               2,375     1,520
 0%/10.65% 2007 /2/                                                              1,275       867
 12.00% 2008                                                                       500       450     1.14
PanAmSat Corp.:
 6.125% 2005                                                                     2,000     1,923
 6.375% 2008                                                                       500       446      .61
AT&T Wireless Services, Inc. 7.875% 2011 /1/                                     2,150     2,154      .55
Dobson Communications Corp. 10.875% 2010                                         1,000     1,000
American Cellular Corp. 9.50% 2009 /1/                                             750       709
Dobson/Sygnet Communications Co. 12.25% 2008                                       250       252      .50
Tritel PCS, Inc. 10.375% 2011                                                    1,125     1,027
TeleCorp PCS, Inc. 0%/11.625% 2009 /2/                                             500       315      .34
Leap Wireless International, Inc. 0%/14.50%                                      2,600       728
 2010 /2/
Cricket Communications, Inc. 9.438% 2007 /4/                                       440       306      .27
McCaw International, Ltd. 0%/13.00% 2007 /2/                                     2,125       701
Nextel International, Inc. 0%/12.125% 2008 /2/                                   1,000       300      .26
Triton PCS, Inc. 9.375% 2011                                                     1,000       975      .25
CFW Communications Co. 13.00% 2010                                               1,250       912      .23
Centennial Cellular Corp. 10.75% 2008                                              500       475      .12
Vodafone AirTouch PLC 7.75% 2010                                                   375       395      .10
Microcell Telecommunications Inc., Series B,                                       500       377      .10
 0%/14.00% 2006 /2/
PageMart Wireless, Inc. 0%/11.25% 2008 /2/                                         750        24      .01

ELECTRIC UTILITIES  -  4.16%
Edison Mission Holdings Co. 8.734% 2026 /6/                                      1,000       923
Midwest Generation, LLC, pass-through certificates,                                900       843
 Series B, 8.56% 2016 /6/
Edison Mission Energy:
 7.73% 2009                                                                      1,000       840
 9.875% 2011                                                                       875       802
Edison International 6.875% 2004                                                   760       627     1.03
Exelon Generation Co., LLC 6.95% 2011 /1/                                        1,150     1,145
Exelon Corp. 6.75% 2011                                                            750       740
Commonwealth Edison Co.:
 6.95% 2018                                                                        700       643
 Series 75, 9.875% 2020                                                            400       441      .76
American Electric Power Co., Inc., Series A,                                     2,950     2,905      .75
 6.125% 2006
AES Drax Holdings Ltd., Series A, 10.41% 2020 /6/                                1,600     1,750      .45
Israel Electric Corp. Ltd.: /1/
 7.70% 2018                                                                      1,000       924
 7.75% 2027                                                                        620       553
 7.95% 2011                                                                        250       252      .44
AES Ironwood, LLC 8.857% 2025 /6/                                                1,250     1,283      .33
AES Red Oak, LLC, Series B, 9.20% 2029 /6/                                       1,000     1,048      .27
Progress Energy, Inc. 7.10% 2011                                                   500       506      .13

HOTELS, RESTAURANTS & LEISURE  -  3.27%
Mirage Resorts, Inc.:
 6.625% 2005                                                                     2,000     1,973
 6.75% 2008                                                                        250       237
MGM Mirage Inc. 8.50% 2010                                                         875       912      .80
Premier Parks Inc.:
 9.75% 2007                                                                      1,000     1,020
 0%/10.00% 2008 /2/                                                              1,250     1,012      .52
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                        925       840
 8.75% 2011                                                                        875       834
 6.75% 2008                                                                        175       154      .47
Horseshoe Gaming Holding Corp., Series B,                                        1,500     1,515      .39
 8.625% 2009
Florida Panthers Holdings, Inc. 9.875% 2009                                      1,000     1,025      .26
Boyd Gaming Corp.:
 9.25% 2003                                                                        500       506
 9.50% 2007                                                                        500       485      .25
Harrah's Operating Co., Inc. 7.50% 2009                                          1,000       989      .25
International Game Technology:
 7.875% 2004                                                                       500       505
 8.375% 2009                                                                       250       255      .20
Station Casinos, Inc. 8.375% 2008                                                  500       502      .13

COMMUNICATIONS EQUIPMENT  -  2.35%
Crown Castle International Corp.:
 10.75% 2011                                                                     2,000     1,980
 0%/10.625% 2007 /2/                                                             1,000       790
 0%/11.25% 2011 /2/                                                              1,000       660      .88
SpectraSite Holdings, Inc., Series B:
 12.50% 2010                                                                     1,500     1,425
 0%/12.00% 2008 /2/                                                                500       285
 0%/11.25% 2009 /2/                                                                500       232
 0%/12.875% 2010 /2/                                                               250       112      .53
American Tower Corp. 9.375% 2009 /1/                                             1,500     1,406      .36
Motorola, Inc.:
 5.80% 2008                                                                        750       627
 7.50% 2025                                                                        500       425
 6.50% 2028                                                                        250       186
 5.22% 2097                                                                        250       133      .35
SBA Communications Corp. 10.25% 2009                                             1,000       900      .23

COMMERCIAL SERVICES & SUPPLIES  -  2.20%
Waste Management, Inc.:
 7.375% 2010                                                                     1,400     1,402
 6.625% 2002                                                                       925       932
 6.875% 2009                                                                       500       487
 7.10% 2026                                                                        500       509
 6.375% 2003                                                                       500       503      .99
Allied Waste North America, Inc.:
 10.00% 2009                                                                     2,125     2,183
 8.875% 2008 /1/                                                                 1,000     1,022      .82
Cendant Corp. 7.75% 2003                                                         1,500     1,532      .39
Safety-Kleen Corp. 9.25% 2009 /3/ /5/                                            1,000        10      .00

INSURANCE  -  1.80%
ING Capital Funding Trust III 8.439% (undated) /4/                               1,500     1,594
ReliaStar Financial Corp. 8.00% 2006                                               250       270      .48
Conseco, Inc. 9.00% 2006                                                           750       694
Conseco Financing Trust II, Capital Trust                                        1,000       685      .35
 Pass-Through Securities (TRUPS), 8.70% 2026 /6/
Provident Companies, Inc. 7.00% 2018                                             1,460     1,333      .34
Lindsey Morden Group Inc., Series B, 7.00%                                    C$ 1,895       876      .22
 2008 /1/ /5/
Allstate Corp. 7.20% 2009                                                        $ 750       778      .20
Royal & Sun Alliance Insurance Group PLC 8.95% 2029                                500       535      .14
The Equitable Life Assurance Society of the United                                 250       258      .07
 States 6.95% 2005 /1/

AIRLINES  -  1.73%
Continental Airlines, Inc., pass-through
 certificates: /6/
 Series 1998-3, Class C-2, 7.25% 2005                                              500       512
 Series 1998-3, Class A-2, 6.32% 2008                                              500       486
 Series 1999-1, Class B, 6.795% 2020                                               496       479
 Series 1998-1, Class A,  6.648% 2019                                              462       450
 Series 1997-1, Class C-1, 7.42% 2007 /4/                                          387       397
 Series 1996, Class C, 9.50% 2015                                                  209       232      .66
United Air Lines, Inc.:
 pass-through certificates, Series 2000-1,                                       1,000     1,052
 Class A-2, 7.73% 2010 /6/
 Series A, 10.67% 2004                                                             500       517      .40
Jet Equipment Trust: /1/
 Series 1995-D, 11.44% 2014                                                        300       309
 Series 1995-A, Class C, 10.69% 2015  /6/                                          250       265
 Series 1994-A, 11.79% 2013                                                        250       261      .21
US Airways, Inc., pass-through certificates: /6/
 Series 2000-3G, 7.89% 2020                                                        500       523
 Series 2001-1G, 7.076% 2021                                                       250       248      .20
America West Airlines, Inc., pass-through                                          495       519      .13
 certificates, Series 2000-1, Class G, 8.057%
 2020 /6/
Northwest Airlines, Inc., pass-through certificates,                               479       507      .13
 Series 1999-3, Class G, 7.935% 2019 /6/

CONSUMER FINANCE  -  1.71%
Capital One Bank:
 6.875% 2006                                                                     1,000       978
 8.25% 2005                                                                        800       826
 6.375% 2003                                                                       500       501
Capital One Financial Corp. 7.125% 2008                                          1,000       915
Capital One Capital I 5.864% 2027 /1/ /4/                                          250       201      .88
Household Finance Corp. 6.75% 2011                                               1,850     1,826      .47
Providian Financial Corp. 9.525% 2027 /1/                                          750       600      .15
MBNA Corp. 6.75% 2008                                                              500       480      .12
Advanta Capital Trust I, Series B, 8.99% 2026                                      500       347      .09

PAPER & FOREST PRODUCTS  -  1.55%
Georgia-Pacific Corp.:
 8.125% 2011                                                                     3,200     3,205
 7.50% 2006                                                                      1,000     1,003     1.08
Scotia Pacific Co. LLC, Series B, Class A-2,                                     1,000       852      .22
 7.11% 2028
Kappa Beheer BV 10.625% 2009                                                  Euro 750       679      .17
Pindo Deli Finance Mauritius Ltd.: /3/
 10.25% 2002                                                                   $ 1,500       214
 10.75% 2007                                                                       750       107      .08

HEALTH CARE PROVIDERS & SERVICES  -  1.39%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                      2,000     1,950
 8.85% 2007                                                                        500       535
HCA - The Healthcare Co. 8.75% 2010                                                500       531      .77
Aetna Inc. 7.875% 2011                                                           2,100     2,035      .52
Paracelsus Healthcare Corp. 10.00% 2006 /3/                                      1,000       330      .09
Integrated Health Services, Inc., Series A: /3/ /5/
 9.25% 2008                                                                      2,000        20
 9.50% 2007                                                                        750         7      .01

MULTILINE RETAIL  -  1.36%
J.C. Penney Co., Inc.:
 8.25% 2022 /6/                                                                  2,700     2,106
 7.40% 2037                                                                        750       686
 6.875% 2015                                                                       600       468
 7.65% 2016                                                                        500       400
 7.95% 2017                                                                        500       400
 8.125% 2027                                                                       200       150     1.08
Dillard's, Inc. 6.30% 2008                                                         700       606      .16
Federated Department Stores, Inc. 6.625% 2011                                      500       480      .12

FOOD & DRUG RETAILING  -  1.15%
Delhaize America, Inc. 8.125% 2011 /1/                                           3,225     3,352      .86
Rite Aid Corp.:
 11.25% 2008 /1/                                                                   500       507
 6.875% 2028 /1/                                                                   450       306
 6.875% 2013                                                                       275       209
 7.70% 2027                                                                        175       130      .29

CONTAINERS & PACKAGING  -  1.04%
Container Corp. of America 9.75% 2003                                            1,000     1,025
Stone Container Corp. 9.75% 2011 /1/                                               750       776      .46
Tekni-Plex, Inc., Series B, 12.75% 2010                                          1,500     1,222      .32
Printpack, Inc. 10.625% 2006                                                       500       511      .13
Packaging Corp. of America, Series B, 9.625% 2009                                  375       400      .10
Graham Packaging Co. 0%/10.75% 2009 /2/                                            215       107      .03


AUTOMOBILES  -  0.97%
DaimlerChrysler North America Holding Corp.                                      2,000     2,047      .53
 7.75% 2011
Ford Motor Credit Co.:
 5.80% 2009                                                                        750       692
 7.375% 2011                                                                       500       507      .31
General Motors Acceptance Corp. 7.75% 2010                                         500       523      .13


METALS & MINING  -  0.93%
Kaiser Aluminum & Chemical Corp.:
 12.75% 2003                                                                     2,500     2,262
 9.875% 2002                                                                       500       495      .71
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                                      1,000       787
 7.50% 2006                                                                        100        67      .22


GAS UTILITIES  -  0.75%
NiSource Finance Corp.:
 7.875% 2010                                                                     1,550     1,632
 7.625% 2005                                                                     1,250     1,307      .75


TEXTILES & APPAREL  -  0.53%
VF Corp. 8.50% 2010                                                              1,750     1,847      .47
Levi Strauss & Co. 11.625% 2008                                                    250       226      .06


LEISURE PRODUCTS  -  0.50%
Hasbro, Inc. 7.95% 2003                                                          2,000     1,945      .50


OIL & GAS  -  0.46%
Clark USA, Inc., Series B, 10.875% 2005                                          1,000       820      .21
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                         500       530      .14
Petrozuata Finance, Inc., Series A, 7.63%                                          500       446      .11
 2009 /1/ /6/


INDUSTRIAL CONGLOMERATES  -  0.39%
Hutchison Whampoa International Ltd. 7.00%                                       1,000       995      .26
 2011 /1/
Wharf International Finance Ltd., Series A,                                        515       523      .13
 7.625% 2007


CHEMICALS  -  0.38%
Reliance Industries Ltd.:
 10.25% 2097 /1/                                                                   500       406
 Series B, 10.25% 2097                                                             500       406      .21
Equistar Chemicals, LP 8.75% 2009                                                  750       689      .17


AIR FREIGHT & COURIERS  -  0.36%
Atlas Air, Inc. Pass-Through Trusts,                                             1,422     1,415      .36
 Series 1998-1, Class A, 7.38% 2019 /6/


SPECIALTY RETAIL  -  0.25%
Office Depot, Inc. 10.00% 2008 /1/                                               1,000       990      .25


CONSTRUCTION & ENGINEERING  -  0.24%
McDermott Inc. 9.375% 2002                                                       1,150       954      .24


FOOD PRODUCTS  -  0.23%
Gruma, SA de CV 7.625% 2007                                                      1,000       892      .23


INTERNET SOFTWARE & SERVICES  -  0.21%
GT Group Telecom Inc., units, 0%/13.25% 2010 /2/                                 2,000       640      .16
Exodus Communications, Inc. 11.625% 2010                                           500       180      .05


AEROSPACE & DEFENSE  -  0.21%
BAE SYSTEMS 2001 Asset Trust Pass-Through Trusts,                                  800       800      .21
 pass-through certificates, Series 2001, Class G,
 6.664% 2013 /1/ /6/


REAL ESTATE  -  0.20%
EOP Operating LP 8.10% 2010                                                        500       534      .14
ProLogis Trust 7.05% 2006                                                          250       254      .06


MACHINERY  -  0.20%
AGCO Corp. 9.50% 2008 /1/                                                          500       490      .13
Deere & Co. 8.95% 2019                                                             250       275      .07


COMPUTERS & PERIPHERALS  -  0.19%
Compaq Computer Corp. 6.20% 2003                                                   750       748      .19


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.16%
Hyundai Semiconductor America, Inc. 8.625%                                         700       505      .13
 2007 /1/
Zilog, Inc. 9.50% 2005                                                             950       124      .03


MARINE  -  0.13%
Teekay Shipping Corp. 8.875% 2011 /1/                                              500       508      .13


HOUSEHOLD DURABLES  -  0.13%
Salton/Maxim Housewares, Inc. 10.75% 2005                                          500       500      .13


ENERGY EQUIPMENT & SERVICES  -  0.07%
Colonial Pipeline Co. 7.75% 2010 /1/                                               250       256      .07


MULTI-UTILITIES  -  0.07%
Florida Gas Transmission Co. 7.625% 2010 /1/                                       250       255      .07


MORTGAGE-BACKED OBLIGATIONS /6/ -  12.06%
Agency Pass-Throughs:
Government National Mortgage Assn.:
 8.00% 2023-2031                                                                10,367    10,739
 7.50% 2023-2030                                                                8,159      8,366
 7.00% 2023-2029                                                                3,805      3,838
 6.00% 2029                                                                     1,806      1,748     6.71
 6.50% 2025-2028                                                                   968       957
 10.00% 2019                                                                       250       278
 9.50% 2021                                                                        238       251
Fannie Mae:
 7.00% 2026-2031                                                                 1,977     1,989
 6.50% 2016-2031                                                                 1,021     1,019
 7.50% 2031                                                                        922       941     1.23
 6.00% 2013                                                                        725       714
 10.00% 2018                                                                       128       141
Commercial Mortgage-Backed Securities:
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.058% 2025 /4/                                      2,800     2,884
 Series 1999-C1, Class A-2, 7.56% 2031                                           1,500     1,580     1.14
GS Mortgage Securities Corp. II, pass-through
 certificates, Series 1998-C1: /4/
 Class E, 7.45% 2030                                                             1,250     1,191
 Class D, 7.45% 2030                                                             1,000       975      .55
Nomura Asset Securities Corp., Series 1998-D6,                                   1,489     1,512      .39
 Class A-A1, 6.28% 2030
L.A. Arena Funding, LLC, Series 1, Class A,                                      1,300     1,329      .34
 7.656% 2026 /1/
DLJ Mortgage Acceptance Corp.:
 Series 1995-CF2, Class A1B, 6.85% 2027 /1/                                        600       616
 Series 1999-CG1, Class A1B, 6.46% 2009                                            500       498      .29
Morgan Stanley Capital I, Inc., Series 1998-HF2,                                 1,000     1,003      .26
 Class A-2, 6.48% 2030
CS First Boston Mortgage Securities Corp.,                                         949       961      .25
 Series 1998-C1, Class A-1A, 6.26% 2040
Bear Stearns Commercial Mortgage Securities Inc.,                                  750       739      .19
 Series 2001-TOP2, Class A-2, 6.48% 2035
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                  500       539      .14
 Class A-2, 7.95% 2010
GMAC Commercial Mortgage Securities, Inc.,                                          94        96      .02
 Series 1997-C1, Class A1, 6.83% 2003
Agency Collateralized Mortgage Obligations:
Fannie Mae:
 Series 2001-20, Class C, 11.473% 2031                                             708       795
 Series 2001-4, Class GA, 10.02% 2025 /4/                                          413       445      .32
Private Issue Collateralized Mortgage Obligations:
Structured Asset Securities Corp., Series 1998-RF2,                                513       541      .14
 Class A, 8.538% 2027 /1/ /4/
Residential Funding Mortgage Securities I, Inc.,                                   354       363      .09
 Series 2001-S1, Class A-1, 7.00% 2016


ASSET-BACKED OBLIGATIONS  /6/ -  2.27%
Conseco Finance Home Equity Loan Trust:
 Series 1999-G, Class B-2, 10.96% 2029                                           1,750     1,550
 Series 2000-A, Class BV-2, 6.923% 2031 /4/                                      1,000       925
Green Tree Financial Corp., pass-through
 certificates:                                                                                       1.00
 Series 1996-5, Class B-2, 8.45% 2027                                              992       594
 Series 1995-6, Class B-2, 8.00% 2026                                              940       564
 Series 1997-8, Class B-2, 7.75% 2028                                              499       271
ComEd Transitional Funding Trust, Series 1998,                                   2,000     2,023      .52
 Class A-4, 5.39% 2005
Airplanes Pass Through Trust, pass-through                                       1,633     1,555      .40
 certificates, Class 1-C, 8.15% 2019
Residential Funding Mortgage Securities II,                                      1,250     1,233      .31
 Series 2001-HS2, Class A4, 6.43% 2016
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                    151       152      .04
 Class A-6, 6.95% 2015


U.S. TREASURY NOTES & BONDS  -  9.69%
6.875% 2006                                                                      9,000     9,706
8.875% 2017                                                                      6,375     8,368
6.25% 2003                                                                       5,600     5,778
3.375% 2007 /7/                                                                  4,744     4,799
5.50% 2009                                                                       4,500     4,539
10.375% 2009-2012                                                                1,500     1,848     9.69
7.25% 2004                                                                       1,500     1,610
7.50% 2016                                                                       1,000     1,165


NON-U.S. GOVERNMENT OBLIGATIONS  -  2.32%
Deutschland Republic 5.25% 2008                                             Euro 2,400     2,077      .53
Argentina (Republic of):
 Series C, 0% 2001                                                             $ 1,250     1,234
 7.00%/15.50% 2008 /2/ /6/                                                         562       426      .43
United Mexican States Government Eurobonds, Global:
 11.375% 2016                                                                      750       907
 8.625% 2008                                                                       500       520      .37
Panama (Republic of):
 8.875% 2027                                                                     1,000       915
 Interest Reduction Bond 4.50% 2014 /4/                                            250       222      .29
Ontario (Province of) 5.50% 2008                                                 1,000       971      .25
Canadian Government 4.25% 2026 /7/                                            C$ 1,120       821      .21
Brazil (Federal Republic of) 14.50% 2009                                         $ 500       519      .13
Philippines (Republic of) 9.875% 2019                                              500       436      .11


TOTAL BONDS & NOTES (cost: $337,390,000)                                                 324,720    83.24



                                                                            Principal
Stocks (common and preferred)                                            Amount (000)
                                                                            or Number
BANKS  -  1.79%                                                             of Shares
HSBC Capital Funding LP, Series 1, 9.547%
 noncumulative preferred (undated) (United
 Kingdom) /1/ /4/                                                              $ 1,500     1,698      .44
Fuji JGB Investment LLC, Series A, 9.87%                                       $ 1,350     1,276
 noncumulative preferred (undated) (Japan) /1/ /4/
IBJ Preferred Capital Co. LLC, Series A,                                         $ 400       365      .42
 8.79% noncumulative preferred (undated)
 (Japan) /1/ /4/
BNP U.S. Funding LLC, Series A, 7.738%                                         $ 1,175     1,203      .31
 noncumulative preferred (undated) (France) /1/ /4/
SB Treasury Co. LLC, Series A, 9.40%/10.925                                      $ 750       756      .19
 noncumulative preferred (undated) (Japan) /1/ /2/
First Republic Capital Corp., Series A, 10.50%                                     750       675      .17
 preferred /1/
NB Capital Corp. 8.35% exchangeable depositary                                 20,000        517      .13
 shares
BCI U.S. Funding Trust I 8.01% noncumulative                                     $ 500       503      .13
 preferred (undated) /1/ /4/


WIRELESS TELECOMMUNICATION SERVICES  -  0.60%
Dobson Communications Corp.: /8/ /9/
 13.00% senior exchangeable preferred 2009                                       1,137     1,080
 12.25% senior exchangeable preferred,                                             676       622      .44
 redeemable 2008
Nextel Communications, Inc., Series D, 13.00%                                      898       557      .14
 exchangeable preferred, redeemable 2009  /8/ /9/
Leap Wireless International, Inc., warrants,                                     2,300        64      .02
 expire 2010 /1/ /8/
NTELOS, Inc., warrants, expire 2010 /5/ /8/                                      1,250         8      .00
McCaw International, Ltd., warrants, expire                                      2,000         5      .00
 2007  /1/ /5/ /8/


INDUSTRIAL CONGLOMERATES  -  0.40%
Swire Pacific Capital Ltd. 8.84% cumulative                                     65,000     1,576      .40
 guaranteed perpetual capital securities
 (Hong Kong) /1/


COMMUNICATIONS EQUIPMENT  -  0.33%
Crown Castle International Corp. 12.75% senior                                   1,365     1,270      .33
 exchangeable preferred 2010 /8/ /9/


MEDIA  -  0.31%
Cumulus Media Inc. 13.75% preferred 2009  /8/ /9/                                  775       728      .19
Adelphia Communications Corp., Series B, 13.00%                                  5,000       477      .12
 preferred 2009  /8/
NTL Inc., warrants, expire 2008  /1/ /5/ /8/                                       238         1      .00
V2 Music Holdings PLC, warrants, expire 2008                                       575        -        -
 (United Kingdom) /5/ /8/


REAL ESTATE  -  0.22%
ProLogis Trust, Series D, 7.92% preferred                                       36,800       872      .22


AEROSPACE & DEFENSE  -  0.05%
EarthWatch Inc., Series B, 7.00% convertible                                    81,922       187      .05
 preferred 2009  /1/ /5/ /8/ /9/


INTERNET SOFTWARE & SERVICES  -  0.02%
GT Group Telecom Inc., warrants, expire 2010                                     2,000        60      .02
 (Canada) /1/ /5/ /8/


TOTAL STOCKS (cost: $13,575,000)                                                          14,500     3.72



Convertible Debentures                                                      Principal
                                                                               Amount
DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.66%                                (000)
Bell Atlantic Financial Services, Inc. 4.25%                                   $ 1,500     1,470      .38
 2005 /1/
Hellenic Finance SCA 2.00% exchangeable 2005                                     1,273     1,080      .28

INTERNET & CATALOG RETAIL  -  0.47%
Amazon.com, Inc. 6.875% PEACS 2010                                          Euro 4,300     1,851      .47

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.43%
Conexant Systems, Inc. 4.00% 2007                                              $ 1,500       684      .18
Vitesse Semiconductor Corp. 4.00% 2005                                             500       398      .10
TriQuint Semiconductor, Inc. 4.00% 2007                                            500       353      .09
Analog Devices, Inc. 4.75% 2005                                                    270       248      .06

COMMUNICATIONS EQUIPMENT  -  0.40%
Corning Inc. 0% 2015                                                             2,000     1,127      .29
Adaptec, Inc. 4.75% 2004                                                           500       436      .11

COMMERCIAL SERVICES & SUPPLIES  -  0.35%
Waste Management, Inc. 4.00% 2002                                                1,400     1,380      .35

HEALTH CARE PROVIDERS & SERVICES  -  0.23%
Omnicare, Inc. 5.00% 2007                                                        1,000       878      .23

SPECIALTY RETAIL  -  0.14%
Sunglass Hut International Ltd. 5.25% 2003                                         600       558      .14

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.08%
Celestica Inc. 0% 2020                                                             700       306      .08

AUTO COMPONENTS  -  0.05%
Tower Automotive, Inc. 5.00% 2004                                                  225       185      .05

MEDIA  -  0.03%
V2 Music Holdings PLC 6.50% 2012 /1/ /5/                                           478       129      .03


TOTAL CONVERTIBLE DEBENTURES (cost: $13,486,000)                                          11,083     2.84

MISCELLANEOUS  -  0.56%
Other equity securities in initial period of                                               2,166      .56
 acquisition

TOTAL EQUITY SECURITIES (cost: $27,061,000)                                               27,749     7.12



Short-Term Securities                                                       Principal    Market  Percent
                                                                               Amount     Value   of Net
CORPORATE SHORT-TERM NOTES  -  8.54%                                            (000)     (000)   Assets
Texaco Inc. 3.74% due 8/14/01                                                    6,000     5,971     1.53
Equilon Enterprises LLC 3.95% due 7/2/01                                         5,400     5,399     1.39
E.I. du Pont de Nemours and Co. 3.75% due 7/26/01                                4,000     3,989     1.02
Preferred Receivables Funding Corp. 3.70%                                        4,000     3,987     1.02
 due 8/1/01 /1/
USAA Capital Corp. 3.72% due 7/11/01                                             3,800     3,796      .97
H.J. Heinz Co. 3.72% due 7/27/01 /1/                                             3,800     3,789      .97
Boeing Capital Corp. 3.80% due 7/13/01 /1/                                       3,000     2,996      .77
Park Avenue Receivables Corp. 3.68% due                                          2,900     2,893      .74
 7/23/01 /1/
Wal-Mart Stores, Inc. 3.81% due 7/30/01 /1/                                        500       499      .13


TOTAL SHORT-TERM SECURITIES (cost: $33,319,000)                                           33,319     8.54


TOTAL INVESTMENT SECURITIES (cost: $397,770,000)                                         385,788    98.90
Excess of cash and receivables over payables                                               4,286     1.10

NET ASSETS                                                                              $390,074  100.00%

/1/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/2/ Step bond; coupon rate will increase at a
    later date.
/3/ Company not making interest payments;
    bankruptcy proceedings pending.
/4/ Coupon rate may change periodically.
/5/ Valued under procedures established by the
    Board of Trustees.
/6/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities
    are shorter than the stated maturities.
/7/ Index-linked bond whose principal amount moves
    with a government retail price index.
/8/ Non-income-producing security.
/9/ Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements

High Yield Bond Fund
Investments primarily in bonds
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

Corporate Bonds                                                                  72.77%
Equity Securities                                                                13.23%
U.S. Treasury Notes & Bonds                                                       1.72%
Non-U.S. Government Obligations                                                   1.43%
Mortgage-Backed Obligations                                                       0.25%
Cash & Equivalents                                                               10.60%

[end pie chart]

                                                                            Percent of
Largest Holdings                                                            Net Assets

Charter Communications                                                            3.76%
Nextel Communications                                                             3.18
Crown Castle International                                                        2.95
Smurfit-Stone Container                                                           2.90
Dobson Communications                                                             2.75
Deutsche Telekom                                                                  2.22
Fox/Liberty Networks                                                              2.15
U.S. Treasury Notes & Bonds                                                       1.72
Fox Family Worldwide                                                              1.69
SpectraSite Holdings                                                              1.66

Bonds & Notes                                                               Principal   Market  Percent
                                                                               Amount    Value   of Net
MEDIA  -  20.83%                                                                (000)    (000)   Assets
Charter Communications Holdings, LLC:
 0%/9.92% 2011 /1/                                                             $17,250  $11,730
 0%/13.50% 2011 /1/                                                              7,500    4,725
 8.25% 2007                                                                      2,000    1,870
 10.00% 2009                                                                     1,500    1,523
 11.125% 2011                                                                    1,000    1,060
Avalon Cable Holdings LLC 0%/11.875% 2008 /1/                                      500      375   3.76%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 /1/                                                               8,085    7,600
 8.875% 2007                                                                     4,410    4,608     2.15
Fox Family Worldwide, Inc.:
 0%/10.25% 2007 /1/                                                              8,530    7,592
 9.25% 2007                                                                      2,000    2,010     1.69
NTL Inc.: /1/
 0%/10.75% 2008                                                            Pound 5,250    3,486
 0%/9.75% 2008                                                                 $ 3,250    1,446
NTL Communications Corp.:
 Series B, 11.875% 2010                                                          1,900    1,264
 9.875% 2009                                                                  Euro 825      448
Comcast UK Cable Partners Ltd. 11.20% 2007                                     $ 1,250      838
Diamond Cable Communications PLC 11.75% 2005                                     1,000      685     1.44
American Media Operations, Inc. 10.25% 2009                                      7,650    7,880     1.39
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                            6,000    6,195
 8.00% 2008                                                                      1,000    1,040     1.28
ACME Intermediate Holdings, LLC, Series B,                                       8,911    6,048     1.07
 0%/12.00% 2005 /1/
Young Broadcasting Inc.:
 10.00% 2011 /2/                                                                 5,250    5,014
 Series B, 9.00% 2006                                                              500      475      .97
Gray Communications Systems, Inc. 10.625% 2006                                   5,250    5,329      .94
Emmis Communications Corp. 0%/12.50% 2011 /1/ /2/                                9,000    5,130      .90
Telewest Communications PLC:
 0%/11.375% 2010 /1/                                                             4,000    1,980
 9.875% 2010                                                                     2,000    1,690
 11.25% 2008                                                                       500      455      .73
TransWestern Publishing Co. LLC 9.625% 2007                                      3,250    3,274      .58
Antenna TV SA 9.00% 2007                                                         2,750    2,712      .48
Big City Radio, Inc. 11.25% 2005                                                 6,250    2,687      .47
Cablevision Industries Corp. 9.875% 2013                                         2,500    2,625      .46
FrontierVision 11.00% 2006                                                       2,500    2,594      .46
Liberty Media Corp.:
 7.875% 2009                                                                     1,000      956
 8.25% 2030                                                                      1,000      859
 8.50% 2029                                                                        500      448      .40
Telemundo Holdings, Inc., Series A,                                              2,500    2,037      .36
 0%/11.50% 2008 /1/
STC Broadcasting, Inc. 11.00% 2007                                               2,000    1,990      .35
Globo Comunicacoes e Participacoes SA:
 10.50% 2006 /2/                                                                   950      815
 10.50% 2006                                                                       360      309      .20
Carmike Cinemas, Inc., Series B, 9.375% 2009 /3/                                 1,850    1,110      .20
Multicanal Participacoes SA, Series B,                                           1,000      988      .17
 12.625% 2004
United Pan-Europe Communications NV:
 10.875% 2009                                                                    1,275      459
 11.50% 2010                                                                       925      354
 0%/13.75% 2010 /1/                                                              1,000      160      .17
RBS Participacoes SA 11.00% 2007 /2/                                             1,000      842      .15
Sun Media Corp. 9.50% 2007                                                         325      325      .06


WIRELESS TELECOMMUNICATION SERVICES  -  7.58%
Nextel Communications, Inc.: /1/
 0%/10.65% 2007                                                                  6,500    4,420
 0%/9.95% 2008                                                                   3,000    1,920
 0%/9.75% 2007                                                                   2,000    1,300     1.35
Leap Wireless International, Inc.:
 12.50% 2010                                                                     5,000    3,350
 0%/14.50% 2010 /1/                                                              7,325    2,051
Cricket Communications, Inc. 9.438% 2007 /4/                                     1,340      932     1.12
Nextel Partners, Inc.:
 0%/14.00% 2009 /1/                                                              6,390    3,726
 11.00% 2010                                                                     2,523    1,994     1.01
Dobson/Sygnet Communications Co. 12.25% 2008                                     4,500    4,545
American Cellular Corp. 9.50% 2009 /2/                                             500      472      .89
CFW Communications Co. 13.00% 2010                                               6,375    4,654      .82
McCaw International, Ltd. 0%/13.00% 2007 /1/                                     7,000    2,310
Nextel International, Inc. 0%/12.125% 2008 /1/                                   6,000    1,800      .72
Centennial Cellular Corp. 10.75% 2008                                            2,500    2,375      .42
TeleCorp PCS, Inc.:
 10.625% 2010                                                                    2,000    1,860
 0%/11.625% 2009 /1/                                                               500      315      .38
PTC International Finance BV 0%/10.75% 2007 /1/                                  2,000    1,605      .28
AirGate PCS, Inc. 0%/13.50% 2009 /1/                                             2,242    1,300      .23
PageMart Wireless, Inc. 0%/11.25% 2008 /1/                                      17,400      566      .10
Triton PCS, Inc. 9.375% 2011                                                       500      487      .08
Teletrac Holdings, Inc. 9.00% 2004 /2/ /5/ /6/                                     492      394      .07
Telesystem International Wireless Inc.                                           1,700      374      .07
 0%/13.25% 2007 /1/
Cellco Finance NV 15.00% 2005                                                      250      210      .04


HOTELS, RESTAURANTS & LEISURE  -  7.20%
Premier Parks Inc.:
 0%/10.00% 2008 /1/                                                              2,500    2,025
 9.75% 2007                                                                      1,350    1,377
 9.25% 2006                                                                        150      151
Six Flags Entertainment Corp. 8.875% 2006                                        2,250    2,295
Six Flags Inc. 9.50% 2009 /2/                                                    1,875    1,882     1.36
Horseshoe Gaming Holding Corp., Series B,                                        7,000    7,070     1.25
 8.625% 2009
Boyd Gaming Corp.:
 9.25% 2003                                                                      4,000    4,050
 9.50% 2007                                                                      1,750    1,698     1.01
International Game Technology:
 7.875% 2004                                                                     3,300    3,333
 8.375% 2009                                                                       500      510      .68
William Hill Finance PLC 10.625% 2008                                      Pound 2,207    3,352      .59
MGM Mirage Inc. 8.50% 2010                                                     $ 2,000    2,084
Mirage Resorts, Inc.:
 6.75% 2008                                                                        500      474
 6.75% 2007                                                                        500      474      .54
KSL Recreation Group, Inc. 10.25% 2007                                           1,900    1,929      .34
Hollywood Casino Corp. 11.25% 2007                                               1,745    1,850      .33
Harrah's Operating Co., Inc. 7.875% 2005                                         1,775    1,802      .32
Station Casinos, Inc. 8.375% 2008                                                1,500    1,508      .27
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                        750      682      .12
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                        350      318
 6.75% 2008                                                                        300      264      .10
Ameristar Casinos, Inc. 10.75% 2009 /2/                                            500      525      .09
Florida Panthers Holdings, Inc. 9.875% 2009                                        500      512      .09
AMF Bowling Worldwide, Inc.: /3/
 12.25% 2006                                                                     3,251      260
 10.875% 2006                                                                      600       48      .06
Eldorado Resorts LLC 10.50% 2006                                                   300      306      .05


DIVERSIFIED TELECOMMUNICATION SERVICES - 5.47%
VoiceStream Wireless Corp.:
 10.375% 2009                                                                    6,537    7,417
 0%/11.875% 2009 /1/                                                             6,250    5,139     2.22
COLT Telecom Group PLC 0%/12.00% 2006 /1/                                        7,250    6,742     1.19
British Telecommunications PLC 6.875% 2011                                  Euro 3,500    3,003      .53
TELUS Corp.:
 7.50% 2007                                                                    $ 2,250    2,277
 8.00% 2011                                                                        500      510      .49
CenturyTel, Inc., Series H, 8.375% 2010                                          1,750    1,828      .32
France Telecom 7.20% 2006 /2/                                                    1,500    1,545      .27
Adelphia Business Solutions, Inc., Series B,                                     1,500    1,140      .20
 13.00% 2003
Allegiance Telecom, Inc. 0%/11.75% 2008 /1/                                      1,000      590      .11
Global TeleSystems Group, Inc. 9.875% 2005                                       3,600      360      .06
IMPSAT Corp. 12.375% 2008                                                          500      166      .03
NEXTLINK Communications, Inc. 9.625% 2007                                          500      150      .03
Viatel, Inc.: /3/
 11.15% 2008                                                                  DM 6,000       52
 0%/12.50% 2008 /1/                                                             $1,725       39
 0%/12.40% 2008 /1/                                                           DM 1,000        9      .02


CONTAINERS & PACKAGING  -  5.23%
Container Corp. of America:
 9.75% 2003                                                                    $13,500   13,837
 Series B, 10.75% 2002                                                           1,250    1,278
Stone Container Corp. 9.75% 2011 /2/                                             1,250    1,294     2.90
Printpack, Inc. 10.625% 2006                                                     5,508    5,625      .99
Tekni-Plex, Inc., Series B, 12.75% 2010                                          5,125    4,177      .74
Graham Packaging Co. 0%/10.75% 2009 /1/                                          2,800    1,400      .25
Riverwood International Corp. 10.875% 2008                                       1,250    1,206      .21
Packaging Corp. of America, Series B,                                              750      801      .14
 9.625% 2009


COMMUNICATIONS EQUIPMENT  -  4.75%
SpectraSite Holdings, Inc., Series B:
 12.50% 2010                                                                     5,000    4,750
 0%/12.00% 2008 /1/                                                              5,250    2,992
 0%/11.25% 2009 /1/                                                              3,125    1,453
 0%/12.875% 2010 /1/                                                               500      225     1.66
Crown Castle International Corp.:
 0%/11.25% 2011 /1/                                                              6,000    3,960
 0%/10.625% 2007 /1/                                                             3,500    2,765
 10.75% 2011                                                                     1,750    1,732     1.49
SBA Communications Corp.:
 10.25% 2009                                                                     7,250    6,525
 0%/12.00% 2008 /1/                                                                750      585     1.25
American Tower Corp. 9.375% 2009 /2/                                             1,375    1,289      .23
Lucent Technologies Inc. 7.25% 2006                                                500      370      .07
Motorola, Inc.:
 7.50% 2025                                                                        150      127
 6.50% 2028                                                                        100       74
 5.22% 2097                                                                        100       53      .05


COMMERCIAL SERVICES & SUPPLIES  -  3.11%
Allied Waste North America, Inc.:
 10.00% 2009                                                                     7,450    7,655
 8.875% 2008 /2/                                                                   625      639     1.47
Waste Management, Inc.:
 7.70% 2002                                                                      3,000    3,068
 7.10% 2026                                                                      1,500    1,526
 6.375% 2003                                                                       500      503
 7.375% 2010                                                                       500      501      .99
Iron Mountain Inc.:
 10.125% 2006                                                                    1,500    1,586
 8.75% 2009                                                                        350      354      .34
Stericycle, Inc., Series B, 12.375% 2009                                         1,000    1,125      .20
KinderCare Learning Centers, Inc., Series B,                                       650      644      .11
 9.50% 2009
Safety-Kleen Services, Inc. 9.25% 2008 /3/ /6/                                   1,750       17      .00


MULTILINE RETAIL  -  2.17%
J.C. Penney Co., Inc.:
 7.375% 2004                                                                     2,000    1,900
 7.625% 2097                                                                     2,300    1,626
 6.875% 2015                                                                     2,000    1,560
 7.65% 2016                                                                      1,400    1,120
 7.40% 2037                                                                        950      869
 8.25% 2022 /7/                                                                    900      702
 7.375% 2008                                                                       500      445
 7.95% 2017                                                                        500      400
 8.125% 2027                                                                       100       75     1.53
Kmart Corp., pass-through certificates,                                          2,000    1,720
 Series 1995 K-2, 9.78% 2020 /7/
DR Securitized Lease Trust, pass-through                                         1,500    1,260      .53
 certificates, Series 1994 K-2, 9.35% 2019 /7/
Dillard's, Inc. 6.30% 2008                                                         700      606      .11


OIL & GAS  -  2.13%
Clark USA, Inc., Series B, 10.875% 2005                                          4,950    4,059
Clark Oil & Refining Corp. 9.50% 2004                                            1,932    1,777
Clark Refining & Marketing, Inc.:
 8.375% 2007                                                                     1,200      996
 8.625% 2008                                                                       750      622     1.32
Pogo Producing Co.:
 8.75% 2007                                                                      2,500    2,500
 10.375% 2009                                                                    1,250    1,350      .68
Newfield Exploration Co.:
 7.625% 2011                                                                       500      486
 Series B, 7.45% 2007                                                              250      252      .13


FOOD PRODUCTS  -  1.99%
Fage Dairy Industry SA 9.00% 2007                                                9,750    9,214     1.63
Aurora Foods Inc., Series B, 9.875% 2007                                         2,250    2,002      .35
DGS International Finance Co. BV 10.00%                                          1,000       70      .01
 2007 /2/ /3/


ELECTRIC UTILITIES  -  1.61%
Edison International 6.875% 2004                                                 2,750    2,269
Mission Energy Holding Co. 13.50% 2008 /2/                                       2,000    1,985
Edison Mission Energy:
 9.875% 2011                                                                     1,000      917
 7.73% 2009                                                                        950      798     1.05
AES Drax Holdings Ltd., Series A, 10.41%                                         2,500    2,734      .48
 2020 /7/
Israel Electric Corp. Ltd. 7.75% 2027 /2/                                          500      446      .08


METALS & MINING  -  1.38%
Kaiser Aluminum & Chemical Corp.:
 12.75% 2003                                                                     4,100    3,711
 9.875% 2002                                                                     1,250    1,237      .88
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                   2,400    1,890      .33
Doe Run Resources Corp., Series B, 11.25% 2005                                   1,750      527      .09
Oregon Steel Mills, Inc. 11.00% 2003                                               500      470      .08


HOUSEHOLD DURABLES  -  1.23%
Salton/Maxim Housewares, Inc. 10.75% 2005                                        2,775    2,775
Salton, Inc. 12.25% 2008 /2/                                                     1,000    1,040      .68
Boyds Collection, Ltd., Series B, 9.00% 2008                                     3,137    3,129      .55


PAPER & FOREST PRODUCTS  -  1.19%
Georgia-Pacific Corp.:
 8.125% 2011                                                                     2,000    2,003
 8.875% 2031                                                                     1,500    1,501
 7.50% 2006                                                                      1,200    1,203      .83
Advance Agro Capital BV 13.00% 2007                                              2,275    1,155      .21
Indah Kiat Finance Mauritius Ltd.: /3/
 11.875% 2002                                                                    2,300      627
 10.00% 2007                                                                       250       52      .12
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 /3/                                1,300      185      .03


FOOD & DRUG RETAILING  -  1.10%
Rite Aid Corp.:
 7.70% 2027                                                                      2,375    1,769
 6.875% 2013                                                                     2,100    1,596
 6.875% 2028 /2/                                                                 1,775    1,207
 11.25% 2008 /2/                                                                 1,000    1,014
 7.125% 2007                                                                       750      630     1.10


BEVERAGES  -  0.94%
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                                            3,750    3,802
 8.75% 2003                                                                      1,500    1,521      .94


HEALTH CARE PROVIDERS & SERVICES  -  0.83%
Columbia/HCA Healthcare Corp. 6.91% 2005                                         2,750    2,681      .47
Paracelsus Healthcare Corp. 10.00% 2006 /3/                                      5,000    1,650      .29
Integrated Health Services, Inc.: /3/ /6/
 Series A, 9.25% 2008                                                            9,250       92
 Series A, 9.50% 2007                                                            5,325       53
 10.25% 2006 /4/                                                                 5,000       50      .04
Sun Healthcare Group, Inc.:  /3/ /6/
 9.375% 2008 /2/                                                                 8,000       80
 Series B, 9.50% 2007                                                            2,925       29      .02
Mariner Health Group, Inc. 9.50% 2006 /3/ /6/                                    8,100       81      .01


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.67%
Micron Technology, Inc. 6.50% 2005 /2/                                           2,000    1,800      .32
Fairchild Semiconductor Corp. 10.50% 2009                                          975      941      .16
Zilog, Inc. 9.50% 2005                                                           4,450      578      .10
Hyundai Semiconductor America, Inc. 8.625%                                         700      505      .09
 2007 /2/


CONSUMER FINANCE  -  0.49%
Providian Financial Corp. 9.525% 2027 /2/                                        3,500    2,799      .49


TEXTILES & APPAREL  -  0.44%
Levi Strauss & Co.:
 11.625% 2008                                                                    2,025    1,833
 6.80% 2003                                                                        775      686      .44


INTERNET SOFTWARE & SERVICES  -  0.37%
GT Group Telecom Inc., units, 0%/13.25% 2010 /1/                                 6,500    2,081      .37


MACHINERY  -  0.26%
AGCO Corp. 9.50% 2008 /2/                                                        1,500    1,470      .26


MARINE  -  0.26%
International Shipholding Corp., Series B,                                       1,000      940      .17
 7.75% 2007
Teekay Shipping Corp. 8.875% 2011 /2/                                              500      507      .09


AIRLINES  -  0.25%
USAir, Inc., pass-through trust, Series 1993-A3,                                 1,500    1,397      .25
 10.375% 2013 /7/


PERSONAL PRODUCTS  -  0.23%
Playtex Products, Inc. 9.375% 2011 /2/                                           1,000    1,017      .18
Elizabeth Arden, Inc., Series B, 11.75% 2011                                       250      264      .05


CONSTRUCTION & ENGINEERING  -  0.22%
McDermott Inc. 9.375% 2002                                                       1,500    1,245      .22


AEROSPACE & DEFENSE  -  0.19%
Loral Orion Network Systems, Inc. 11.25% 2007                                    2,400    1,056      .19


BANKS - 0.18%
Komercni Finance BV 9.00%/10.75% 2008 /1/ /2/                                    1,000    1,037      .18


SPECIALTY RETAIL  -  0.17%
Office Depot, Inc. 10.00% 2008 /2/                                               1,000      990      .17


ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.13%
Flextronics International Ltd. 8.75% 2007                                          750      729      .13


REAL ESTATE  -  0.13%
FelCor Suites LP 7.375% 2004                                                       750      727      .13


CHEMICALS  -  0.04%
Reliance Industries Ltd. 10.50% 2046 /2/                                           250      226      .04


AUTO COMPONENTS  -  0.00%
Key Plastics Holdings, Inc., Series B, 10.25%                                    3,000       26      .00
 2007 /3/


MORTGAGE-BACKED OBLIGATIONS  -  0.25%
Chase Commercial Mortgage Securities Corp.,                                      1,522    1,406      .25
 Series 1998-2, Class E, 6.39% 2030 /7/


U.S. TREASURY NOTES & BONDS  -  1.72%
6.125% 2007                                                                      9,320    9,773     1.72


NON-U.S. GOVERNMENT OBLIGATIONS -  1.43%
United Mexican States Government Eurobonds,                                      2,510    3,035      .54
 Global, 11.375% 2016
Panama (Republic of):
 Interest Reduction Bond 4.50% 2014 /4/                                          3,000    2,663
 8.875% 2027                                                                       250      229      .51
Argentina (Republic of) 12.25% 2018 /7/                                            912      650      .11
Brazil (Federal Republic of) 14.50% 2009                                           500      519      .09
Philippines (Republic of) 9.875% 2019                                              500      436      .08
Bulgaria (Republic of), Front Loaded Interest                                      445      362      .06
 Reduction Bond, 3.00% 2012 /4/
Turkey (Republic of) 12.375% 2009                                                  250      228      .04


TOTAL BONDS & NOTES (cost: $537,761,000)                                                431,557    76.17


                                                                            Principal
                                                                         Amount (000)   Market  Percent
Stocks (common and preferred)                                               or Number    Value   of Net
                                                                            of Shares    (000)   Assets
WIRELESS TELECOMMUNICATION SERVICES  -  4.01%
Dobson Communications Corp.: /5/ /8/
 12.25% senior exchangeable preferred,                                          10,618    9,769
 redeemable 2008
 13.00% senior exchangeable preferred 2009                                         806      766     1.86
Nextel Communications, Inc.: /5/ /8/
 Series E, 11.25% exchangeable preferred,                                       15,953    8,774
 redeemable 2010
 Series D, 13.00% exchangeable preferred,                                        2,609    1,618     1.83
 redeemable 2009
Price Communications Corp.  /8/                                                 78,238    1,580      .28
Leap Wireless International, Inc., warrants,                                     6,375      178      .03
 expire 2010 /2/ /8/
NTELOS, Inc., warrants, expire 2010 /6/ /8/                                      6,375       42      .01
McCaw International, Ltd., warrants, expire                                      2,500        6      .00
 2007  /2/ /6/ /8/
Comunicacion Celular SA, Class B, warrants,                                      5,000        1      .00
 expire 2003 (Colombia) /2/ /6/ /8/


MEDIA  -  1.97%
Cumulus Media Inc. 13.75% preferred 2009 /5/ /8/                                 4,873    4,581      .81
Adelphia Communications Corp., Series B,                                        30,000    2,865      .51
 13.00% preferred 2009 /8/
Clear Channel Communications, Inc. /8/                                          25,506    1,599      .28
Radio One, Inc., Class D  /8/                                                   34,000      750
Radio One, Inc., Class A  /8/                                                   17,000      391
Radio One, Inc., 6.50% TIDES convertible                                            95      118      .22
 preferred 2005 /2/
ACME Communications, Inc. /8/                                                  106,579      875      .15
NTL Inc., warrants, expire 2008  /2/ /6/ /8/                                     1,425        6      .00
V2 Music Holdings PLC, warrants, expire 2008                                     6,900       -
 (United Kingdom) /2/ /6/ /8/
V2 Music Holdings PLC, warrants, expire                                          1,000       -        -
 2008 /6/ /8/


BANKS  -  1.52%
Fuji JGB Investment LLC, Series A, 9.87%                                        $5,000    4,725      .83
 noncumulative preferred (undated)
 (Japan) /2/ /4/
Chevy Chase Preferred Capital Corp. 10.375%                                     38,200    2,068      .37
First Republic Capital Corp., Series A, 10.50%                                   2,000    1,800      .32
 preferred /2/


COMMUNICATIONS EQUIPMENT  -  1.46%
Crown Castle International Corp. 12.75% senior                                   8,894    8,271     1.46
 exchangeable preferred 2010 /5/ /8/


INDUSTRY CONGLOMERATES  -  0.69%
Swire Pacific Capital Ltd. 8.84% cumulative                                    160,000    3,880      .69
 guaranteed perpetual capital securities
 (Hong Kong) /2/


AEROSPACE & DEFENSE  -  0.40%
EarthWatch Inc., Series B, 7.00% convertible                                   983,060    2,250      .40
 preferred 2009  /2/ /5/ /6/ /8/


MACHINERY  -  0.33%
Cummins Capital Trust I 7.00% QUIPS convertible                                 36,000    1,840      .33
 preferred 2031 /2/ /8/


CONSUMER FINANCE  -  0.05%
Wilshire Financial Services Group Inc. /8/                                     155,212      295      .05


INTERNET SOFTWARE & SERVICES  -  0.03%
GT Group Telecom Inc., warrants, expire 2010                                     6,500      194      .03
 (Canada) /2/ /6/ /8/


DIVERSIFIED TELECOMMUNICATION SERVICES - 0.00%
Viatel, Inc.  /8/                                                               11,371        1      .00
KMC Telecom Holdings, Inc., warrants,                                            9,500       -        -
 expire 2008  /2/ /8/


COMMERCIAL SERVICES & SUPPLIES  -  0.00%
Protection One Alarm Monitoring, Inc., warrants,                                 6,400       -        -
 expire 2005  /2/ /6/ /8/


TEXTILES & APPAREL  -  0.00%
Tultex Corp., warrants, expire 2007 /6/ /8/                                    203,005       -        -


TOTAL STOCKS (cost: $55,910,000)                                                         59,243    10.46


                                                                            Principal
Convertible Debentures                                                         Amount
                                                                                (000)
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.55%
Conexant Systems, Inc. 4.00% 2007                                              $ 3,600    1,642      .29
Vitesse Semiconductor Corp. 4.00% 2005                                             800      637      .11
TriQuint Semiconductor, Inc. 4.00% 2007                                            800      564      .10
Analog Devices, Inc. 4.75% 2005                                                    270      248      .05


INTERNET & CATALOG RETAIL  -  0.48%
Amazon.com, Inc. 6.875% PEACS 2010                                          Euro 6,350    2,733      .48


COMMUNICATIONS EQUIPMENT  -  0.39%
Adaptec, Inc. 4.75% 2004                                                       $ 2,500    2,178      .39


SPECIALTY RETAIL  -  0.35%
Sunglass Hut International Ltd. 5.25% 2003                                       2,125    1,977      .35


MEDIA  -  0.22%
V2 Music Holdings PLC 6.50% 2012 /2/ /6/                                         4,630    1,250      .22


AUTO COMPONENTS  -  0.13%
Tower Automotive, Inc. 5.00% 2004                                                  900      741      .13


DIVERSIFIED TELECOMMUNICATION SERVICES - 0.09%
VersaTel Telecom International NV 4.00% 2005                                Euro 2,100      534      .09
 (Netherlands)


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.05%
Celestica Inc. 0% 2020                                                           $ 700      306      .05


TOTAL CONVERTIBLE DEBENTURES (cost: $18,105,000)                                         12,810     2.26


MISCELLANEOUS  -  0.51%
Other equity securities in initial period                                                 2,888      .51
 of acquisition

TOTAL EQUITY SECURITIES (cost: $74,015,000)                                              74,941    13.23



Short-Term Securities

CORPORATE SHORT-TERM NOTES  -  5.94%
Preferred Receivables Funding Corp. 3.90%-3.93%                                 11,200   11,178     1.97
 due 7/10-7/19/01 /2/
Motiva Enterprises LLC 4.12% due 7/2/01                                          9,100    9,097     1.61
Texaco Inc. 3.74%-3.97% due 7/6-8/14/01                                          7,500    7,474     1.32
Harvard University 4.12% due 7/2/01                                              4,000    3,998      .71
Park Avenue Receivables Corp. 3.80%                                              1,900    1,892      .33
 due 8/9/01 /2/


FEDERAL AGENCY DISCOUNT NOTES  -  3.74%
Federal Home Loan Banks 3.69% due 9/12/01                                       10,000    9,923     1.75
Freddie Mac 3.71%-3.85% due 7/24-9/7/01                                          9,700    9,657     1.71
Fannie Mae 3.74% due 8/16/01                                                     1,600    1,592      .28



TOTAL SHORT-TERM SECURITIES (cost: $54,812,000)                                          54,811     9.68


TOTAL INVESTMENT SECURITIES (cost: $666,588,000)                                        561,309    99.08
Excess of cash and receivables over payables                                              5,237      .92

NET ASSETS                                                                              566,546  100.00%

/1/ Step bond; coupon rate will increase at a
    later date.
/2/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Company not making interest payments;
    bankruptcy proceedings pending.
/4/ Coupon rate may change periodically.
/5/ Payment in kind; the issuer has the option of
    paying additional securities in lieu of cash.
/6/ Valued under procedures established by
    the Board of Trustees.
/7/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities
    are shorter than the stated maturities.
/8/ Non-income-producing security.

See Notes to Financial Statements

U.S. Government/ AAA-Rated Securitites Fund
Investments primarily in bonds
Investment Portfolio, June 30, 2001
(Unaudited)

[begin pie chart]

Agency Pass-Through Obligations                                         25.58%
U.S. Treasury Notes & Bonds                                             25.23%
Asset-Backed Obligations                                                13.30%
Commercial Mortgage-Backed Obligations                                  11.99%
Private Issue Collateralized Mortgage Obligations                        6.88%
Agency Collateralized Mortgage Obligations                               5.17%
Non-Pass-Through Agency Obligations                                      2.60%
Other Bonds                                                              4.34%
Cash & Equivalents                                                       4.91%

[end pie chart]

                                                                        Principal        Market  Percent
Bonds & Notes                                                              Amount         Value   of Net
                                                                            (000)         (000)   Assets
Agency Pass-Through Obligations /1/ - 25.58%
Government National Mortgage Assn.:
 7.00% 2023-2031                                                          $ 15,851       $15,990
 6.50% 2028-2031                                                            14,744        14,583
 8.00% 2023-2030                                                            11,693        12,113
 6.00% 2029                                                                  7,944         7,688
 7.50% 2022-2031                                                             7,027         7,205
 8.50% 2021-2023                                                             3,517         3,675
 10.00% 2019                                                                 1,001         1,111
 9.50% 2020                                                                    698           736  13.64%
Fannie Mae:
 6.50% 2013-2031                                                            18,159        17,959
 7.50% 2031                                                                  7,094         7,238
 7.00% 2026-2031                                                             5,881         5,913
 6.00% 2013-2031                                                             4,870         4,728
 8.00% 2024                                                                  2,874         2,988
 10.00% 2018                                                                 1,280         1,414
 8.50% 2027                                                                  1,328         1,412
 9.00% 2018                                                                    164           176     9.04
Freddie Mac:
 7.20% 2006                                                                  4,432         4,665
 7.00% 2008-2015                                                             2,290         2,338
 6.00% 2014-2029                                                             2,384         2,307
 8.25% 2008-2009                                                             1,454         1,515
 8.00% 2012-2017                                                             1,359         1,406
 8.50% 2018-2027                                                               770           811
 11.00% 2018                                                                   350           392     2.90

U.S. Treasury Notes & Bonds  -  25.23%
8.875% 2017                                                                 31,165        40,909
6.25% 2002-2023                                                             22,500        23,196
5.75% 2010                                                                  13,225        13,531
7.875% 2004-2021                                                            10,100        11,530
3.375% 2007 /2/                                                              9,488         9,598
10.375% 2009                                                                 6,225         7,262
7.25% 2004                                                                   4,240         4,551
4.75% 2004                                                                   2,500         2,514
Strip Principal 0% 2026                                                      7,130         1,570
5.50% 2009                                                                   1,375         1,387
5.25% 2029                                                                     750           686    25.23


Asset-Backed Obligations /1/  -  13.30%
Green Tree Financial Corp.:
 Series 1996-7, Class A-6, 7.65% 2027                                        2,990         3,087
 Series 1997-6, Class A-7, 7.14% 2029                                        2,500         2,569
 Series 1997-6, Class A-6, 6.90% 2029                                        2,500         2,558
 Series 1999-2, Class A-2, 5.84% 2030                                        2,500         2,525
 Series 1999-3, Class A-7, 6.74% 2031                                        2,500         2,431
Conseco Finance Home Equity Loan Trust,                                      2,000         2,098     3.30
 Series 2000-B, Class AF-6, 7.80% 2020
NPF, Inc.: /3/
 XII, Series 1999-2, Class A, 7.05% 2003                                    10,375        10,563
 VI, Series 1999-1, Class A, 6.25% 2003                                      1,000         1,010     2.50
Puerto Rico Public Financing Corp., Series 1999-1,                           4,523         4,500      .97
 Class A, AMBAC Insured, 6.15% 2008
Chase Manhattan Credit Card Master Trust,                                    4,000         4,090      .89
 Series 1997-5, Class A, 6.194% 2005
ComEd Transitional Funding Trust, Series 1998-1:
 Class A-5, 5.44% 2007                                                       1,600         1,603
 Class A-7, 5.74% 2010                                                       1,500         1,461      .66
PP&L Transition Bond Co. LLC, Series 1999-1,                                 2,750         2,879      .62
 Class A-8, 7.15% 2009
Long Beach Auto Receivables Trust, Series 1999-2,                            2,796         2,794      .61
 Class A-1, 6.94% 2007 /3/
Triad Auto Receivables Owner Trust, Series 1999-1,                           2,413         2,456      .53
 Class A-2, FSA Insured, 6.09% 2005
PECO Energy Transition Trust, Series 1999-A,                                 2,000         1,988      .43
 Class A-7, 6.13% 2009
Citibank Credit Card Master Trust I, Series 1998-9,                          1,800         1,807      .39
 Class A, 5.30% 2006
Residential Funding Mortgage Securities II,                                  1,825         1,800      .39
 Series 2001-HS2, Class A4, 6.43% 2016
Illinois Power Special Purpose Trust, Transitional                           1,835         1,777      .39
 Funding Trust Notes, Series 1998-1, Class A-7,
 5.65% 2010
Nissan Auto Receivables Owner Trust, Series 2000-A,                          1,600         1,646      .36
 Class A-3, 7.80% 2003 /3/
Green Tree Recreational, Equipment & Consumer Trust,                         1,500         1,544      .33
 Series 1999-A, Class A-6, 6.84% 2010
GRCT Consumer Loan Trust, Series 2001-1A,                                    1,500         1,496      .32
 Class 2BRV, 6.251% 2020 /3/
Continental Auto Receivables Owner Trust,                                    1,000         1,034      .22
 Series 2000-B, Class A-4, MBIA Insured,
 6.91% 2005 /3/
Coast to Coast Motor Vehicle Owner Trust,                                    1,000         1,030      .22
 Series 2000-A, Class A-4, 7.33% 2006 /3/
Chase Funding Mortgage Loan Asset-Backed                                       800           793      .17
 Certificates, Series 2001-2, Class IA-3,
 5.923% 2016


Commercial Mortgage-Backed Obligations /1/- 11.99%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                                     10,500        10,533
 Series 1998-HF2, Class A-1, 6.01% 2030                                      3,264         3,279
 Series 1999-FNV1, Class A-2, 6.53% 2031                                     3,000         3,005
 Series 1998-WF2, Class A-1, 6.34% 2030                                      2,393         2,433     4.16
Deutsche Mortgage & Asset Receiving Corp.,                                   5,902         5,962     1.29
 Series 1998-C1, Class A-1,  6.22% 2031
Mortgage Capital Funding, Inc., Series 1998-MC1,                             5,039         5,124     1.11
 Class A-1, 6.417% 2030
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                        3,000         2,987
 Series 1998-1, Class A-1, 6.34% 2030                                        1,023         1,043
 Series 2000-1, Class A-1, 7.656% 2032                                         950         1,003     1.09
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                       2,860         2,850
 Series 1995-C3, Class A-3, 7.058% 2025 /4/                                  1,500         1,545
 Series 1995-C3, Class A-2, 6.824% 2025 /4/                                     28            28      .95
Nomura Asset Securities Corp., Series 1998-D6,                               3,723         3,779      .82
 Class A-A1, 6.28% 2030
J.P. Morgan Commercial Mortgage Finance Corp.,                               2,507         2,553      .55
 Series 1995-C1, Class A-2, 7.473% 2010 /4/
CS First Boston Mortgage Securities Corp.,                                   2,316         2,344      .51
 Series 1998-C1, Class A-1A, 6.26% 2040
LB Commercial Mortgage Trust, Series 1998-C1,                                1,362         1,388
 Class A-1, 6.33% 2030
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                              500           539      .42
 Class A-2, 7.95% 2010
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                       1,125         1,129
 Series 1998-C1, Class A-1, 6.23% 2007                                         667           675      .39
DLJ Mortgage Acceptance Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                     1,250         1,233
 Series 1999-CG1, Class A-1B, 6.46% 2009                                       500           498      .37
GMAC Commercial Mortgage Securities, Inc.,                                   1,500         1,531      .33
 Series 1997-C1, Class A-3, 6.869% 2007


Private Issue Collateralized Mortgage
 Obligations /1/ -  6.88%
Structured Asset Securities Corp.: /3/ /4/
 Series 1998-RF1, Class A,  8.656% 2027                                      3,928         4,159
 Series 1998-RF2, Class A, 8.538% 2027                                       2,164         2,283
 Series 1999-RF1, Class A, 7.86% 2028                                        1,950         1,999     1.83
GE Capital Mortgage Services, Inc., Series 1994-15,                          8,000         7,660     1.66
 Class A-10, 6.00% 2009
Security National Mortgage Loan Trust: /3/
 Series 1999-1, Class A-2, 8.353% 2030                                       5,000         5,169
 Series 2000-1, Class A-2, 8.75% 2024                                        1,100         1,141     1.36
Ocwen Residential MBS Corp., Series 1998-R1,                                 5,869         5,499     1.19
 Class AWAC, 5.487% 2040 /3/ /4/
Nationsbanc Montgomery Funding Corp., Series                                 2,181         2,148      .46
  1998-5, Class A-1, 6.00% 2013
First Nationwide Trust, Series 1999-2, Class 1PA-1,                          1,793         1,773      .38
 6.50% 2029


Agency Collaterized Mortgage Obligations /1/- 5.17%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                        6,497         5,952
 Series 1999-T2, Class A-1, 7.50% 2039                                       3,131         3,289
 Series 2001-4, Class NA, 11.669% 2025 /4/                                   2,726         3,057
 Series 2001-4, Class GB, 9.792% 2018 /4/                                    2,635         2,857
 Series 2001-20, Class C, 11.484% 2031 /4/                                   1,841         2,068
 Series 1998-M6, Class A-2, 6.32% 2008                                       1,000         1,011     3.94
Freddie Mac:
 Series 1567, Class A, 4.40% 2023 /4/                                        5,312         4,865
 Series 1507, Class JZ, 7.00% 2023                                             703           692
 Series 83-B, Class B-3, 12.50% 2013                                           135           150     1.23


Non-Pass-Through Agency Obligations  -  2.60%
Fannie Mae:
 6.00% 2008                                                                  6,000         6,039
 6.25% 2029                                                                  1,450         1,388     1.60
Tennessee Valley Authority, Series G, 5.375% 2008                            3,250         3,127      .68
Freddie Mac 5.75% 2008                                                       1,500         1,490      .32


Other Pass-Through Obligations /1/ -  1.81%
Small Business Administration Participation                                  4,575         4,539      .98
 Certificates, Series 2001-20F, Class 1, 6.44% 2021
Rowan Companies, Inc. 5.88% 2012                                             3,900         3,824      .83


Intergovernmental Development Authorities - 1.15%
Inter-American Development Bank 8.875% 2009                                  4,510         5,316     1.15


Aerospace & Defense  -  0.49%
BAE SYSTEMS 2001 Asset Trust Pass-Through Trusts,                            2,250         2,251      .49
 pass-through certificates, Series 2001, Class G,
 MBIA Insured, 6.664% 2013 /3/ /1/


Diversified Financials  -  0.26%
Chilquinta Energia Finance Co. LLC 6.47% 2008 /3/                            1,250         1,229      .26


Non-U.S. Government Bonds  -  0.23%
KfW International Finance Inc. 7.625% 2004                                   1,000         1,061      .23


Municipal Obligations  -  0.23%
Public Building Commission of Chicago, Special                               1,000         1,057      .23
 Obligation Taxable Refunding Bonds, Series 2001,
 7.125% 2010


Airlines  -  0.17%
US Airways, Inc., Pass-Through Trust: /1/
 Series 2000-3G, 7.89% 2020                                                    500           523
 Series 2001-1G, 7.076% 2021                                                   250           248      .17


TOTAL BONDS & NOTES (cost: $435,292,000)                                                 439,961    95.09


Short-Term Securities

Corporate Short-Term Notes  -  2.42%
Motiva Enterprises LLC 4.12% due 7/2/01                                     11,200        11,196     2.42

Federal Agency Discount Notes  -  1.72%
Federal Home Loan Banks 3.69%-3.86% due 7/6-9/12/01                          8,000         7,986     1.72

TOTAL SHORT-TERM SECURITIES (cost: $19,182,000)                                           19,182     4.14

TOTAL INVESTMENT SECURITIES (cost: $454,474,000)                                         459,143    99.23
Excess of cash and receivables over payables                                               3,552      .77

NET ASSETS                                                                              $462,695 100.00%

/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities
    are shorter than the stated maturities.
    with a government
/2/ Index-linked bond whose principal amount moves
    retail price index.
/3/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/4/ Coupon rate may change periodically.

See Notes to Financial Statements

Cash Management Fund
Investments primarily in securities
Investment Portfolio, June 30, 2001
(Unaudited)
                                                                       Principal      Market  Percent
                                                                          Amount       Value   of Net
Short-Term Securities                                                      (000)       (000)   Assets

Corporate Short-Term Notes  -  63.93%
BellSouth Corp. 3.60% due 8/15/01 /1/                                     $ 8,800     $ 8,759    2.93%
Pfizer Inc 3.91% due 7/5/01 /1/                                             8,000       7,996     2.68
Hewlett-Packard Co. 3.73% due 7/11/01 /1/                                   8,000       7,991     2.68
Gannett Co., Inc. 3.88% due 7/13/01 /1/                                     8,000       7,989     2.68
Abbott Laboratories 3.75% due 7/19/01 /1/                                   8,000       7,984     2.68
Park Avenue Receivables Corp. 3.80% due 7/19/01 /1/                         8,000       7,984     2.68
E.I. du Pont de Nemours and Co. 3.75% due 7/26/01                           8,000       7,978     2.68
SBC Communications Inc. 3.72% due 7/27/01 /1/                               8,000       7,978     2.68
Walt Disney Co. 3.71%-3.72% due 7/27/01                                     8,000       7,978     2.68
General Motors Acceptance Corp. 3.84% due 8/1/01                            8,000       7,973     2.67
Tribune Co. 3.60%-3.90% due 7/17-8/21/01 /1/                                7,900       7,878     2.64
Target Corp. 3.93% due 7/9/01                                               7,500       7,493     2.51
Wells Fargo & Co. 3.95% due 7/19/01                                         7,300       7,285     2.44
Preferred Receivables Funding Corp. 3.94%                                   7,000       6,992     2.34
 due 7/10/01 /1/
Corporate Asset Funding Co. Inc. 3.83% due                                  7,000       6,975     2.34
 8/2/01 /1/
USAA Capital Corp. 3.88% due 7/12/01                                        6,800       6,791     2.28
Verizon Network Funding Corp. 3.92% due 7/24/01                             6,600       6,583     2.21
Estee Lauder Companies Inc. 3.96% due 7/6/01 /1/                            6,500       6,496     2.18
Ford Motor Credit Co. 3.97% due 7/9/01                                      6,500       6,493     2.17
American Express Credit Corp. 3.94% due 7/23/01                             6,000       5,985     2.01
Texaco Inc. 3.90% due 7/25/01                                               5,700       5,684     1.90
Wal-Mart Stores, Inc. 3.81% due 7/30/01 /1/                                 5,500       5,483     1.84
Equilon Enterprises LLC 3.85% due 8/3/01                                    5,500       5,480     1.84
E.W. Scripps Co. 3.75% due 8/8/01 /1/                                       4,900       4,880     1.64
H.J. Heinz Co. 3.70% due 7/27/01 /1/                                        4,700       4,687     1.57
United Technologies Corp. 3.68% due 7/20/01 /1/                             4,300       4,291     1.44
International Lease Finance Corp. 3.65%                                     4,300       4,289     1.44
  due 7/25/01
Coca-Cola Co. 3.84% due 8/2/01                                              3,800       3,787     1.27
Harvard University 3.64% due 8/27/01                                        2,500       2,485      .83


Federal Agency Discount Notes  -  36.13%
Freddie Mac 3.64%-3.94% due 7/3-8/14/01                                    42,100      41,996    14.08
Federal Home Loan Banks 3.65%-3.88% due 7/6-8/22/01                        34,400      34,334    11.51
Fannie Mae 3.62%-4.14% due 7/2-8/13/01                                     31,500      31,419    10.54



TOTAL INVESTMENT SECURITIES (cost: $298,396,000)                                      298,396   100.06
Excess of payables over cash and receivables                                              179      .06

NET ASSETS                                                                          $298,217    100.00%

/1/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public may require registration.


See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2001  (Unaudited)
(dollars in thousands, except
  per-share data)                                                                 Global
                                                                Global             Small
                                                                Growth    Capitalization          Growth
                                                                  Fund              Fund             Fund

ASSETS:
Investment securities at market                               $853,556          $439,610       $9,092,359
Cash                                                               441                 9               52
Receivables for-
 Sales of investments                                            2,961             6,104            4,077
 Sales of fund's shares                                            164                 -            3,298
 Open forward currency
  contracts-net                                                      -                 -               -
 Dividends and interest                                            750               373            1,788
                                                               857,872           446,096        9,101,574

LIABILITIES:
Payables for-
 Purchases of investments                                        2,698             5,747           23,401
 Repurchases of fund's shares                                      138             1,655            6,275
 Management services                                               468               283            2,695
 Distribution fees - Class 2                                       123                52              538
 Other expenses                                                    123                20              865
                                                                 3,550             7,757           33,774

NET ASSETS AT
 June 30, 2001
 (Total $25,195,449)                                          $854,322          $438,339       $9,067,800

Investment securities at cost                                 $945,620          $468,572       $7,459,342



Class 1 (unlimited shares authorized):
 Net assets (Total $17,210,431)                               $256,925          $177,518       $6,383,634
 Shares of beneficial interest
  outstanding                                               17,880,624        14,244,105      129,005,994
 Net asset value per share                                      $14.37            $12.46           $49.48


Class 2 (unlimited shares authorized):
 Net assets (Total $7,985,018)                                $597,397          $260,821       $2,684,166
 Shares of beneficial interest
  outstanding                                               41,645,412        20,974,719       54,436,196
 Net asset value per share                                      $14.34            $12.44           $49.31



                                                                                    New            Growth
                                                         International             World           Income
                                                                  Fund              Fund             Fund

ASSETS:
Investment securities at market                             $2,832,472          $161,303       $8,395,827
Cash                                                             1,582               229              167
Receivables for-
 Sales of investments                                           25,831               640           99,765
 Sales of fund's shares                                            126                 -            3,787
 Open forward currency
  contracts-net                                                      -                -                -
 Dividends and interest                                          5,573               722            7,257
                                                             2,865,584           162,894        8,506,803

LIABILITIES:
Payables for-
 Purchases of investments                                       11,824             1,133           16,502
 Repurchases of fund's shares                                    3,112             1,204            4,894
 Management services                                             1,310               112            2,308
 Distribution fees - Class 2                                       131                24              522
 Other expenses                                                    906                31              345
                                                                17,283             2,504           24,571

NET ASSETS AT
 June 30, 2001
 (Total $25,195,449)                                        $2,848,301          $160,390       $8,482,232

Investment securities at cost                               $2,827,345          $171,042       $7,388,952



Class 1 (unlimited shares authorized):
 Net assets (Total $17,210,431)                             $2,196,789           $43,791       $5,895,361
 Shares of beneficial interest
  outstanding                                              165,367,998         4,448,259      182,615,808
 Net asset value per share                                      $13.28             $9.84           $32.28


Class 2 (unlimited shares authorized):
 Net assets (Total $7,985,018)                                $651,512          $116,599       $2,586,871
 Shares of beneficial interest
  outstanding                                               49,157,084        11,866,474       80,339,533
 Net asset value per share                                      $13.25             $9.83           $32.20



                                                                 Asset                         High-Yield
                                                            Allocation              Bond             Bond
                                                                  Fund              Fund             Fund

ASSETS:
Investment securities at market                             $1,624,130          $385,788         $561,309
Cash                                                               132               111               32
Receivables for-
 Sales of investments                                              432               726            1,031
 Sales of fund's shares                                            820               746                -
 Open forward currency
  contracts-net                                                     97                 6               62
 Dividends and interest                                          8,137             5,818            9,585
                                                             1,633,748           393,195          572,019

LIABILITIES:
Payables for-
 Purchases of investments                                        5,296             2,818            4,729
 Repurchases of fund's shares                                    1,150                98              442
 Management services                                               582               152              235
 Distribution fees - Class 2                                       112                45               29
 Other expenses                                                     75                 8               38
                                                                 7,215             3,121            5,473

NET ASSETS AT
 June 30, 2001
 (Total $25,195,449)                                        $1,626,533          $390,074         $566,546

Investment securities at cost                               $1,461,637          $397,770         $666,588



Class 1 (unlimited shares authorized):
 Net assets (Total $17,210,431)                             $1,072,589          $166,509         $426,395
 Shares of beneficial interest
  outstanding                                               74,548,511        16,470,645       37,160,801
 Net asset value per share                                      $14.39            $10.11           $11.47


Class 2 (unlimited shares authorized):
 Net assets (Total $7,985,018)                                $553,944          $223,565         $140,151
 Shares of beneficial interest
  outstanding                                               38,586,603        22,171,610       12,240,843
 Net asset value per share                                      $14.36            $10.08           $11.45


                                                      U.S. Government/
                                                             AAA-Rated              Cash
                                                            Securities        Management
                                                                  Fund              Fund

ASSETS:
Investment securities at market                               $459,143          $298,396
Cash                                                                20               110
Receivables for-
 Sales of investments                                           11,154                -
 Sales of fund's shares                                            100             1,570
 Open forward currency
  contracts-net                                                     -                 -
 Dividends and interest                                          4,288                 1
                                                               474,705           300,077

LIABILITIES:
Payables for-
 Purchases of investments                                       11,411                -
 Repurchases of fund's shares                                      374             1,721
 Management services                                               176               109
 Distribution fees - Class 2                                        19                15
 Other expenses                                                     30                15
                                                                12,010             1,860

NET ASSETS AT
 June 30, 2001
 (Total $25,195,449)                                          $462,695          $298,217

Investment securities at cost                                 $454,474          $298,396



Class 1 (unlimited shares authorized):
 Net assets (Total $17,210,431)                               $366,686          $224,234
 Shares of beneficial interest
  outstanding                                               32,215,588        19,907,786
 Net asset value per share                                      $11.38            $11.26


Class 2 (unlimited shares authorized):
 Net assets (Total $7,985,018)                                 $96,009           $73,983
 Shares of beneficial interest
  outstanding                                                8,455,712         6,583,892
 Net asset value per share                                      $11.35            $11.24


See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the six months ended
June 30, 2001 (Unaudited)

(dollars in thousands)


                                                                                   Global
                                                           Global                   Small
                                                           Growth          Capitalization      Growth
                                                             Fund                    Fund        Fund

INVESTMENT INCOME:
Income:
 Dividends                                                     $   7,441         $   1,132    $   14,989
 Interest                                                          3,073             1,261        20,905
                                                                  10,514             2,393        35,894

Expenses:
 Management services fee                                           2,847             1,668        16,671
 Distribution fees - Class 2                                         723               293         3,037
 Transfer agent fee                                                    2                 1            18
 Reports to shareholders                                              16                 7             1
 Registration statement and
  prospectus                                                           4                 2           211
 Postage, stationery and
  supplies                                                            11                 5           113
 Trustees' fees                                                        5                 2            51
 Auditing and legal fees                                               9                 4            80
 Custodian fee                                                       107                33           173
 Taxes other than federal
  income tax                                                          14                 7           148
 Other expenses                                                        7                 6            22
                                                                   3,745             2,028        20,525
 Net investment income                                             6,769               365        15,369

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                             (12,892)          (40,765)      (62,926)

Net change in unrealized appreciation
 (depreciation) on investments                                   (67,246)           15,226      (802,859)
Net change in unrealized  appreciation
 '(depreciation)on open forward
  currency contracts                                                  -                 -             -
Net unrealized appreciation
 (depreciation)                                                  (67,246)           15,226      (802,859)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                  (80,138)          (25,539)     (865,785)

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $(73,369)         $(25,174)    $(850,416)




                                                                                 New           Growth-
                                                        International          World            Income
                                                                 Fund           Fund              Fund

INVESTMENT INCOME:
Income:
 Dividends                                                    $   31,530          $  1,203     $  53,185
 Interest                                                          8,684             1,820        27,944
                                                                  40,214             3,023        81,129

Expenses:
 Management services fee                                           8,369               655        13,591
 Distribution fees - Class 2                                         766               137         2,798
 Transfer agent fee                                                    6                 -            16
 Reports to shareholders                                              57                 3           156
 Registration statement and
  prospectus                                                          17                 1            41
 Postage, stationery and
  supplies                                                            38                 2           103
 Trustees' fees                                                       17                 1            42
 Auditing and legal fees                                              29                 1            62
 Custodian fee                                                       606                34            89
 Taxes other than federal
  income tax                                                          51                 3           132
 Other expenses                                                       16                 -            25
                                                                   9,972               837        17,055
 Net investment income                                            30,242             2,186        64,074

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              94,711            (5,856)      (11,183)

Net change in unrealized appreciation
 (depreciation) on investments                                  (487,488)            3,755       316,676
Net change in unrealized  appreciation
 '(depreciation)on open forward
  currency contracts                                                (251)               -             -
Net unrealized appreciation
 (depreciation)                                                 (487,739)            3,755       316,676

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                 (393,028)           (2,101)      305,493

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $(362,786)        $      85      $369,567



                                                              Asset                            High-Yield
                                                         Allocation             Bond                 Bond
                                                               Fund             Fund                 Fund

INVESTMENT INCOME:
Income:
 Dividends                                                      $  9,141         $     203    $      552
 Interest                                                         21,562            14,101        28,053
                                                                  30,703            14,304        28,605

Expenses:
 Management services fee                                           3,457               821         1,433
 Distribution fees - Class 2                                         616               226           163
 Transfer agent fee                                                    3                 1             1
 Reports to shareholders                                              31                 7            12
 Registration statement and
  prospectus                                                           8                 1             3
 Postage, stationery and
  supplies                                                            20                 4             7
 Trustees' fees                                                        8                 2             3
 Auditing and legal fees                                              12                 2             4
 Custodian fee                                                        20                 5            10
 Taxes other than federal
  income tax                                                          26                 5            10
 Other expenses                                                        3                 1             2
                                                                   4,204             1,075         1,648
 Net investment income                                            26,499            13,229        26,957

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                                  52            (2,069)      (27,220)

Net change in unrealized appreciation
 (depreciation) on investments                                    (5,431)            4,211        28,346
Net change in unrealized  appreciation
 '(depreciation)on open forward
  currency contracts                                                 242                48           515
Net unrealized appreciation
 (depreciation)                                                   (5,189)            4,259        28,861

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                   (5,137)            2,190         1,641

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $21,362           $15,419      $ 28,598



                                                      U.S. Government/
                                                             AAA-Rated                Cash
                                                            Securities          Management
                                                                  Fund                Fund

INVESTMENT INCOME:
Income:
 Dividends                                                             -                 -
 Interest                                                        $14,274            $7,268
                                                                  14,274             7,268

Expenses:
 Management services fee                                           1,037               643
 Distribution fees - Class 2                                         104                80
 Transfer agent fee                                                    1                 1
 Reports to shareholders                                               9                 6
 Registration statement and
  prospectus                                                           2                 1
 Postage, stationery and
  supplies                                                             6                 4
 Trustees' fees                                                        3                 1
 Auditing and legal fees                                               3                 2
 Custodian fee                                                         5                 4
 Taxes other than federal
  income tax                                                           7                 4
 Other expenses                                                        1                 1
                                                                   1,178               747
 Net investment income                                            13,096             6,521

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                               2,721                 2

Net change in unrealized appreciation
 (depreciation) on investments                                    (3,745)                -
Net change in unrealized  appreciation
 '(depreciation)on open forward
  currency contracts                                                  -                 -
Net unrealized appreciation
 (depreciation)                                                   (3,745)                -

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                   (1,024)                2

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $12,072            $6,523


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
(dollars in thousands)


                                                                                   Global Growth Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                          $    6,769                  $    7,531
Net realized gain (loss) on investments                                           (12,892)                     73,741
Net unrealized appreciation (depreciation)
 on investments                                                                   (67,246)                   (289,529)
 Net increase (decrease) in net assets
  resulting from operations                                                       (73,369)                   (208,257)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                           (2,367)                       (390)
 Class 2                                                                           (4,159)                       (429)
  Total dividends from net investment income                                       (6,526)                       (819)
Distributions from net realized gain on
 investments:
 Class 1                                                                          (22,061)                     (3,671)
 Class 2                                                                          (50,992)                     (4,483)
  Total distributions from net realized gain on
 investments                                                                      (73,053)                     (8,154)
Total dividends and distributions                                                 (79,579)                     (8,973)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                         8,736                     113,932
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  24,428                       4,062
  Cost of shares repurchased                                                      (44,563)                    (43,462)
   Net increase (decrease) from
   Class 1 transactions                                                           (11,399)                     74,532

 Class 2:
  Proceeds from shares sold                                                       181,379                     346,730
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  55,151                       4,911
  Cost of shares repurchased                                                      (97,597)                    (55,234)
  Net increase (decrease) from
   Class 2 transactions                                                           138,933                     296,407
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    127,534                     370,939
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (25,414)                    153,709

NET ASSETS:
Beginning of period                                                               879,736                     726,027
End of period                                                                    $854,322                    $879,736
Undistributed (distributions in excess of)
 net investment income                                                             $6,472                      $6,229

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     515,139                   5,158,485
  Shares issued on reinvestment of dividends
   and distributions                                                            1,711,861                     173,789
  Shares repurchased                                                           (2,744,196)                 (2,208,616)
   Net increase (decrease) in shares outstanding                                 (517,196)                  3,123,658

 Class 2:
  Shares sold                                                                  10,995,262                  16,629,735
  Shares issued on reinvestment of dividends
   and distributions                                                            3,872,934                     210,595
  Shares repurchased                                                           (5,899,002)                 (2,799,233)
   Net increase (decrease) in shares outstanding                                8,969,194                  14,041,097


                                                                             Global Small Capitalization Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                         $       365                 $     1,874
Net realized gain (loss) on investments                                           (40,765)                      9,170
Net unrealized appreciation (depreciation)
 on investments                                                                    15,226                    (122,531)
 Net increase (decrease) in net assets
  resulting from operations                                                       (25,174)                   (111,487)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                           (1,751)                       (740)
 Class 2                                                                           (2,059)                       (417)
  Total dividends from net investment income                                       (3,810)                     (1,157)
Distributions from net realized gain on
 investments:
 Class 1                                                                          (11,177)                     (5,149)
 Class 2                                                                          (16,334)                     (3,034)
  Total distributions from net realized gain on
 investments                                                                      (27,511)                     (8,183)
Total dividends and distributions                                                 (31,321)                     (9,340)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        11,089                     149,476
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  12,928                       5,889
  Cost of shares repurchased                                                      (34,226)                    (55,796)
   Net increase (decrease) from
   Class 1 transactions                                                           (10,209)                     99,569

 Class 2:
  Proceeds from shares sold                                                       117,375                     207,921
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  18,393                       3,451
  Cost of shares repurchased                                                      (78,306)                    (31,335)
  Net increase (decrease) from
   Class 2 transactions                                                            57,462                     180,037
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                     47,253                     279,606
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (9,242)                    158,779

NET ASSETS:
Beginning of period                                                               447,581                     288,802
End of period                                                                    $438,339                   $ 447,581
Undistributed (distributions in excess of)
 net investment income                                                            ($2,849)                       $596

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     819,696                   7,707,493
  Shares issued on reinvestment of dividends
   and distributions                                                            1,093,730                     285,017
  Shares repurchased                                                           (2,615,242)                 (3,294,816)
   Net increase (decrease) in shares outstanding                                 (701,816)                  4,697,694

 Class 2:
  Shares sold                                                                   8,973,924                  11,885,516
  Shares issued on reinvestment of dividends
   and distributions                                                            1,558,729                     167,221
  Shares repurchased                                                           (6,002,626)                 (1,989,270)
   Net increase (decrease) in shares outstanding                                4,530,027                  10,063,467



                                                                                   Growth Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                       $      15,369              $       51,775
Net realized gain (loss) on investments                                           (62,926)                  2,280,646
Net unrealized appreciation (depreciation)
 on investments                                                                  (802,859)                 (1,912,521)
 Net increase (decrease) in net assets
  resulting from operations                                                      (850,416)                    419,900

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (39,229)                       (229)
 Class 2                                                                          (11,788)                          -
  Total dividends from net investment income                                      (51,017)                       (229)
Distributions from net realized gain on
 investments:
 Class 1                                                                       (1,613,349)                    (55,984)
 Class 2                                                                         (674,121)                     (9,478)
  Total distributions from net realized gain on
 investments                                                                   (2,287,470)                    (65,462)
Total dividends and distributions                                              (2,338,487)                    (65,691)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        28,949                     136,930
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                               1,652,578                      56,213
  Cost of shares repurchased                                                     (685,961)                 (1,133,920)
   Net increase (decrease) from
   Class 1 transactions                                                           995,566                    (940,777)

 Class 2:
  Proceeds from shares sold                                                       591,739                   1,270,114
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 685,909                       9,478
  Cost of shares repurchased                                                      (49,055)                    (33,254)
  Net increase (decrease) from
   Class 2 transactions                                                         1,228,593                   1,246,338
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                  2,224,159                     305,561
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (964,744)                    659,770

NET ASSETS:
Beginning of period                                                            10,032,544                   9,372,774
End of period                                                                 $ 9,067,800                 $10,032,544
Undistributed (distributions in excess of)
 net investment income                                                            $14,462                     $50,110

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     415,867                   1,766,766
  Shares issued on reinvestment of dividends
   and distributions                                                           34,385,726                     681,284
  Shares repurchased                                                          (10,221,712)                (14,479,914)
   Net increase (decrease) in shares outstanding                               24,579,881                 (12,031,864)

 Class 2:
  Shares sold                                                                   8,720,742                  16,195,439
  Shares issued on reinvestment of dividends
   and distributions                                                           14,322,585                     115,022
  Shares repurchased                                                             (757,916)                   (435,576)
   Net increase (decrease) in shares outstanding                               22,285,411                  15,874,885


                                                                            International Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                        $     30,242               $      29,554
Net realized gain (loss) on investments                                            94,711                     740,507
Net unrealized appreciation (depreciation)
 on investments                                                                  (487,739)                 (1,717,837)
 Net increase (decrease) in net assets
  resulting from operations                                                      (362,786)                   (947,776)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (23,844)                     (1,756)
 Class 2                                                                           (5,446)                       (164)
  Total dividends from net investment income                                      (29,290)                     (1,920)
Distributions from net realized gain on
 investments:
 Class 1                                                                         (577,689)                    (63,556)
 Class 2                                                                         (164,297)                     (7,353)
  Total distributions from net realized gain on
 investments                                                                     (741,986)                    (70,909)
Total dividends and distributions                                                (771,276)                    (72,829)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        28,458                     102,526
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 601,533                      65,313
  Cost of shares repurchased                                                     (288,083)                   (665,218)
   Net increase (decrease) from
   Class 1 transactions                                                           341,908                    (497,379)

 Class 2:
  Proceeds from shares sold                                                       745,291                     634,250
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 169,743                       7,516
  Cost of shares repurchased                                                     (605,588)                   (296,708)
  Net increase (decrease) from
   Class 2 transactions                                                           309,446                     345,058
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    651,354                    (152,321)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (482,708)                 (1,172,926)

NET ASSETS:
Beginning of period                                                             3,331,009                   4,503,935
End of period                                                                  $2,848,301                 $ 3,331,009
Undistributed (distributions in excess of)
 net investment income                                                            $29,104                     $28,152

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                   1,458,178                   3,908,710
  Shares issued on reinvestment of dividends
   and distributions                                                           45,296,197                   2,252,267
  Shares repurchased                                                          (14,956,577)                (26,408,132)
   Net increase (decrease) in shares outstanding                               31,797,798                 (20,247,155)

 Class 2:
  Shares sold                                                                  39,802,078                  25,500,341
  Shares issued on reinvestment of dividends
   and distributions                                                           12,810,790                     259,730
  Shares repurchased                                                          (31,756,748)                (12,098,031)
   Net increase (decrease) in shares outstanding                               20,856,120                  13,662,040


                                                                                      New World Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                          $    2,186                  $    2,570
Net realized gain (loss) on investments                                            (5,856)                      1,028
Net unrealized appreciation (depreciation)
 on investments                                                                     3,755                     (24,684)
 Net increase (decrease) in net assets
  resulting from operations                                                            85                     (21,086)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                              (80)                       (893)
 Class 2                                                                             (212)                     (1,704)
  Total dividends from net investment income                                         (292)                     (2,597)
Distributions from net realized gain on
 investments:
 Class 1                                                                                -                      (1,186)
 Class 2                                                                                -                      (2,479)
  Total distributions from net realized gain on
 investments                                                                            -                      (3,665)
Total dividends and distributions                                                    (292)                     (6,262)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                         5,417                      33,244
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                      80                       2,079
  Cost of shares repurchased                                                       (7,129)                    (24,819)
   Net increase (decrease) from
   Class 1 transactions                                                            (1,632)                     10,504

 Class 2:
  Proceeds from shares sold                                                        45,792                      87,851
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                     212                       4,183
  Cost of shares repurchased                                                      (30,849)                    (11,531)
  Net increase (decrease) from
   Class 2 transactions                                                            15,155                      80,503
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                     13,523                      91,007
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            13,316                      63,659

NET ASSETS:
Beginning of period                                                               147,074                      83,415
End of period                                                                    $160,390                    $147,074
Undistributed (distributions in excess of)
 net investment income                                                             $1,897                          $3

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     547,679                   2,774,527
  Shares issued on reinvestment of dividends
   and distributions                                                                8,106                     208,400
  Shares repurchased                                                             (725,576)                 (2,208,299)
   Net increase (decrease) in shares outstanding                                 (169,791)                    774,628

 Class 2:
  Shares sold                                                                   4,651,461                   7,689,098
  Shares issued on reinvestment of dividends
   and distributions                                                               21,601                     423,830
  Shares repurchased                                                           (3,131,754)                 (1,033,268)
   Net increase (decrease) in shares outstanding                                1,541,308                   7,079,660


                                                                            Growth-Income Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                        $     64,074                $    163,707
Net realized gain (loss) on investments                                           (11,183)                    868,800
Net unrealized appreciation (depreciation)
 on investments                                                                   316,676                    (423,172)
 Net increase (decrease) in net assets
  resulting from operations                                                       369,567                     609,335

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (117,580)                    (11,797)
 Class 2                                                                          (47,277)                     (2,282)
  Total dividends from net investment income                                     (164,857)                    (14,079)
Distributions from net realized gain on
 investments:
 Class 1                                                                         (609,076)                    (93,236)
 Class 2                                                                         (265,158)                    (19,969)
  Total distributions from net realized gain on
 investments                                                                     (874,234)                   (113,205)
Total dividends and distributions                                              (1,039,091)                   (127,284)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        29,478                      39,402
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 726,656                     105,033
  Cost of shares repurchased                                                     (427,663)                 (1,128,187)
   Net increase (decrease) from
   Class 1 transactions                                                           328,471                    (983,752)

 Class 2:
  Proceeds from shares sold                                                       526,733                     663,328
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 312,435                      22,251
  Cost of shares repurchased                                                       (9,574)                    (24,991)
  Net increase (decrease) from
   Class 2 transactions                                                           829,594                     660,588
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                  1,158,065                    (323,164)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           488,541                     158,887

NET ASSETS:
Beginning of period                                                             7,993,691                   7,834,804
End of period                                                                  $8,482,232                 $ 7,993,691
Undistributed (distributions in excess of)
 net investment income                                                            $62,427                    $163,210

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     819,765                   1,167,777
  Shares issued on reinvestment of dividends
   and distributions                                                           22,814,947                   3,115,789
  Shares repurchased                                                          (11,974,766)                (33,818,023)
   Net increase (decrease) in shares outstanding                               11,659,946                 (29,534,457)

 Class 2:
  Shares sold                                                                  14,655,707                  19,847,387
  Shares issued on reinvestment of dividends
   and distributions                                                            9,837,376                     660,675
  Shares repurchased                                                             (275,021)                   (758,253)
   Net increase (decrease) in shares outstanding                               24,218,062                  19,749,809


                                                                                    Asset Allocation Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                        $     26,499                $     59,418
Net realized gain (loss) on investments                                                52                      97,287
Net unrealized appreciation (depreciation)
 on investments                                                                    (5,189)                    (89,262)
 Net increase (decrease) in net assets
  resulting from operations                                                        21,362                      67,443

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (40,072)                     (4,499)
 Class 2                                                                          (19,597)                     (1,199)
  Total dividends from net investment income                                      (59,669)                     (5,698)
Distributions from net realized gain on
 investments:
 Class 1                                                                          (63,413)                         -
 Class 2                                                                          (32,546)                         -
  Total distributions from net realized gain on
 investments                                                                      (95,959)                          -
Total dividends and distributions                                                (155,628)                     (5,698)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                         8,165                      13,525
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 103,485                       4,499
  Cost of shares repurchased                                                      (87,273)                   (312,661)
   Net increase (decrease) from
   Class 1 transactions                                                            24,377                    (294,637)

 Class 2:
  Proceeds from shares sold                                                        99,832                     125,521
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  52,143                       1,199
  Cost of shares repurchased                                                       (4,714)                    (32,787)
  Net increase (decrease) from
   Class 2 transactions                                                           147,261                      93,933
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    171,638                    (200,704)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            37,372                    (138,959)

NET ASSETS:
Beginning of period                                                             1,589,161                   1,728,120
End of period                                                                  $1,626,533                  $1,589,161
Undistributed (distributions in excess of)
 net investment income                                                            $25,944                     $59,114

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     521,540                     919,045
  Shares issued on reinvestment of dividends
   and distributions                                                            7,221,561                     299,642
  Shares repurchased                                                           (5,517,742)                (20,973,001)
   Net increase (decrease) in shares outstanding                                2,225,359                 (19,754,314)

 Class 2:
  Shares sold                                                                   6,340,169                   8,419,310
  Shares issued on reinvestment of dividends
   and distributions                                                            3,646,392                      79,953
  Shares repurchased                                                             (298,508)                 (2,220,301)
   Net increase (decrease) in shares outstanding                                9,688,053                   6,278,962


                                                                                     Bond Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                           $  13,229                   $  21,278
Net realized gain (loss) on investments                                            (2,069)                     (3,514)
Net unrealized appreciation (depreciation)
 on investments                                                                     4,259                      (4,161)
 Net increase (decrease) in net assets
  resulting from operations                                                        15,419                      13,603

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                           (9,147)                     (1,045)
 Class 2                                                                          (11,820)                       (649)
  Total dividends from net investment income                                      (20,967)                     (1,694)
Distributions from net realized gain on
 investments:
 Class 1                                                                                -                           -
 Class 2                                                                                -                           -
  Total distributions from net realized gain on
 investments                                                                            -                           -
Total dividends and distributions                                                 (20,967)                     (1,694)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        25,277                      14,225
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                   9,147                       1,045
  Cost of shares repurchased                                                      (17,195)                    (40,318)
   Net increase (decrease) from
   Class 1 transactions                                                            17,229                     (25,048)

 Class 2:
  Proceeds from shares sold                                                        75,001                      63,674
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  11,820                         649
  Cost of shares repurchased                                                       (3,153)                    (10,693)
  Net increase (decrease) from
   Class 2 transactions                                                            83,668                      53,630
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    100,897                      28,582
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            95,349                      40,491

NET ASSETS:
Beginning of period                                                               294,725                     254,234
End of period                                                                    $390,074                    $294,725
Undistributed (distributions in excess of)
 net investment income                                                            $12,821                     $20,559

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                   2,400,436                   1,433,257
  Shares issued on reinvestment of dividends
   and distributions                                                              900,275                     106,703
  Shares repurchased                                                           (1,625,608)                 (4,094,386)
   Net increase (decrease) in shares outstanding                                1,675,103                  (2,554,426)

 Class 2:
  Shares sold                                                                   7,120,363                   6,451,792
  Shares issued on reinvestment of dividends
   and distributions                                                            1,165,681                      66,385
  Shares repurchased                                                             (298,662)                 (1,080,320)
   Net increase (decrease) in shares outstanding                                7,987,382                   5,437,857


                                                                               High-Yield Bond Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                           $  26,957                  $   60,194
Net realized gain (loss) on investments                                           (27,220)                      1,684
Net unrealized appreciation (depreciation)
 on investments                                                                    28,861                     (80,221)
 Net increase (decrease) in net assets
  resulting from operations                                                        28,598                     (18,343)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (46,609)                     (4,712)
 Class 2                                                                          (15,011)                       (901)
  Total dividends from net investment income                                      (61,620)                     (5,613)
Distributions from net realized gain on
 investments:
 Class 1                                                                                -                           -
 Class 2                                                                                -                           -
  Total distributions from net realized gain on
 investments                                                                            -                           -
Total dividends and distributions                                                 (61,620)                     (5,613)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        18,835                      20,394
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  46,609                       4,712
  Cost of shares repurchased                                                      (50,664)                   (156,499)
   Net increase (decrease) from
   Class 1 transactions                                                            14,780                    (131,393)

 Class 2:
  Proceeds from shares sold                                                        27,150                      58,966
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  15,011                         901
  Cost of shares repurchased                                                       (9,946)                    (37,271)
  Net increase (decrease) from
   Class 2 transactions                                                            32,215                      22,596
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                     46,995                    (108,797)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            13,973                    (132,753)

NET ASSETS:
Beginning of period                                                               552,573                     685,326
End of period                                                                    $566,546                   $ 552,573
Undistributed (distributions in excess of)
 net investment income                                                            $24,404                     $59,067

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                   1,470,338                   1,621,067
  Shares issued on reinvestment of dividends
   and distributions                                                            4,088,523                     378,124
  Shares repurchased                                                           (3,946,948)                (12,426,861)
   Net increase (decrease) in shares outstanding                                1,611,913                 (10,427,670)

 Class 2:
  Shares sold                                                                   2,112,853                   4,685,330
  Shares issued on reinvestment of dividends
   and distributions                                                            1,319,084                      72,343
  Shares repurchased                                                             (773,404)                 (2,954,426)
   Net increase (decrease) in shares outstanding                                2,658,533                   1,803,247


                                                                     U.S. Government/AAA- Rated Securities Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                           $  13,096                  $   26,126
Net realized gain (loss) on investments                                             2,721                      (4,040)
Net unrealized appreciation (depreciation)
 on investments                                                                    (3,745)                     24,054
 Net increase (decrease) in net assets
  resulting from operations                                                        12,072                      46,140

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (20,961)                     (2,112)
 Class 2                                                                           (5,339)                       (248)
  Total dividends from net investment income                                      (26,300)                     (2,360)
Distributions from net realized gain on
 investments:
 Class 1                                                                                -                          -
 Class 2                                                                                -                          -
  Total distributions from net realized gain on
 investments                                                                            -                           -
Total dividends and distributions                                                 (26,300)                     (2,360)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        29,861                      18,053
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  20,961                       2,112
  Cost of shares repurchased                                                      (34,726)                   (117,154)
   Net increase (decrease) from
   Class 1 transactions                                                            16,096                     (96,989)

 Class 2:
  Proceeds from shares sold                                                        26,461                      28,287
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                   5,339                         248
  Cost of shares repurchased                                                       (2,920)                    (11,933)
  Net increase (decrease) from
   Class 2 transactions                                                            28,880                      16,602
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                     44,976                     (80,387)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            30,748                     (36,607)

NET ASSETS:
Beginning of period                                                               431,947                     468,554
End of period                                                                    $462,695                   $ 431,947
Undistributed (distributions in excess of)
 net investment income                                                            $12,872                     $26,076

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                   2,491,595                   1,640,180
  Shares issued on reinvestment of dividends
   and distributions                                                            1,822,677                     196,819
  Shares repurchased                                                           (2,911,732)                (10,836,246)
   Net increase (decrease) in shares outstanding                                1,402,540                  (8,999,247)

 Class 2:
  Shares sold                                                                   2,217,296                   2,556,428
  Shares issued on reinvestment of dividends
   and distributions                                                              465,508                      23,195
  Shares repurchased                                                             (244,912)                 (1,103,992)
   Net increase (decrease) in shares outstanding                                2,437,892                   1,475,631



                                                                                     Cash Management Fund
                                                                              Six months                   Year ended
                                                                           ended June 30,                December 31,
                                                                                    2001*                       2000
OPERATIONS:
Net investment income                                                         $     6,521                  $   16,407
Net realized gain (loss) on investments                                                 2                          (1)
Net unrealized appreciation (depreciation)
 on investments                                                                         -                           1
 Net increase (decrease) in net assets
  resulting from operations                                                         6,523                      16,407

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (12,736)                     (1,412)
 Class 2                                                                           (3,838)                       (223)
  Total dividends from net investment income                                      (16,574)                     (1,635)
Distributions from net realized gain on
 investments:
 Class 1                                                                                -                          -
 Class 2                                                                                -                          -
  Total distributions from net realized gain on
 investments                                                                            -                           -
Total dividends and distributions                                                 (16,574)                     (1,635)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       141,755                     243,588
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  12,736                       1,412
  Cost of shares repurchased                                                     (133,127)                   (363,939)
   Net increase (decrease) from
   Class 1 transactions                                                            21,364                    (118,939)

 Class 2:
  Proceeds from shares sold                                                        93,937                      76,253
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                   3,838                         223
  Cost of shares repurchased                                                      (70,465)                    (77,614)
  Net increase (decrease) from
   Class 2 transactions                                                            27,310                      (1,138)
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                     48,674                    (120,077)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            38,623                    (105,305)

NET ASSETS:
Beginning of period                                                               259,594                     364,899
End of period                                                                   $ 298,217                   $ 259,594
Undistributed (distributions in excess of)
 net investment income                                                             $6,311                     $16,364

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                  12,030,726                  21,561,453
  Shares issued on reinvestment of dividends
   and distributions                                                            1,131,035                     126,920
  Shares repurchased                                                          (11,318,032)                (32,303,458)
   Net increase (decrease) in shares outstanding                                1,843,729                 (10,615,085)

 Class 2:
  Shares sold                                                                   8,015,603                   6,728,316
  Shares issued on reinvestment of dividends
   and distributions                                                              341,773                      20,032
  Shares repurchased                                                           (6,000,164)                 (6,873,670)
   Net increase (decrease) in shares outstanding                                2,357,212                    (125,322)

* Unaudited.

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 11 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund -high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund in the series offers Class 1 and Class 2 shares. Holders of both classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Only Class 2 shares bear certain distribution expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Forward Currency Contracts - Certain funds may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The funds enter into these contracts to manage their exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The funds' use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The funds record realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses), and realized and unrealized gains and losses are allocated daily between Class 1 and Class 2 shares based on their relative net asset values. Distribution expenses and any other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

Net realized gain of the funds derived in certain countries is subject to certain non-U.S. taxes. The funds provide for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.


3. FEDERAL INCOME TAXATION

The funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all net taxable income and net capital gains for the fiscal year. As regulated investment companies, the funds are not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the funds.

The funds indicated in the following table (page 92) had capital loss carryforwards available at June 30, 2001. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2002, through December 31, 2008, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures for and as of the six months ended June 30, 2001, are as follows:

                                                                                                        (dollars in
                                                                                                         thousands)
                                                    Global         Global Small
                                                    Growth       Capitalization          Growth       International
                                                      Fund                 Fund            Fund                Fund
 For the six months
  ended June 30, 2001:

  Net capital gain (loss)                          $(13,160)            $(57,760)     $  (57,259)         $   89,777
  Net currency gain (loss)                             (167)                 (24)            165               4,684

 As of June 30, 2001 (excluding
  forward currency contracts):

   Unrealized appreciation                          104,075               72,814       2,647,779             530,251
   Unrealized depreciation                          196,139              106,085       1,025,083             525,124
  Net unrealized
   appreciation (depreciation)                      (92,064)             (33,271)      1,622,696               5,127
  Cost of portfolio
   securities                                       945,620              472,881       7,469,663           2,827,345
  Capital loss carryforward                               -                    -               -                   -


                                                       New              Growth-           Asset
                                                     World               Income      Allocation                Bond
                                                      Fund                 Fund            Fund                Fund
 For the six months
  ended June 30, 2001:

  Net capital gain (loss)                          $ (8,124)          $  (11,039)     $      269            $ (1,569)
  Net currency gain (loss)                              (27)                (167)           (184)               (500)

 As of June 30, 2001 (excluding
  forward currency contracts):

   Unrealized appreciation                           11,842            1,563,559         256,026               8,889
   Unrealized depreciation                           21,765              559,173          93,533              21,049
  Net unrealized
   appreciation (depreciation)                       (9,923)           1,004,386         162,493             (12,160)
  Cost of portfolio
   securities                                       171,226            7,391,441       1,461,637             397,948
  Capital loss carryforward                               -                   -               -                4,409


                                                                          U.S.
                                                                    Government/
                                                High-Yield            AAA-Rated            Cash
                                                      Bond          Securities       Management
                                                      Fund                 Fund            Fund
 For the six months
  ended June 30, 2001:

  Net capital gain (loss)                         $ (32,272)            $  2,721        $      1
  Net currency gain (loss)                             (976)                  -               -

 As of June 30, 2001 (excluding
  forward currency contracts):

   Unrealized appreciation                           20,102                7,064               -
   Unrealized depreciation                          125,633                2,395               -
  Net unrealized
   appreciation (depreciation)                     (105,531)               4,669               -
  Cost of portfolio
   securities                                       666,840              454,474         298,396
  Capital loss carryforward                          12,390               23,898               1



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees of $51,192,000 for management services were incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the series are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates that decrease as average net asset levels increase. The range of rates, asset levels, and the current annualized rates of average net assets are as follows:

                                                               Rates            Rates
                                                           Beginning       Decreasing
                                                                with               to
Global Growth                                                  .690 %           .530 %
Global Small Capitalization                                      .800             .740
Growth                                                           .500             .300
International                                                    .690             .450
New World                                                        .850
Growth-Income                                                    .500             .242
Asset Allocation                                                 .500             .320
Bond                                                             .480             .400
High-Yield Bond                                                  .500             .450
U.S. Government/AAA-Rated Securities                             .460             .360
Cash Management                                                  .500             .380



                                                     Net Asset Level (in billions)
                                                               Up to     In excess of
Global Growth                                                   $ .6           $ 1.2
Global Small Capitalization                                        .6              .6
Growth                                                             .6             13.0
International                                                      .5             10.5
New World                                                        all
Growth-Income                                                      .6             10.5
Asset Allocation                                                   .6              2.0
Bond                                                               .6              1.0
High-Yield Bond                                                    .6              1.0
U.S. Government/AAA-Rated Securities                               .6              1.0
Cash Management                                                    .1               .4


                                                    Annualized rates
                                                         for the six
                                                        months ended
                                                       June 30, 2001
Global Growth                                                  .66 %
Global Small Capitalization                                       .80
Growth                                                            .36
International                                                     .55
New World                                                         .85
Growth-Income                                                     .33
Asset Allocation                                                  .43
Bond                                                              .48
High-Yield Bond                                                   .50
U.S. Government/AAA-Rated Securities                              .46
Cash Management                                                   .45


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the six months ended June 30, 2001, distribution expenses under the Plan for the series aggregated $8,943,000. As of June 30, 2001, accrued and unpaid distribution expenses were $1,610,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

TRANSFER AGENT FEE - A fee of $50,000 was incurred during the six months ended June 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the series.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the series, are treated as if invested in shares of American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. As of June 30,2001, the cumulative amount of these liabilities was $881,000. Trustees' fees during the six months ended June 30,2001, were $135,000, comprised of $136,000 in current fees (either paid in cash or deferred), and $1,000, representing the net decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. Officers of the series and certain Trustees are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The following table (page 94) presents additional information for and as of the six months ended June 30, 2001:

                                                                                              (dollars in
                                                                                               thousands)

                                                             Global         Global Small
                                                             Growth       Capitalization           Growth
                                                               Fund                 Fund             Fund
 For the six months
  ended June 30, 2001:
  Purchases of
   investment
   securities /1/                                           $149,056             $175,157       $2,247,347
  Sales of investment
   securities /1/                                            118,637              148,930        1,743,678
  Non-U.S taxes withheld on
   dividend and interest income                                  514                   80              908
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                 (149)                 (10)             178

 Composition of net assets
  as of June 30, 2001:
  Capital paid in on shares of
   beneficial interest                                      $953,586             $529,288       $7,489,062
  Undistributed net investment
   income                                                      6,472               (2,849)          14,462
  Accumulated net realized
   gain (loss)                                               (13,655)             (59,135)         (68,740)
  Net unrealized
   appreciation (depreciation)                               (92,081)             (28,965)       1,633,016
  Net Assets                                                $854,322             $438,339       $9,067,800




                                                                                     New          Growth-
                                                      International                World           Income
                                                               Fund                 Fund             Fund
 For the six months
  ended June 30, 2001:
  Purchases of
   investment
   securities /1/                                         $  511,899             $ 34,757       $1,394,153
  Sales of investment
   securities /1/                                            471,523               19,628        1,314,935
  Non-U.S taxes withheld on
   dividend and interest income                                3,651                  107              595
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                5,379                   (6)            (144)

 Composition of net assets
  as of June 30, 2001:
  Capital paid in on shares of
   beneficial interest                                    $2,721,030             $176,382       $7,429,664
  Undistributed net investment
   income                                                     29,104                1,897           62,427
  Accumulated net realized
   gain (loss)                                                93,248               (8,130)         (16,737)
  Net unrealized
   appreciation (depreciation)                                 4,919               (9,759)       1,006,878
  Net Assets                                              $2,848,301             $160,390       $8,482,232



                                                             Asset                             High-Yield
                                                        Allocation                  Bond             Bond
                                                              Fund                  Fund             Fund
 For the six months
  ended June 30, 2001:
  Purchases of
   investment
   securities /1/                                         $  367,666             $172,594        $ 123,565
  Sales of investment
   securities /1/                                            333,188               84,161          156,623
  Non-U.S taxes withheld on
   dividend and interest income                                  144                   -                 -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                  (43)                 (45)            (310)

 Composition of net assets
  as of June 30, 2001:
  Capital paid in on shares of
   beneficial interest                                    $1,439,088             $395,717        $ 693,099
  Undistributed net investment
   income                                                     25,944               12,821           24,404
  Accumulated net realized
   gain (loss)                                                (1,048)              (6,478)         (45,708)
  Net unrealized
   appreciation (depreciation)                               162,549              (11,986)        (105,249)
  Net Assets                                              $1,626,533             $390,074        $ 566,546




                                                               U.S.
                                                        Government/
                                                          AAA-Rated                 Cash
                                                         Securities           Management
                                                               Fund                 Fund
 For the six months
  ended June 30, 2001:
  Purchases of
   investment
   securities /1/                                           $206,256           $1,529,022
  Sales of investment
   securities /1/                                            173,933            1,496,027
  Non-U.S taxes withheld on
   dividend and interest income                                   -                    -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                   -                     -

 Composition of net assets
  as of June 30, 2001:
  Capital paid in on shares of
   beneficial interest                                      $466,331             $291,905
  Undistributed net investment
   income                                                     12,872                6,311
  Accumulated net realized
   gain (loss)                                               (21,177)                   1
  Net unrealized
   appreciation (depreciation)                                 4,669                   -
  Net Assets                                                $462,695             $298,217



 /1/  Excludes short-term
      securities, except for the
      Cash Management Fund.

Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended June 30, 2001, custodian fees for the series aggregated $1,086,000 which includes $112,000 that was paid by these credits rather than in cash.

At June 30, 2001, the Asset Allocation Fund, the Bond Fund, and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                                      Contract             Contract
                                                                                        Amount               Amount
 Non-U.S. Currency Sale Contracts                                     Fund            Non-U.S.                 U.S.


 Euro, expiring 8/7/01                                    Asset Allocation        EURO1,410,000            $1,254,815
 Euro, expiring 9/13/01                                   Asset Allocation               750,000              631,740
 Euro, expiring 9/17/01                                               Bond               712,000              608,000
 Euro, expiring 8/21-9/28/01                               High-Yield Bond               215,000              190,000
 British pounds, expiring 7/10-9/19/01                     High-Yield Bond      POUNDS2,822,000             4,011,000




                                                                                         U.S.                 U.S.
                                                                                     Valuation            Valuation
                                                                                                         Unrealized
                                                                                                       Appreciation
 Non-U.S. Currency Sale Contracts                                     Fund              Amount       (Depreciation)


 Euro, expiring 8/7/01                                    Asset Allocation            $1,195,369              $59,446
 Euro, expiring 9/13/01                                   Asset Allocation               635,445              (3,705)
 Euro, expiring 9/17/01                                               Bond               603,000                5,000
 Euro, expiring 8/21-9/28/01                               High-Yield Bond               182,000                8,000
 British pounds, expiring 7/10-9/19/01                     High-Yield Bond             3,981,000               30,000


PER-SHARE DATA AND RATIOS
                                                                                           Net gains
                                                                                         (losses) on
                                                             Net asset                    securities
                                                                value,          Net            (both
                                                             beginning   investment     realized and
Period Ended /1/                                             of period       income      unrealized)

Global Growth Fund /3/
 Class 1
6/30/01                                                         $17.25     $.15 /4/      $(1.52) /4/
12/31/00                                                         21.42      .20 /4/       (4.15) /4/
12/31/99                                                         18.99          .01             3.43
11/30/99                                                         13.02          .14             6.39
11/30/98                                                         10.62          .13             2.43
11/30/97                                                         10.00          .06              .59
 Class 2
6/30/01                                                          17.21      .12 /4/       (1.52) /4/
12/31/00                                                         21.41      .15 /4/       (4.13) /4/
12/31/99                                                         18.98          .01             3.42
11/30/99                                                         13.02          .11             6.37
11/30/98                                                         10.61          .10             2.44
11/30/97                                                         10.00          .03              .60
Global Small Capitalization Fund /6/
 Class 1
6/30/01                                                         $14.28     $.02 /4/       $(.86) /4/
12/31/00                                                         17.37      .09 /4/       (2.81) /4/
12/31/99                                                         17.16          -               1.92
11/30/99                                                          9.11          .06             8.20
11/30/98                                                         10.00          .07             (.92)
 Class 2
6/30/01                                                          14.24      .01 /4/        (.85) /4/
12/31/00                                                         17.36      .04 /4/       (2.80) /4/
12/31/99                                                         17.14          -               1.92
11/30/99                                                          9.10          .04             8.19
11/30/98                                                         10.00          .04             (.91)
Growth Fund
 Class 1
6/30/01                                                         $73.51     $.14 /4/      $(6.77) /4/
12/31/00                                                         70.62      .41 /4/         2.97 /4/
12/31/99                                                         72.12          .01             9.64
11/30/99                                                         54.91          .11            25.35
11/30/98                                                         50.12          .19            10.91
11/30/97                                                         43.53          .27             9.61
11/30/96                                                         41.81          .24             5.17
 Class 2
6/30/01                                                          73.28      .05 /4/       (6.73) /4/
12/31/00                                                         70.57      .25 /4/         2.95 /4/
12/31/99                                                         72.04          -               9.63
11/30/99                                                         54.88         (.02)           25.33
11/30/98                                                         50.09          .08            10.90
11/30/97                                                         40.59          .11             9.51
International Fund
 Class 1
6/30/01                                                         $20.59     $.19 /4/      $(2.50) /4/
12/31/00                                                         26.74      .18 /4/       (5.90) /4/
12/31/99                                                         25.08          .01             4.34
11/30/99                                                         16.57          .25             8.87
11/30/98                                                         16.07          .22             2.21
11/30/97                                                         15.53          .25             1.18
11/30/96                                                         13.89          .28             1.96
 Class 2
6/30/01                                                          20.54      .16 /4/       (2.49) /4/
12/31/00                                                         26.73      .13 /4/       (5.89) /4/
12/31/99                                                         25.07          .01             4.33
11/30/99                                                         16.56          .10             8.98
11/30/98                                                         16.06          .20             2.19
11/30/97                                                         15.86          .13              .23
New World Fund /7/
 Class 1
6/30/01                                                         $ 9.85     $.15 /4/       $(.14) /4/
12/31/00                                                         11.77      .24 /4/       (1.70) /4/
12/31/99                                                         10.56          .01             1.25
11/30/99                                                         10.00          .07              .51
 Class 2
6/30/01                                                           9.84      .14 /4/        (.13) /4/
12/31/00                                                         11.77      .20 /4/       (1.69) /4/
12/31/99                                                         10.55          .02             1.25
11/30/99                                                         10.00          .06              .51
Growth-Income Fund
 Class 1
6/30/01                                                         $35.23     $.29 /4/      $(1.29) /4/
12/31/00                                                         33.08      .72 /4/         1.98 /4/
12/31/99                                                         38.70          .06              .88
11/30/99                                                         40.73          .69             3.94
11/30/98                                                         39.97          .67             4.60
11/30/97                                                         35.73          .73             6.78
11/30/96                                                         31.47          .71             5.55
 Class 2
6/30/01                                                          35.13      .25 /4/         1.30 /4/
12/31/00                                                         33.07      .65 /4/         1.96 /4/
12/31/99                                                         38.67          .07              .87
11/30/99                                                         40.70          .59             3.94
11/30/98                                                         39.94          .58             4.60
11/30/97                                                         34.10          .37             5.82
Asset Allocation Fund
 Class 1
6/30/01                                                         $15.71     $.27 /4/       $(.06) /4/
12/31/00                                                         15.07      .56 /4/          .13 /4/
12/31/99                                                         16.03          .05              .15
11/30/99                                                         16.57          .58              .60
11/30/98                                                         16.16          .58             1.27
11/30/97                                                         15.18          .55             1.94
11/30/96                                                         13.77          .53             1.89
 Class 2
6/30/01                                                          15.67      .25 /4/        (.05) /4/
12/31/00                                                         15.06      .53 /4/          .13 /4/
12/31/99                                                         16.02          .05              .14
11/30/99                                                         16.56          .53              .61
11/30/98                                                         16.15          .53             1.28
11/30/97                                                         14.43          .29             1.69
Bond Fund /8/
 Class 1
6/30/01                                                         $10.18     $.42 /4/       $(.10) /4/
12/31/00                                                          9.74      .80 /4/        (.29) /4/
12/31/99                                                          9.86          .07             (.01)
11/30/99                                                         10.37          .73             (.50)
11/30/98                                                         10.62          .67             (.15)
11/30/97                                                         10.31          .63              .30
11/30/96                                                         10.00          .40              .16
 Class 2
6/30/01                                                          10.16      .40 /4/          .09 /4/
12/31/00                                                          9.74      .78 /4/        (.30) /4/
12/31/99                                                          9.85          .06              -
11/30/99                                                         10.36          .67             (.47)
11/30/98                                                         10.61          .65             (.15)
11/30/97                                                         10.11          .35              .46
High-Yield Bond Fund
 Class 1
6/30/01                                                         $12.25     $.60 /4/         $.03 /4/
12/31/00                                                         12.75     1.24 /4/       (1.63) /4/
12/31/99                                                         12.81          .11              .12
11/30/99                                                         13.77         1.26             (.72)
11/30/98                                                         14.96         1.26            (1.04)
11/30/97                                                         14.51         1.29              .43
11/30/96                                                         13.99         1.28              .54
 Class 2
6/30/01                                                          12.22      .58 /4/          .03 /4/
12/31/00                                                         12.75     1.22 /4/       (1.64) /4/
12/31/99                                                         12.80          .11              .12
11/30/99                                                         13.76         1.18             (.67)
11/30/98                                                         14.95         1.25            (1.06)
11/30/97                                                         14.28          .69              .61
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
6/30/01                                                         $11.73     $.35 /4/       $(.01) /4/
12/31/00                                                         10.56      .68 /4/          .55 /4/
12/31/99                                                         10.78          .06             (.10)
11/30/99                                                         11.43          .69             (.67)
11/30/98                                                         11.18          .68              .26
11/30/97                                                         11.29          .76             (.07)
11/30/96                                                         11.52          .83             (.24)
 Class 2
6/30/01                                                          11.70      .33 /4/        (.01) /4/
12/31/00                                                         10.56      .65 /4/          .55 /4/
12/31/99                                                         10.78          .05             (.10)
11/30/99                                                         11.42          .65             (.64)
11/30/98                                                         11.17          .68              .24
11/30/97                                                         10.83          .38              .33
Cash Management Fund
 Class 1
6/30/01                                                         $11.65     $.27 /4/              -
12/31/00                                                         11.05      .65 /4/       $(.01) /4/
12/31/99                                                         11.13          .05              -
11/30/99                                                         11.13          .49              .02
11/30/98                                                         11.13          .57             (.01)
11/30/97                                                         11.12          .57             (.01)
11/30/96                                                         11.11          .54              .01
 Class 2
6/30/01                                                          11.62      .25 /4/          .01 /4/
12/31/00                                                         11.04      .63 /4/          .01 /4/
12/31/99                                                         11.12          .05              -
11/30/99                                                         11.12          .48              -
11/30/98                                                         11.12          .55             (.02)
11/30/97                                                         11.07          .28              .03



                                                                 Total    Dividends
                                                                  from    (from net    Distributions
                                                            investment   investment    (from capital
Period Ended /1/                                            operations      income)           gains)

Global Growth Fund /3/
 Class 1
6/30/01                                                         $(1.37)       $(.15)          $(1.36)
12/31/00                                                         (3.95)        (.02)            (.20)
12/31/99                                                          3.44         (.11)            (.90)
11/30/99                                                          6.53         (.12)            (.44)
11/30/98                                                          2.56         (.14)            (.02)
11/30/97                                                           .65         (.03)             -
 Class 2
6/30/01                                                          (1.40)        (.11)           (1.36)
12/31/00                                                         (3.98)        (.02)            (.20)
12/31/99                                                          3.43         (.10)            (.90)
11/30/99                                                          6.48         (.08)            (.44)
11/30/98                                                          2.54         (.11)            (.02)
11/30/97                                                           .63         (.02)             -
Global Small Capitalization Fund /6/
 Class 1
6/30/01                                                          $(.84)       $(.13)          $ (.85)
12/31/00                                                         (2.72)        (.05)            (.32)
12/31/99                                                          1.92         (.01)           (1.70)
11/30/99                                                          8.26         (.08)            (.13)
11/30/98                                                          (.85)        (.04)             -
 Class 2
6/30/01                                                           (.84)        (.11)            (.85)
12/31/00                                                         (2.76)        (.04)            (.32)
12/31/99                                                          1.92          -              (1.70)
11/30/99                                                          8.23         (.06)            (.13)
11/30/98                                                          (.87)        (.03)             -
Growth Fund
 Class 1
6/30/01                                                        $ (6.63)       $(.41)         $(16.99)
12/31/00                                                          3.38          -               (.49)
12/31/99                                                          9.65         (.05)          (11.10)
11/30/99                                                         25.46         (.14)           (8.11)
11/30/98                                                         11.10         (.17)           (6.14)
11/30/97                                                          9.88         (.27)           (3.02)
11/30/96                                                          5.41         (.29)           (3.40)
 Class 2
6/30/01                                                          (6.68)        (.30)          (16.99)
12/31/00                                                          3.20          -               (.49)
12/31/99                                                          9.63          -             (11.10)
11/30/99                                                         25.31         (.04)           (8.11)
11/30/98                                                         10.98         (.05)           (6.14)
11/30/97                                                          9.62         (.12)             -
International Fund
 Class 1
6/30/01                                                         $(2.31)       $(.20)          $(4.80)
12/31/00                                                         (5.72)        (.01)            (.42)
12/31/99                                                          4.35         (.10)           (2.59)
11/30/99                                                          9.12         (.30)            (.31)
11/30/98                                                          2.43         (.28)           (1.65)
11/30/97                                                          1.43         (.27)            (.62)
11/30/96                                                          2.24         (.31)            (.29)
 Class 2
6/30/01                                                          (2.33)        (.16)           (4.80)
12/31/00                                                         (5.76)        (.01)            (.42)
12/31/99                                                          4.34         (.09)           (2.59)
11/30/99                                                          9.08         (.26)            (.31)
11/30/98                                                          2.39         (.24)           (1.65)
11/30/97                                                           .36         (.16)             -
New World Fund /7/
 Class 1
6/30/01                                                          $ .01        $(.02)             -
12/31/00                                                         (1.46)        (.20)           $(.26)
12/31/99                                                          1.26         (.04)            (.01)
11/30/99                                                           .58         (.02)             -
 Class 2
6/30/01                                                            .01         (.02)             -
12/31/00                                                         (1.49)        (.18)            (.26)
12/31/99                                                          1.27         (.04)            (.01)
11/30/99                                                           .57         (.02)             -
Growth-Income Fund
 Class 1
6/30/01                                                          $1.58        $(.73)          $(3.80)
12/31/00                                                          2.70         (.06)            (.49)
12/31/99                                                           .94         (.18)           (6.38)
11/30/99                                                          4.63         (.66)           (6.00)
11/30/98                                                          5.27         (.68)           (3.83)
11/30/97                                                          7.51         (.72)           (2.55)
11/30/96                                                          6.26         (.74)           (1.26)
 Class 2
6/30/01                                                           1.55         (.68)           (3.80)
12/31/00                                                          2.61         (.06)            (.49)
12/31/99                                                           .94         (.16)           (6.38)
11/30/99                                                          4.53         (.56)           (6.00)
11/30/98                                                          5.18         (.59)           (3.83)
11/30/97                                                          6.19         (.35)             -
Asset Allocation Fund
 Class 1
6/30/01                                                          $ .21        $(.59)          $ (.94)
12/31/00                                                           .69         (.05)             -
12/31/99                                                           .20         (.14)           (1.02)
11/30/99                                                          1.18         (.57)           (1.15)
11/30/98                                                          1.85         (.57)            (.87)
11/30/97                                                          2.49         (.54)            (.97)
11/30/96                                                          2.42         (.53)            (.48)
 Class 2
6/30/01                                                            .20         (.57)            (.94)
12/31/00                                                           .66         (.05)             -
12/31/99                                                           .19         (.13)           (1.02)
11/30/99                                                          1.14         (.53)           (1.15)
11/30/98                                                          1.81         (.53)            (.87)
11/30/97                                                          1.98         (.26)             -
Bond Fund /8/
 Class 1
6/30/01                                                           $.52        $(.59)             -
12/31/00                                                           .51         (.07)             -
12/31/99                                                           .06         (.18)             -
11/30/99                                                           .23         (.69)           $(.05)
11/30/98                                                           .52         (.65)            (.12)
11/30/97                                                           .93         (.62)             -
11/30/96                                                           .56         (.25)             -
 Class 2
6/30/01                                                            .49         (.57)             -
12/31/00                                                           .48         (.06)             -
12/31/99                                                           .06         (.17)             -
11/30/99                                                           .20         (.66)            (.05)
11/30/98                                                           .50         (.63)            (.12)
11/30/97                                                           .81         (.31)             -
High-Yield Bond Fund
 Class 1
6/30/01                                                          $ .63       $(1.41)             -
12/31/00                                                          (.39)        (.11)             -
12/31/99                                                           .23         (.29)             -
11/30/99                                                           .54        (1.31)           $(.19)
11/30/98                                                           .22        (1.25)            (.16)
11/30/97                                                          1.72        (1.27)             -
11/30/96                                                          1.82        (1.30)             -
 Class 2
6/30/01                                                            .61        (1.38)             -
12/31/00                                                          (.42)        (.11)             -
12/31/99                                                           .23         (.28)             -
11/30/99                                                           .51        (1.28)            (.19)
11/30/98                                                           .19        (1.22)            (.16)
11/30/97                                                          1.30         (.63)             -
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
6/30/01                                                          $ .34        $(.69)             -
12/31/00                                                          1.23         (.06)             -
12/31/99                                                          (.04)        (.18)             -
11/30/99                                                           .02         (.67)             -
11/30/98                                                           .94         (.69)             -
11/30/97                                                           .69         (.80)             -
11/30/96                                                           .59         (.82)             -
 Class 2
6/30/01                                                            .32         (.67)             -
12/31/00                                                          1.20         (.06)             -
12/31/99                                                          (.05)        (.17)             -
11/30/99                                                           .01         (.65)             -
11/30/98                                                           .92         (.67)             -
11/30/97                                                           .71         (.37)             -
Cash Management Fund
 Class 1
6/30/01                                                           $.27        $(.66)             -
12/31/00                                                           .66         (.06)             -
12/31/99                                                           .05         (.13)             -
11/30/99                                                           .51         (.51)             -
11/30/98                                                           .56         (.56)             -
11/30/97                                                           .56         (.55)             -
11/30/96                                                           .55         (.54)             -
 Class 2
6/30/01                                                            .26         (.64)             -
12/31/00                                                           .64         (.06)             -
12/31/99                                                           .05         (.13)             -
11/30/99                                                           .48         (.48)             -
11/30/98                                                           .53         (.53)             -
11/30/97                                                           .31         (.26)             -


                                                                          Net asset
                                                                             value,
                                                                 Total       end of            Total
Period Ended /1/                                         distributions       period           return

Global Growth Fund /3/
 Class 1
6/30/01                                                         $(1.51)      $14.37          (7.90)%
12/31/00                                                          (.22)       17.25           (18.71)
12/31/99                                                         (1.01)       21.42           18.53
11/30/99                                                          (.56)       18.99           51.89
11/30/98                                                          (.16)       13.02           24.26
11/30/97                                                          (.03)       10.62            6.45
 Class 2
6/30/01                                                          (1.47)       14.34            (8.06)
12/31/00                                                          (.22)       17.21           (18.87)
12/31/99                                                         (1.00)       21.41           18.47
11/30/99                                                          (.52)       18.98           51.45
11/30/98                                                          (.13)       13.02           24.06
11/30/97                                                          (.02)       10.61            6.28
Global Small Capitalization Fund /6/
 Class 1
6/30/01                                                         $ (.98)      $12.46          (5.50)%
12/31/00                                                          (.37)       14.28           (16.33)
12/31/99                                                         (1.71)       17.37           11.70
11/30/99                                                          (.21)       17.16           92.15
11/30/98                                                          (.04)        9.11           (8.31)
 Class 2
6/30/01                                                           (.96)       12.44            (5.64)
12/31/00                                                          (.36)       14.24           (16.53)
12/31/99                                                         (1.70)       17.36           11.69
11/30/99                                                          (.19)       17.14           91.86
11/30/98                                                          (.03)        9.10           (8.49)
Growth Fund
 Class 1
6/30/01                                                        $(17.40)      $49.48          (8.34)%
12/31/00                                                          (.49)       73.51            4.73
12/31/99                                                        (11.15)       70.62           14.45
11/30/99                                                         (8.25)       72.12           52.55
11/30/98                                                         (6.31)       54.91           25.27
11/30/97                                                         (3.29)       50.12           24.57
11/30/96                                                         (3.69)       43.53           14.32
 Class 2
6/30/01                                                         (17.29)       49.31            (8.44)
12/31/00                                                          (.49)       73.28            4.47
12/31/99                                                        (11.10)       70.57           14.44
11/30/99                                                         (8.15)       72.04           52.22
11/30/98                                                         (6.19)       54.88           24.97
11/30/97                                                          (.12)       50.09           23.73
International Fund
 Class 1
6/30/01                                                         $(5.00)      $13.28         (11.24)%
12/31/00                                                          (.43)       20.59           (21.85)
12/31/99                                                         (2.69)       26.74           18.18
11/30/99                                                          (.61)       25.08           56.48
11/30/98                                                         (1.93)       16.57           16.94
11/30/97                                                          (.89)       16.07            9.52
11/30/96                                                          (.60)       15.53           16.66
 Class 2
6/30/01                                                          (4.96)       13.25           (11.32)
12/31/00                                                          (.43)       20.54           (22.06)
12/31/99                                                         (2.68)       26.73           18.16
11/30/99                                                          (.57)       25.07           56.16
11/30/98                                                         (1.89)       16.56           16.63
11/30/97                                                          (.16)       16.06            2.20
New World Fund /7/
 Class 1
6/30/01                                                          $(.02)      $ 9.84             .08%
12/31/00                                                          (.46)        9.85           (12.43)
12/31/99                                                          (.05)       11.77           11.88
11/30/99                                                          (.02)       10.56            5.87
 Class 2
6/30/01                                                           (.02)        9.83             .08
12/31/00                                                          (.44)        9.84           (12.70)
12/31/99                                                          (.05)       11.77           11.87
11/30/99                                                          (.02)       10.55            5.71
Growth-Income Fund
 Class 1
6/30/01                                                         $(4.53)      $32.28            4.66%
12/31/00                                                          (.55)       35.23            8.24
12/31/99                                                         (6.56)       33.08            3.21
11/30/99                                                         (6.66)       38.70           12.86
11/30/98                                                         (4.51)       40.73           14.77
11/30/97                                                         (3.27)       39.97           22.92
11/30/96                                                         (2.00)       35.73           21.02
 Class 2
6/30/01                                                          (4.48)       32.20            4.57
12/31/00                                                          (.55)       35.13            7.95
12/31/99                                                         (6.54)       33.07            3.19
11/30/99                                                         (6.56)       38.67           12.59
11/30/98                                                         (4.42)       40.70           14.49
11/30/97                                                          (.35)       39.94           18.18
Asset Allocation Fund
 Class 1
6/30/01                                                         $(1.53)      $14.39            1.40%
12/31/00                                                          (.05)       15.71            4.61
12/31/99                                                         (1.16)       15.07            1.45
11/30/99                                                         (1.72)       16.03            7.65
11/30/98                                                         (1.44)       16.57           12.32
11/30/97                                                         (1.51)       16.16           17.90
11/30/96                                                         (1.01)       15.18           18.65
 Class 2
6/30/01                                                          (1.51)       14.36            1.22
12/31/00                                                          (.05)       15.67            4.40
12/31/99                                                         (1.15)       15.06            1.42
11/30/99                                                         (1.68)       16.02            7.39
11/30/98                                                         (1.40)       16.56           12.05
11/30/97                                                          (.26)       16.15           13.80
Bond Fund /8/
 Class 1
6/30/01                                                          $(.59)      $10.11            5.05%
12/31/00                                                          (.07)       10.18            5.22
12/31/99                                                          (.18)        9.74             .61
11/30/99                                                          (.74)        9.86            2.33
11/30/98                                                          (.77)       10.37            5.12
11/30/97                                                          (.62)       10.62            9.36
11/30/96                                                          (.25)       10.31            5.74
 Class 2
6/30/01                                                           (.57)       10.08            4.82
12/31/00                                                          (.06)       10.16            4.99
12/31/99                                                          (.17)        9.74             .59
11/30/99                                                          (.71)        9.85            2.07
11/30/98                                                          (.75)       10.36            4.85
11/30/97                                                          (.31)       10.61            8.09
High-Yield Bond Fund
 Class 1
6/30/01                                                         $(1.41)      $11.47            5.17%
12/31/00                                                          (.11)       12.25           (3.06)
12/31/99                                                          (.29)       12.75            1.83
11/30/99                                                         (1.50)       12.81            4.22
11/30/98                                                         (1.41)       13.77            1.44
11/30/97                                                         (1.27)       14.96           12.45
11/30/96                                                         (1.30)       14.51           13.75
 Class 2
6/30/01                                                          (1.38)       11.45            5.07
12/31/00                                                          (.11)       12.22           (3.31)
12/31/99                                                          (.28)       12.75            1.81
11/30/99                                                         (1.47)       12.80            3.96
11/30/98                                                         (1.38)       13.76            1.18
11/30/97                                                          (.63)       14.95            9.20
U.S. Government/AAA-Rated Securities Fund
 Class 1
6/30/01                                                          $(.69)      $11.38            2.81%
12/31/00                                                          (.06)       11.73           11.69
12/31/99                                                          (.18)       10.56            (.41)
11/30/99                                                          (.67)       10.78             .24
11/30/98                                                          (.69)       11.43            8.72
11/30/97                                                          (.80)       11.18            6.49
11/30/96                                                          (.82)       11.29            5.49
 Class 2
6/30/01                                                           (.67)       11.35            2.68
12/31/00                                                          (.06)       11.70           11.38
12/31/99                                                          (.17)       10.56            (.43)
11/30/99                                                          (.65)       10.78             .08
11/30/98                                                          (.67)       11.42            8.46
11/30/97                                                          (.37)       11.17            6.65
Cash Management Fund
 Class 1
6/30/01                                                          $(.66)      $11.26            2.30%
12/31/00                                                          (.06)       11.65            6.04
12/31/99                                                          (.13)       11.05             .46
11/30/99                                                          (.51)       11.13            4.73
11/30/98                                                          (.56)       11.13            5.17
11/30/97                                                          (.55)       11.13            5.21
11/30/96                                                          (.54)       11.12            5.09
 Class 2
6/30/01                                                           (.64)       11.24            2.24
12/31/00                                                          (.06)       11.62            5.83
12/31/99                                                          (.13)       11.04             .43
11/30/99                                                          (.48)       11.12            4.47
11/30/98                                                          (.53)       11.12            4.92
11/30/97                                                          (.26)       11.12            2.87



                                                                                               Ratio
                                                           Net assets,     Ratio of           of net
                                                                end of     expenses        income to
                                                            period (in   to average          average
Period Ended /1/                                             millions)   net assets       net assets

Global Growth Fund /3/
 Class 1
6/30/01                                                           $257     .70% /5/        1.78% /5/
12/31/00                                                           317           .70              .97
12/31/99                                                           327           .06              .06
11/30/99                                                           272           .72             1.01
11/30/98                                                           132           .75             1.14
11/30/97                                                            80           .44              .80
 Class 2
6/30/01                                                            597      .95 /5/         1.46 /5/
12/31/00                                                           562           .95              .73
12/31/99                                                           399           .08              .04
11/30/99                                                           316           .96              .77
11/30/98                                                           124          1.00              .87
11/30/97                                                            46           .57              .56
Global Small Capitalization Fund /6/
 Class 1
6/30/01                                                           $177     .83% /5/         .31% /5/
12/31/00                                                           213           .86              .52
12/31/99                                                           178           .07               -
11/30/99                                                           150           .82              .53
11/30/98                                                            55           .51              .86
 Class 2
6/30/01                                                            261     1.08 /5/          .07 /5/
12/31/00                                                           234          1.11              .25
12/31/99                                                           111           .09               -
11/30/99                                                            88          1.06              .25
11/30/98                                                            17           .64              .63
Growth Fund
 Class 1
6/30/01                                                         $6,384     .38% /5/         .40% /5/
12/31/00                                                         7,677           .38              .53
12/31/99                                                         8,224           .03              .01
11/30/99                                                         7,270           .39              .19
11/30/98                                                         5,313           .41              .38
11/30/97                                                         4,671           .42              .59
11/30/96                                                         3,860           .44              .61
 Class 2
6/30/01                                                          2,684      .63 /5/          .14 /5/
12/31/00                                                         2,356           .63              .33
12/31/99                                                         1,149           .05               -
11/30/99                                                           937           .64               -
11/30/98                                                           310           .66              .15
11/30/97                                                            75           .37              .08
International Fund
 Class 1
6/30/01                                                         $2,197     .60% /5/        2.03% /5/
12/31/00                                                         2,750           .59              .72
12/31/99                                                         4,113           .05              .03
11/30/99                                                         3,526           .61             1.18
11/30/98                                                         2,593           .66             1.36
11/30/97                                                         2,612           .67             1.56
11/30/96                                                         2,370           .69             1.99
 Class 2
6/30/01                                                            652      .85 /5/         1.76 /5/
12/31/00                                                           581           .84              .50
12/31/99                                                           391           .07              .01
11/30/99                                                           311           .85              .84
11/30/98                                                           126           .91             1.03
11/30/97                                                            48           .53              .34
New World Fund /7/
 Class 1
6/30/01                                                           $ 44     .91% /5/        2.99% /5/
12/31/00                                                            45           .92             2.14
12/31/99                                                            45           .08              .18
11/30/99                                                            37           .43             1.02
 Class 2
6/30/01                                                            116     1.16 /5/         2.78 /5/
12/31/00                                                           102          1.17             1.83
12/31/99                                                            38           .10              .16
11/30/99                                                            28           .57              .95
Growth-Income Fund
 Class 1
6/30/01                                                         $5,895     .35% /5/        1.64% /5/
12/31/00                                                         6,022           .35             2.16
12/31/99                                                         6,632           .03              .18
11/30/99                                                         6,537           .35             1.75
11/30/98                                                         6,704           .36             1.74
11/30/97                                                         6,430           .38             2.01
11/30/96                                                         5,249           .41             2.26
 Class 2
6/30/01                                                          2,587      .60 /5/         1.38 /5/
12/31/00                                                         1,972           .60             1.92
12/31/99                                                         1,203           .05              .16
11/30/99                                                         1,109           .60             1.50
11/30/98                                                           564           .61             1.02
11/30/97                                                           157           .35              .93
Asset Allocation Fund
 Class 1
6/30/01                                                         $1,073     .45% /5/        3.41% /5/
12/31/00                                                         1,136           .45             3.77
12/31/99                                                         1,387           .04              .31
11/30/99                                                         1,394           .44             3.50
11/30/98                                                         1,497           .45             3.63
11/30/97                                                         1,393           .47             3.63
11/30/96                                                         1,141           .49             3.88
 Class 2
6/30/01                                                            554      .70 /5/         3.16 /5/
12/31/00                                                           453           .70             3.53
12/31/99                                                           341           .06              .29
11/30/99                                                           321           .69             3.24
11/30/98                                                           173           .70             3.39
11/30/97                                                            42           .40             1.81
Bond Fund /8/
 Class 1
6/30/01                                                           $167     .50% /5/        7.86% /5/
12/31/00                                                           151           .51             8.03
12/31/99                                                           169           .05              .65
11/30/99                                                           173           .53             7.17
11/30/98                                                           186           .54             6.89
11/30/97                                                           132           .55             6.63
11/30/96                                                            77           .52             6.18
 Class 2
6/30/01                                                            224      .75 /5/         7.62 /5/
12/31/00                                                           144           .76             7.87
12/31/99                                                            85           .07              .63
11/30/99                                                            80           .78             6.94
11/30/98                                                            45           .78             6.62
11/30/97                                                            12           .44             3.50
High-Yield Bond Fund
 Class 1
6/30/01                                                           $426     .52% /5/        9.46% /5/
12/31/00                                                           436           .52             9.87
12/31/99                                                           586           .04              .79
11/30/99                                                           589           .51             9.13
11/30/98                                                           715           .51             8.66
11/30/97                                                           765           .51             8.92
11/30/96                                                           662           .53             9.27
 Class 2
6/30/01                                                            140      .77 /5/         9.23 /5/
12/31/00                                                           117           .77             9.76
12/31/99                                                            99           .07              .77
11/30/99                                                            95           .76             8.86
11/30/98                                                            68           .76             8.60
11/30/97                                                            21           .43             4.92
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
6/30/01                                                           $367     .48% /5/        5.86% /5/
12/31/00                                                           362           .49             6.16
12/31/99                                                           421           .05              .52
11/30/99                                                           431           .52             6.06
11/30/98                                                           537           .51             6.11
11/30/97                                                           471           .52             6.73
11/30/96                                                           512           .53             7.33
 Class 2
6/30/01                                                             96      .73 /5/         5.61 /5/
12/31/00                                                            70           .74             5.89
12/31/99                                                            48           .07              .51
11/30/99                                                            47           .77             5.83
11/30/98                                                            32           .75             5.68
11/30/97                                                             7           .44             3.45
Cash Management Fund
 Class 1
6/30/01                                                           $224     .46% /5/        4.61% /5/
12/31/00                                                           211           .46             5.80
12/31/99                                                           317           .04              .45
11/30/99                                                           306           .46             4.65
11/30/98                                                           250           .46             5.07
11/30/97                                                           226           .47             4.99
11/30/96                                                           240           .47             4.94
 Class 2
6/30/01                                                             74      .71 /5/         4.31 /5/
12/31/00                                                            49           .71             5.60
12/31/99                                                            48           .06              .42
11/30/99                                                            48           .71             4.40
11/30/98                                                            34           .70             4.75
11/30/97                                                            14           .41             2.80



                                                             Portfolio
                                                              turnover
Period Ended /1/                                              rate /2/

Global Growth Fund /3/
 Class 1
6/30/01                                                         15.84%
12/31/00                                                          41.19
12/31/99                                                           2.65
11/30/99                                                          25.84
11/30/98                                                          25.56
11/30/97                                                          13.22
 Class 2
6/30/01                                                           15.84
12/31/00                                                          41.19
12/31/99                                                           2.65
11/30/99                                                          25.84
11/30/98                                                          25.56
11/30/97                                                          13.22
Global Small Capitalization Fund /6/
 Class 1
6/30/01                                                         38.46%
12/31/00                                                          61.79
12/31/99                                                           6.65
11/30/99                                                          80.55
11/30/98                                                          28.20
 Class 2
6/30/01                                                           38.46
12/31/00                                                          61.79
12/31/99                                                           6.65
11/30/99                                                          80.55
11/30/98                                                          28.20
Growth Fund
 Class 1
6/30/01                                                         20.49%
12/31/00                                                          47.96
12/31/99                                                           2.55
11/30/99                                                          36.81
11/30/98                                                          49.91
11/30/97                                                          45.14
11/30/96                                                          30.88
 Class 2
6/30/01                                                           20.49
12/31/00                                                          47.96
12/31/99                                                           2.55
11/30/99                                                          36.81
11/30/98                                                          49.91
11/30/97                                                          45.14
International Fund
 Class 1
6/30/01                                                         17.08%
12/31/00                                                          41.84
12/31/99                                                           1.45
11/30/99                                                          41.99
11/30/98                                                          34.08
11/30/97                                                          50.12
11/30/96                                                          32.08
 Class 2
6/30/01                                                           17.08
12/31/00                                                          41.84
12/31/99                                                           1.45
11/30/99                                                          41.99
11/30/98                                                          34.08
11/30/97                                                          50.12
New World Fund /7/
 Class 1
6/30/01                                                         15.44%
12/31/00                                                          42.63
12/31/99                                                           2.57
11/30/99                                                            .81
 Class 2
6/30/01                                                           15.44
12/31/00                                                          42.63
12/31/99                                                           2.57
11/30/99                                                            .81
Growth-Income Fund
 Class 1
6/30/01                                                         18.06%
12/31/00                                                          47.14
12/31/99                                                           2.69
11/30/99                                                          40.63
11/30/98                                                          42.72
11/30/97                                                          37.55
11/30/96                                                          31.27
 Class 2
6/30/01                                                           18.06
12/31/00                                                          47.14
12/31/99                                                           2.69
11/30/99                                                          40.63
11/30/98                                                          42.72
11/30/97                                                          37.55
Asset Allocation Fund
 Class 1
6/30/01                                                         21.88%
12/31/00                                                          32.43
12/31/99                                                           1.42
11/30/99                                                          36.27
11/30/98                                                          27.97
11/30/97                                                          34.14
11/30/96                                                          50.62
 Class 2
6/30/01                                                           21.88
12/31/00                                                          32.43
12/31/99                                                           1.42
11/30/99                                                          36.27
11/30/98                                                          27.97
11/30/97                                                          34.14
Bond Fund /8/
 Class 1
6/30/01                                                         27.45%
12/31/00                                                          54.82
12/31/99                                                           5.48
11/30/99                                                          38.22
11/30/98                                                          61.54
11/30/97                                                          52.93
11/30/96                                                          32.83
 Class 2
6/30/01                                                           27.45
12/31/00                                                          54.82
12/31/99                                                           5.48
11/30/99                                                          38.22
11/30/98                                                          61.54
11/30/97                                                          52.93
High-Yield Bond Fund
 Class 1
6/30/01                                                         22.80%
12/31/00                                                          49.51
12/31/99                                                           1.36
11/30/99                                                          30.72
11/30/98                                                          65.80
11/30/97                                                          50.22
11/30/96                                                          44.81
 Class 2
6/30/01                                                           22.80
12/31/00                                                          49.51
12/31/99                                                           1.36
11/30/99                                                          30.72
11/30/98                                                          65.80
11/30/97                                                          50.22
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
6/30/01                                                         40.64%
12/31/00                                                          53.97
12/31/99                                                           1.86
11/30/99                                                          58.30
11/30/98                                                          89.25
11/30/97                                                          53.80
11/30/96                                                          30.45
 Class 2
6/30/01                                                           40.64
12/31/00                                                          53.97
12/31/99                                                           1.86
11/30/99                                                          58.30
11/30/98                                                          89.25
11/30/97                                                          53.80
Cash Management Fund
 Class 1
6/30/01                                                               -
12/31/00                                                              -
12/31/99                                                              -
11/30/99                                                              -
11/30/98                                                              -
11/30/97                                                              -
11/30/96                                                              -
 Class 2
6/30/01                                                               -
12/31/00                                                              -
12/31/99                                                              -
11/30/99                                                              -
11/30/98                                                              -
11/30/97                                                              -


/1/ The periods ended 1996 through 1999 represent the fiscal years ended
    November 30. The period ended December 31, 1999 represents the one month ended December 31. The period ended 2000 represents the fiscal year ended December 31. The period ended 2001 represents the six-month period ended June 30 (unaudited). Class 2 shares were offered for sale commencing April 30, 1997. Results for periods not representative of a full year are based on activity during the period. Total returns exclude all sales charges.
/2/ Represents portfolio turnover rate (equivalent for all share classes).
/3/ Commenced operations April 30, 1997.
/4/ Based on average shares outstanding.
/5/ Annualized.
/6/ Commenced operations April 30, 1998.
/7/ Commenced operations June 17, 1999.
/8/ Commenced operations January 2, 1996.

See Notes to Financial Statements



BOARD OF TRUSTEES

Lee A. Ault III
Los Angeles, California
Chairman of the Board, In-Q-Tel, Inc.;
former Chief Executive Officer,
Telecredit, Inc.

H. Frederick Christie
Rolling Hills Estates, California
Private investor; former President
and Chief Executive Officer,
The Mission Group; former President,
Southern California Edison Company

Joe E. Davis
Encino, California
Private investor;
former Chairman of the Board,
Linear Corporation; former President and
Chief Executive Officer,
National Health Enterprises, Inc.

James K. Dunton
Los Angeles, California
Chairman of the Board and Principal
Executive Officer of the series
Senior Vice President and Director,
Capital Research and
Management Company

Martin Fenton
San Diego, California
Managing Director,
Senior Resource Group, LLC
(development and management of
senior living communities)

Leonard R. Fuller
Marina del Rey, California
President, Fuller Consulting
(financial management consulting firm)

Mary Myers Kauppila
Boston, Massachusetts
Private investor; Chairman of the Board, Ladera Management Company;
former owner and President,
Energy Investment, Inc.

Donald D. O'Neal
San Francisco, California
President of the series
Senior Vice President,
Capital Research and
Management Company

Kirk P. Pendleton
Huntingdon Valley, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc. (venture capital
investment)

James F. Rothenberg
Los Angeles, California
President and Director,
Capital Research and
Management Company


OTHER OFFICERS

Michael J. Downer
Los Angeles, California
Senior Vice President of the series
Senior Vice President - Fund Business
Management Group, Capital Research and
Management Company

Abner D. Goldstine
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and
Management Company

Alan N. Berro
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

Claudia P. Huntington
Los Angeles, California
Vice President of the series
Senior Vice President, Capital Research
and Management Company

Robert W. Lovelace
Los Angeles, California
Vice President of the series
Vice President, Capital Research and
Management Company

John H. Smet
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research and
Management Company

Susan M. Tolson
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

Chad L. Norton
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

Robert P. Simmer
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

Sheryl F. Johnson
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

David A. Pritchett
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company


[The American Funds Insurance Series/SM/]

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823


CUSTODIANS OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

The Chase Manhattan Bank
270 Park Avenue
New York, New York 10017-2070


COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

THIS REPORT IS FOR THE INFORMATION OF AMERICAN FUNDS INSURANCE SERIES INVESTORS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS FOR AMERICAN FUNDS INSURANCE SERIES AND THE PROSPECTUS FOR THE APPLICABLE INSURANCE CONTRACT, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES. IF USED AS SALES MATERIAL AFTER SEPTEMBER 30, 2001, THIS REPORT MUST BE ACCOMPANIED BY AN AMERICAN LEGACY III STATISTICAL UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

Printed on recycled paper
Litho in USA RCG/L/5188
/C/2001 American Funds Distributors, Inc.
Lit. No. AFIS-013-0801